                                                          File No. 811-2552
                                                          File No. 2-21867

                   SECURITIES AND EXCHANGE COMMISSION

                        Washington, D. C.  20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                     Pre-Effective Amendment No. ____
                    Post-Effective Amendment No. 126

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                            Amendment No. 34

WADDELL & REED ADVISORS FUNDS, INC.
---------------------------------------------------------------------
                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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        (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000
---------------------------------------------------------------------

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
---------------------------------------------------------------------
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on December 15, 2000 pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485
         _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

   ==================================================================
               DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

    The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the fiscal year ended December 31, 1999 for Waddell & Reed Advisors Core
Investment Fund, Waddell & Reed Advisors Accumulative Fund and Waddell &
Reed Advisors Science and Technology Fund was filed on March 28, 2000.
Notice for Waddell & Reed Advisors Bond Fund's fiscal year ended September
30, 2000 was filed on or about December 13, 2000.

                                                                      PROSPECTUS
                                                               DECEMBER 15, 2000

                   Waddell & Reed Advisors Funds

                                 FIXED INCOME &
                                 MONEY MARKET FUNDS

                                 Bond Fund               [GRAPHIC]

                                 Global Bond Fund        [GRAPHIC]

                                 Government Securities Fund

                                 High Income Fund

                                 Municipal Bond Fund

                                 Municipal High Income Fund

                                 Municipal Money Market Fund

                                 Cash Management

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
FUNDS' SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
ADEQUATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                      [LOGO] WADDELL & REED
                                      FINANCIAL SERVICES -Registered Trademark-
                                      -----------------------------------------
                                      INVESTING. WITH A PLAN-SM-.

CONTENTS

 3    An Overview of the Funds
 3    Bond Fund
 9    Global Bond Fund
16    Government Securities Fund
21    High Income Fund
27    Municipal Bond Fund
33    Municipal High Income Fund
40    Municipal Money Market Fund
44    Cash Management
49    The Investment Principles of the Funds
62    Your Account
86    The Management of the Funds
89    Financial Highlights

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOAL
          WADDELL & REED ADVISORS
          BOND FUND

               (FORMERLY UNITED BOND FUND-SM-) SEEKS A REASONABLE RETURN WITH
               EMPHASIS ON PRESERVATION OF CAPITAL.

PRINCIPAL STRATEGIES

Bond Fund seeks to achieve its goal by investing primarily in domestic debt securities usually of investment grade (rated BBB and higher by Standard &
Poor's ("S&P") and Baa and higher by Moody's). The Fund has no limitations regarding the maturity duration or dollar weighted average of its holdings. In selecting the debt securities for the Fund's portfolio, Waddell & Reed
Investment Management Company ("WRIMCO"), the Fund's investment manager, considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Fund can invest in securities of companies of any size.

In selecting debt securities for the Fund, WRIMCO may look at many factors.
These include the issuer's past, present and estimated future:

-  financial strength

-  cash flow

-  management

-  borrowing requirements

-  responsiveness to changes in interest rates and business conditions.

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

                                                                               3

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

-    prepayment of higher-yielding bonds held by the Fund

-    the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

-    changes in the maturities of bonds owned by the Fund

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

WHO MAY WANT TO INVEST
Bond Fund is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the Fund fits your particular investment objectives.

--------------------------------------------------------------------------------
PERFORMANCE

BOND FUND
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. As of September 30, 2000, the Fund's fiscal-year end changed from December 31 to September 30.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90              4.24%
'91             17.76%
'92              7.84%
'93             13.19%
'94             -5.76%
'95             20.50%
'96              3.20%
'97              9.77%
'98              7.27%
'99             -1.08%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 7.11% (THE
THIRD QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -7.37% (THE FIRST
QUARTER OF 1997). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
5.24%.

                                                                               5

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 1999 (%)       1 YEAR   5 YEARS    10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF BOND FUND       -6.77%    6.42%      6.84%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Index            -0.83%    7.74%      7.75%
--------------------------------------------------------------------------------
Lipper Corporate Debt Funds
A-Rated Universe Average          -2.61%    6.90%      7.30%
--------------------------------------------------------------------------------
CLASS B SHARES OF BOND FUND                                         -4.64%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Index            -0.83%    7.74%      7.75%        -0.16%
--------------------------------------------------------------------------------
Lipper Corporate Debt Funds
A-Rated Universe Average          -2.61%    6.90%      7.30%        -0.45%
--------------------------------------------------------------------------------
CLASS C SHARES OF BOND FUND                                         -0.86%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Index            -0.83%    7.74%      7.75%        -0.16%
--------------------------------------------------------------------------------
Lipper Corporate Debt Funds
A-Rated Universe Average          -2.61%    6.90%      7.30%        -0.45%
--------------------------------------------------------------------------------
CLASS Y SHARES OF BOND FUND       -0.81%                             5.93%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Index            -0.83%    7.74%      7.75%         6.04%
--------------------------------------------------------------------------------
Lipper Corporate Debt Funds
A-Rated Universe Average          -2.61%    6.90%      7.30%         5.09%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE
LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF
THE FUND.

(1) SINCE SEPTEMBER 9, 1999 FOR CLASS B SHARES, SEPTEMBER 9, 1999 FOR CLASS C
SHARES AND JUNE 19, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED
OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH
CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX ARE NOT AVAILABLE, INDEX
PERFORMANCE IS CALCULATED FROM SEPTEMBER 30, 1999, SEPTEMBER 30, 1999, AND JUNE
30, 1995, RESPECTIVELY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

BOND FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM           CLASS A     CLASS B     CLASS C      CLASS Y
YOUR INVESTMENT)                   SHARES      SHARES      SHARES       SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                  5.75%       None        None         None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)(1)
(AS A PERCENTAGE OF
LESSER OF AMOUNT INVESTED
OR REDEMPTION VALUE)                None(2)        5%          1%        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED        CLASS A     CLASS B     CLASS C      CLASS Y
FROM FUND ASSETS)                  SHARES      SHARES      SHARES       SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                     0.53%       0.53%       0.53%        0.53%
--------------------------------------------------------------------------------
DISTRIBUTION AND
SERVICE (12b-1) FEES                0.25%       1.00%       1.00%     None
--------------------------------------------------------------------------------
OTHER EXPENSES                      0.28%       0.41%       0.47%        0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                  1.06%       1.94%       2.00%        0.73%
--------------------------------------------------------------------------------

(1) THE CONTINGENT DEFERRED SALES CHARGE ("CDSC"), WHICH IS IMPOSED ON THE
LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM
5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS
MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND
FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR
REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE
SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT
INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS
AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS
FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A
MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED
TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES
EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER
FUND-LEVEL EXPENSES FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2000. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               7

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:              1 YEAR        3 YEARS      5 YEARS   10 YEARS
------------------------------------------------------------------------------

Class A Shares                   $677          $894        $1,128    $ 1,798
------------------------------------------------------------------------------
Class B Shares                   $597          $910        $1,149    $ 2,038(1)
------------------------------------------------------------------------------
Class C Shares                   $203          $626        $1,076    $ 2,324
------------------------------------------------------------------------------
Class Y Shares                   $ 75          $233        $  406    $   906
------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:              1 YEAR        3 YEARS      5 YEARS   10 YEARS
------------------------------------------------------------------------------

Class A Shares                   $677          $894        $1,128    $ 1,798
------------------------------------------------------------------------------
Class B Shares                   $197          $610        $1,049    $ 2,038(1)
------------------------------------------------------------------------------
Class C Shares                   $203          $626        $1,076    $ 2,324
------------------------------------------------------------------------------
Class Y Shares                   $ 75          $233        $  406    $   906
------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOALS
          WADDELL & REED ADVISORS
          GLOBAL BOND FUND, INC.

                    (FORMERLY UNITED HIGH INCOME FUND II, INC. -SM-) SEEKS, AS A
                    PRIMARY GOAL, A HIGH LEVEL OF CURRENT INCOME. AS A SECONDARY
                    GOAL, THE FUND SEEKS CAPITAL GROWTH WHEN CONSISTENT WITH ITS
                    PRIMARY GOAL.

PRINCIPAL STRATEGIES

Global Bond Fund seeks to achieve its goals by investing primarily in a diversified portfolio of U.S. dollar-denominated debt securities of foreign and
U.S. issuers. The Fund invests, primarily, in investment grade securities. The
Fund may, however, invest up to 35% of its total assets in lower quality bonds, commonly called junk bonds, that are rated BB and below by S&P or comparable ratings issued by any Nationally Recognized Statistical Rating Organization(s)
("NRSRO(s)"), or if unrated, judged by WRIMCO to be of comparable quality. The
Fund will only invest in junk bonds if WRIMCO deems the risks to be consistent with the Fund's goals. The Fund may invest in bonds of any maturity, although
WRIMCO seeks to focus on the intermediate-term sector (generally, bonds with maturities ranging between one and ten years).

The Fund invests primarily in issuers of countries that are members of the
Organisation of Economic Co-Operation and Development (OECD). The OECD includes countries that share the principles of the market economy, pluralist democracy and respect for human rights. The original 20 members of the OECD are located in
Western countries of Europe and North America. Japan, Australia, New Zealand,
Finland, Mexico, the Czech Republic, Hungary, Poland and Korea have also joined the OECD. The Fund may invest in securities issued by foreign or U.S.
governments and in foreign or U.S. companies of any size.

The Fund may invest in equity securities of foreign and U.S. issuers to achieve its secondary goal of capital growth.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

-    country analysis (economic, legislative/judicial and demographic trends)

                                                                               9

-    credit analysis of the issuer (financial strength, cash flow, management, strategy and accounting)

-    maturity of the issue

-    quality of the issue

-    denomination of the issue (e.g. U.S. Dollar, Euro, Yen)

-    domicile of the issuer.

In general, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines to an unacceptable level or management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Because Global Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

-    the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

-    an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline

-    changes in the maturities of bonds owned by the Fund

-    changes in foreign exchange rates and foreign currency fluctuations, which may affect the value of certain securities the Fund holds

-    the susceptibility of lower-rated bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

Investing in foreign securities presents additional risks, such as political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

WHO MAY WANT TO INVEST
Global Bond Fund is designed for investors primarily seeking exposure to foreign market issuers for a portion of their fixed-income holdings, with limited exposure to foreign currency risk. The Fund is not suitable for all investors.
You should consider whether the Fund fits your particular investment objectives.

                                                                              11

PERFORMANCE

GLOBAL BOND FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[GRAPH]

CHART OF YEAR-BY-YEAR RETURNS(1)

AS OF DECEMBER 31 EACH YEAR (%)

'90             -5.29%
'91             31.31%
'92             15.23%
'93             17.39%
'94             -4.07%
'95             16.88%
'96             11.93%
'97             14.97%
'98              2.69%
'99              1.45%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 11.52% (THE
FIRST QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -5.76% (THE THIRD
QUARTER OF 1998). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
-2.62%.

(1) PRIOR TO SEPTEMBER 18, 2000, THE FUND SOUGHT TO ACHIEVE ITS GOALS BY
INVESTING PRIMARILY IN JUNK BONDS, WITH MINIMAL INVESTMENT IN FOREIGN
SECURITIES. ACCORDINGLY, THE PERFORMANCE INFORMATION IN THE BAR CHART AND
PERFORMANCE TABLE FOR PERIODS PRIOR TO THAT DATE REFLECT THE OPERATIONS OF THE
FUND UNDER ITS FORMER INVESTMENT STRATEGIES AND RELATED POLICIES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 1999 (%)     1 YEAR     5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF
GLOBAL BOND FUND                -4.38%      8.11%      9.10%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                     1.73%      9.71%     10.94%
--------------------------------------------------------------------------------
Lipper High Current
Yield Funds Universe Average     4.53%      8.84%     10.03%
--------------------------------------------------------------------------------
CLASS B SHARES OF
GLOBAL BOND FUND                                                    -2.55%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                     1.73%      9.71%     10.94%         2.42%
--------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average           4.53%      8.84%     10.03%         2.78%
--------------------------------------------------------------------------------
CLASS C SHARES OF
GLOBAL BOND FUND                                                     1.45%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                     1.73%      9.71%     10.94%         2.42%
--------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average           4.53%      8.84%     10.03%         2.78%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
GLOBAL BOND FUND                 1.76%                               7.36%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                     1.73%      9.71%     10.94%         7.08%
--------------------------------------------------------------------------------
Lipper High Current Yield
Funds Universe Average           4.53%      8.84%     10.03%         6.48%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE
LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOALS OF
THE FUND AND INVESTMENT STRATEGIES SIMILAR TO THOSE OF THE FUND PRIOR TO
SEPTEMBER 18, 2000.

(1) SINCE OCTOBER 6, 1999 FOR CLASS B SHARES, OCTOBER 6, 1999 FOR CLASS C SHARES
AND FEBRUARY 27, 1996 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED
OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH
CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEXES (INCLUDING INCOME) ARE NOT
AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31,
1999, AND FEBRUARY 29, 1996, RESPECTIVELY.

                                                                              13

--------------------------------------------------------------------------------
FEES AND EXPENSES

GLOBAL BOND FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM            CLASS A     CLASS B    CLASS C    CLASS Y
YOUR INVESTMENT)                    SHARES      SHARES     SHARES     SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                    5.75%       None       None       None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                     None(2)        5%         1%      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED         CLASS A     CLASS B    CLASS C    CLASS Y
FROM FUND ASSETS)                   SHARES      SHARES     SHARES     SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                       0.63%       0.63%      0.63%      0.63%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                          0.25%       0.99%      0.99%      None
--------------------------------------------------------------------------------
OTHER EXPENSES                        0.31%       0.47%      0.68%      0.22%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                    1.19%       2.09%      2.30%      0.85%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED
TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES
EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER
FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:              1 YEAR      3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                   $689        $931         $1,192       $1,935
--------------------------------------------------------------------------------
Class B Shares                   $612        $955         $1,224       $2,188(1)
--------------------------------------------------------------------------------
Class C Shares                   $233        $718         $1,230       $2,636
--------------------------------------------------------------------------------
Class Y Shares                   $ 87        $271         $  471       $1,049
--------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:              1 YEAR      3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                   $689        $931         $1,192       $1,935
--------------------------------------------------------------------------------
Class B Shares                   $212        $655         $1,124       $2,188(1)
--------------------------------------------------------------------------------
Class C Shares                   $233        $718         $1,230       $2,636
--------------------------------------------------------------------------------
Class Y Shares                   $ 87        $271         $  471       $1,049
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

                                                                              15

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOAL
          WADDELL & REED ADVISORS
          GOVERNMENT SECURITIES FUND, INC.

               (FORMERLY UNITED GOVERNMENT SECURITIES FUND, INC.-SM-) SEEKS AS
               HIGH A CURRENT INCOME AS IS CONSISTENT WITH SAFETY OF PRINCIPAL.

PRINCIPAL STRATEGIES

Government Securities Fund seeks to achieve its goal by investing exclusively in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"). The Fund invests in a diversified portfolio of U.S. Government securities, including treasury issues and mortgage-backed securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Because Government Securities Fund owns different types of fixed-income instruments, a variety of factors can affect its investment performance, such as:

-    an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    prepayment of higher-yielding bonds and mortgage-backed securities

-    WRIMCO's skill in evaluating and selecting securities for the Fund.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. As well, not all U.S. Government securities are backed by the full faith and credit of the United States.

WHO MAY WANT TO INVEST
Government Securities Fund is designed for investors who seek current income and the relative security of investing in U.S. Government securities. You should consider whether the Fund fits your particular investment objectives.

--------------------------------------------------------------------------------
PERFORMANCE

GOVERNMENT SECURITIES FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90              7.27%
'91             16.07%
'92              7.54%
'93              9.99%
'94             -3.88%
'95             19.30%
'96              1.77%
'97              9.16%
'98              7.49%
'99             -0.64%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 6.81% (THE
THIRD QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -3.32% (THE FIRST
QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
6.24%.

                                                                              17

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 1999 (%)    1 YEAR    5 YEARS   10 YEARS    LIFE OF CLASS(1)
-------------------------------------------------------------------------------

CLASS A SHARES OF
GOVERNMENT SECURITIES FUND      -4.86%     6.27%      6.76%
-------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index             -0.59%     7.66%      7.64%
-------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                -3.02%     6.50%      6.63%
-------------------------------------------------------------------------------
CLASS B SHARES OF
GOVERNMENT SECURITIES FUND                                           -5.09%
-------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index             -0.59%     7.66%      7.64%          -0.52%
-------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                -3.02%     6.50%      6.63%          -0.82%
-------------------------------------------------------------------------------
CLASS C SHARES OF
GOVERNMENT SECURITIES FUND                                           -0.87%
-------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index             -0.59%     7.66%      7.64%          -0.52%
-------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                -3.02%     6.50%      6.63%          -0.82%
-------------------------------------------------------------------------------
CLASS Y SHARES OF
GOVERNMENT SECURITIES FUND      -0.28%                                5.73%
-------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index             -0.59%     7.66%      7.64%           5.96%
-------------------------------------------------------------------------------
Lipper General U. S.
Government Funds
Universe Average                -3.02%     6.50%      6.63%           4.69%
-------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE
LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF
THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 8, 1999 FOR CLASS C SHARES
AND SEPTEMBER 27, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED
OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH
CALCULATIONS OF THE PERFORMANCE OF THE INDEX (INCLUDING INCOME) ARE NOT
AVAILABLE, PERFORMANCE OF THE INDEX IS FROM OCTOBER 31, 1999, OCTOBER 31, 1999
AND SEPTEMBER 30, 1995, RESPECTIVELY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

GOVERNMENT SECURITIES FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM          CLASS A      CLASS B     CLASS C     CLASS Y
 YOUR INVESTMENT)                 SHARES       SHARES      SHARES      SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                  4.25%        None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                   None(2)         5%          1%       None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED       CLASS A      CLASS B     CLASS C     CLASS Y
FROM FUND ASSETS)                 SHARES       SHARES      SHARES      SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                     0.50%        0.50%       0.50%       0.50%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                        0.24%        1.00%       1.00%       None
--------------------------------------------------------------------------------
OTHER EXPENSES                      0.42%        0.56%       0.60%       0.30%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                  1.16%        2.06%       2.10%       0.80%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED
TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES
EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER
FUND-LEVEL EXPENSES FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2000. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                              19

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:              1 YEAR     3 YEARS       5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Class A Shares                   $538       $778         $1,036      $1,774
--------------------------------------------------------------------------------
Class B Shares                   $609       $946         $1,208      $2,157(1)
--------------------------------------------------------------------------------
Class C Shares                   $213       $658         $1,129      $2,431
--------------------------------------------------------------------------------
Class Y Shares                   $ 82       $255         $  444      $  990
--------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:              1 YEAR     3 YEARS       5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Class A Shares                   $538       $778         $1,036      $1,774
--------------------------------------------------------------------------------
Class B Shares                   $209       $646         $1,108      $2,157(1)
--------------------------------------------------------------------------------
Class C Shares                   $213       $658         $1,129      $2,431
--------------------------------------------------------------------------------
Class Y Shares                   $ 82       $255         $  444      $  990
--------------------------------------------------------------------------------

(1)REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

           GOALS
           WADDELL & REED ADVISORS
           HIGH INCOME FUND, INC.

                    (FORMERLY UNITED HIGH INCOME FUND, INC.-SM-) SEEKS, AS A
                    PRIMARY GOAL, A HIGH LEVEL OF CURRENT INCOME. AS A SECONDARY
                    GOAL, THE FUND SEEKS CAPITAL GROWTH WHEN CONSISTENT WITH ITS
                    PRIMARY GOAL.

PRINCIPAL STRATEGIES
High Income Fund seeks to achieve its goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities the risks of which are, in the judgment of WRIMCO, consistent with the Fund's goals.
The Fund can invest in companies of any size. The Fund invests primarily in the lower quality bonds, commonly called junk bonds, that are rated BB and below by
S&P or Ba and below by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds. As well, the Fund may invest in bonds of any maturity.

The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Fund.
These include an issuer's past, current and estimated future:

-    financial strength

-    cash flow

-    management

-    borrowing requirements

-    responsiveness to changes in interest rates and business conditions.

In general, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines to an unacceptable level or management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential

                                                                              21

has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Because High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

-    the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

-    the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds

-    an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline

-    changes in the maturities of bonds owned by the Fund

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

WHO MAY WANT TO INVEST
High Income Fund is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth where consistent with the goal of income. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

HIGH INCOME FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90            -14.97%
'91             37.45%
'92             16.33%
'93             17.69%
'94             -3.66%
'95             17.80%
'96             11.88%
'97             14.32%
'98              3.88%
'99              2.92%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 12.12% (THE
FIRST QUARTER OF 1991) AND THE LOWEST QUARTERLY RETURN WAS -7.59% (THE THIRD
QUARTER OF 1990). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
-2.53%.

                                                                              23

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 1999 (%)      1 YEAR     5 YEARS  10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF
HIGH INCOME FUND                 -3.00%      8.71%     8.93%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                      1.73%      9.71%    10.94%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                   1.24%     10.39%    11.35%
--------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                  4.53%      8.84%    10.03%
--------------------------------------------------------------------------------
CLASS B SHARES OF
HIGH INCOME FUND                                                    -2.38%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                      1.73%      9.71%    10.94%         2.42%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                   1.24%     10.39%    11.35%         2.70%
--------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                  4.53%      8.84%    10.03%         2.78%
--------------------------------------------------------------------------------
CLASS C SHARES OF
HIGH INCOME FUND                                                     1.62%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                      1.73%      9.71%    10.94%         2.42%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                   1.24%     10.39%    11.35%         2.70%
--------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                  4.53%      8.84%    10.03%         2.78%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
HIGH INCOME FUND                  3.15%                              8.17%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Market Index                      1.73%      9.71%    10.94%         7.34%
--------------------------------------------------------------------------------
Salomon Brothers High Yield
Composite Index                   1.24%     10.39%    11.35%         7.57%
--------------------------------------------------------------------------------
Lipper High Current Yield Funds
Universe Average                  4.53%      8.84%    10.03%         7.02%
--------------------------------------------------------------------------------

THE INDEXES SHOWN ARE BROAD-BASED, SECURITIES MARKET INDEXES THAT ARE UNMANAGED.
THE SALOMON BROTHERS HIGH YIELD MARKET INDEX WILL REPLACE THE SALOMON BROTHERS
HIGH YIELD COMPOSITE INDEX. WRIMCO BELIEVES THAT THE NEW INDEX PROVIDES A MORE
ACCURATE BASIS FOR COMPARING THE FUND'S PERFORMANCE TO THE TYPES OF SECURITIES
IN WHICH THE FUND INVESTS. BOTH INDEXES ARE PRESENTED FOR COMPARISON PURPOSES.
THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE
GOALS OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 4, 1999 FOR CLASS C SHARES
AND JANUARY 4, 1996 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS
ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF
THE PERFORMANCE OF THE INDEXES (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX
PERFORMANCE IS FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND DECEMBER 31, 1995,
RESPECTIVELY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

HIGH INCOME FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM           CLASS A      CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)                   SHARES       SHARES      SHARES     SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                   5.75%       None        None       None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                    None(2)        5%          1%      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------

(EXPENSES THAT ARE DEDUCTED        CLASS A      CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)                  SHARES       SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                      0.62%       0.62%       0.62%      0.62%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                         0.24%       1.00%       1.00%      None
--------------------------------------------------------------------------------
OTHER EXPENSES                       0.22%       0.40%       0.50%      0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                   1.08%       2.02%       2.12%      0.82%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED
TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES
EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER
FUND-LEVEL EXPENSES FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2000. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                              25

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:            1 YEAR       3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------

Class A Shares                $679         $899         $1,136         $1,816
--------------------------------------------------------------------------------
Class B Shares                $605         $934         $1,188         $2,104(1)
--------------------------------------------------------------------------------
Class C Shares                $215         $664         $1,139         $2,452
--------------------------------------------------------------------------------
Class Y Shares                $ 84         $262         $  455         $1,014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:            1 YEAR       3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------

Class A Shares                $679         $899         $1,136         $1,816
--------------------------------------------------------------------------------
Class B Shares                $205         $634         $1,088         $2,104(1)
--------------------------------------------------------------------------------
Class C Shares                $215         $664         $1,139         $2,452
--------------------------------------------------------------------------------
Class Y Shares                $ 84         $262         $  455         $1,014
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOAL
          WADDELL & REED ADVISORS
          MUNICIPAL BOND FUND, INC.

                    (FORMERLY UNITED MUNICIPAL BOND FUND, INC.-SM-) SEEKS TO
                    PROVIDE INCOME THAT IS NOT SUBJECT TO FEDERAL INCOME TAX.

PRINCIPAL STRATEGIES

Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund may invest in bonds of any maturity. "Municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion of the Fund's municipal bond interest may be subject to the
Federal alternative minimum tax ("AMT"), up to 40% of the dividends paid to shareholders.

The Fund diversifies its holdings among two main types of municipal bonds:

-    general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority, and

-    revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain private activity bonds ("PABs") and industrial development bonds
     ("IDBs"), which finance privately operated facilities.

WRIMCO, the Fund's investment manager, may look at a number of factors in selecting securities for the Fund's portfolio. These include:

-    the security's current coupon

-    the maturity of the security

-    the relative value of the security

-    the creditworthiness of the particular issuer or of the private company involved

-    the structure of the security, including whether it has a put or a call feature.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

                                                                              27

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Municipal Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

-    an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

-    prepayment of asset-backed securities or mortgage-backed securities held by the Fund ("extraordinary call risk")

-    prepayment of higher-yielding bonds when interest rates decline ("optional call risk")

-    changes in the maturities of bonds owned by the Fund

-    the credit quality of the issuers whose securities the Fund owns or of the private companies involved in IDB-financed projects

-    the local economic, political or regulatory environment affecting bonds owned by the Fund

-    failure of a bond's interest to qualify as tax-exempt

-    legislation affecting the tax status of municipal bond interest

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

A significant portion of the Fund's municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

WHO MAY WANT TO INVEST
Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. You should consider whether the Fund fits your particular investment objectives.

--------------------------------------------------------------------------------
PERFORMANCE

MUNICIPAL BOND FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90              5.63%
'91             13.15%
'92              9.53%
'93             14.30%
'94             -7.14%
'95             20.17%
'96              4.12%
'97             10.23%
'98              5.20%
'99             -5.50%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 8.87% (THE
FIRST QUARTER OF 1995) AND THE LOWEST QUARTERLY RETURN WAS -6.48% (THE FIRST
QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
6.68%.

                                                                              29

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 1999 (%)        1 YEAR   5 YEARS   10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF
MUNICIPAL BOND FUND                -9.52%    5.60%      6.23%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                         -2.07%    6.92%      6.89%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average        -4.63%    5.76%      6.18%
--------------------------------------------------------------------------------
CLASS B SHARES OF
MUNICIPAL BOND FUND                                                 -6.88%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                         -2.07%    6.92%      6.89%        0.30%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average        -4.63%    5.76%      6.18%       -0.03%
--------------------------------------------------------------------------------
CLASS C SHARES OF
MUNICIPAL BOND FUND                                                 -3.05%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                         -2.07%    6.92%      6.89%        0.30%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average        -4.63%    5.76%      6.18%       -0.03%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
MUNICIPAL BOND FUND                -5.42%                           -5.41%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                         -2.07%    6.92%      6.89%       -2.07%
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Universe Average        -4.63%    5.76%      6.18%       -4.63%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE
LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF
THE FUND.

(1)SINCE OCTOBER 5, 1999 FOR CLASS B SHARES, OCTOBER 7, 1999 FOR CLASS C SHARES
AND DECEMBER 30, 1998 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED
OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH
CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX (INCLUDING INCOME) ARE NOT
AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31,
1999 AND DECEMBER 31, 1998, RESPECTIVELY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

MUNICIPAL BOND FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM           CLASS A      CLASS B     CLASS C     CLASS Y
 YOUR INVESTMENT)                  SHARES       SHARES      SHARES      SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                   4.25%        None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)(1)(AS A
PERCENTAGE OF LESSER OF
AMOUNT INVESTED OR
REDEMPTION VALUE)                    None(2)         5%          1%       None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED        CLASS A      CLASS B     CLASS C     CLASS Y
FROM FUND ASSETS)                  SHARES       SHARES      SHARES      SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                      0.52%        0.52%       0.52%       0.52%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                         0.24%        0.99%       0.98%       None
--------------------------------------------------------------------------------
OTHER EXPENSES                       0.14%        0.35%       0.33%       0.19%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                   0.90%        1.86%       1.83%       0.71%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN
RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER
SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE
BASED ON OTHER FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                              31

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR       3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                  $513         $700      $  902       $1,486
--------------------------------------------------------------------------------
Class B Shares                  $589         $885      $1,106       $1,927(1)
--------------------------------------------------------------------------------
Class C Shares                  $186         $576      $  990       $2,148
--------------------------------------------------------------------------------
Class Y Shares                  $ 73         $227      $  395       $  883
--------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR       3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                  $513         $700      $  902       $1,486
--------------------------------------------------------------------------------
Class B Shares                  $189         $585      $1,006       $1,927(1)
--------------------------------------------------------------------------------
Class C Shares                  $186         $576      $  990       $2,148
--------------------------------------------------------------------------------
Class Y Shares                  $ 73         $227      $  395       $  883
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

           GOAL
           WADDELL & REED ADVISORS
           MUNICIPAL HIGH INCOME FUND, INC.

                    (FORMERLY UNITED MUNICIPAL HIGH INCOME FUND, INC.-SM-) SEEKS
                    TO PROVIDE A HIGH LEVEL OF INCOME THAT IS NOT SUBJECT TO
                    FEDERAL INCOME TAX.

PRINCIPAL STRATEGIES

Municipal High Income Fund seeks to achieve its goal through a diversified portfolio consisting mainly of tax-exempt municipal bonds. These bonds are rated primarily in the lower tier of investment grade (BBB by S&P and Baa by Moody's)
or lower, including bonds rated below investment grade, junk bonds (rated BB and lower by S&P and Ba and lower by Moody's), or, if unrated, judged by WRIMCO to be of similar quality.

"Municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund diversifies its holdings among two main types of municipal bonds:

-    general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority, and

-    revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds, IDBs and
     PABs finance privately operated facilities.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

-    the security's current coupon

-    the maturity of the security

-    the relative value and market yield of the security

-    the creditworthiness of the particular issuer or of the private company involved

-    the structure of the security, including whether it has a put or a call feature.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund,

                                                                              33

including consideration of the security's current credit quality. As well,
WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

The Fund may invest significantly in IDBs and PABs in general, revenue bonds payable from similar projects and municipal bonds of issuers located in the same geographic area.

The Fund typically invests in municipal bonds with remaining maturities of 10 to
30 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Because Municipal High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

-    an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

-    the credit quality of the issuers whose securities the Fund owns or of the private companies involved in IDB or PAB financed projects

-    changes in the maturities of bonds owned by the Fund

-    prepayment of asset-backed securities or other higher-yielding bonds held by the Fund ("prepayment risk")

-    the local economic, political or regulatory environment affecting bonds owned by the Fund

-    failure of a bond's interest to qualify as tax-exempt

-    legislation affecting the tax status of municipal bond interest

-    adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio.

A significant portion of the Fund's municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

WHO MAY WANT TO INVEST

Municipal High Income Fund is designed for investors seeking current income through a highly diversified portfolio that is primarily free from Federal income tax and that is higher than is normally available with securities in the higher-rated categories. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

                                                                              35

--------------------------------------------------------------------------------
PERFORMANCE

MUNICIPAL HIGH INCOME FUND
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

-    The performance table shows average annual total returns for each class and compares them to the market indicators listed.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90              7.19%
'91             11.67%
'92             10.15%
'93             13.19%
'94             -3.12%
'95             16.74%
'96              6.90%
'97             11.77%
'98              6.82%
'99             -5.20%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 8.48% (THE
FOURTH QUARTER OF 1998) AND THE LOWEST QUARTERLY RETURN WAS -3.93% (THE FIRST
QUARTER OF 1994). THE CLASS A RETURN FOR THE YEAR THROUGH SEPTEMBER 30, 2000 WAS
4.17%.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 1999 (%)     1 YEAR     5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF
MUNICIPAL HIGH INCOME FUND      -9.22%      6.23%     6.96%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                      -2.07%      6.92%     6.89%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average     -4.16%      6.06%     6.14%
--------------------------------------------------------------------------------
CLASS B SHARES OF
MUNICIPAL HIGH INCOME FUND                                         -7.84%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                      -2.07%      6.92%     6.89%         0.30%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average     -4.16%      6.06%     6.14%        -0.79%
--------------------------------------------------------------------------------
CLASS C SHARES OF
MUNICIPAL HIGH INCOME FUND                                         -4.06%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                      -2.07%      6.92%     6.89%         0.30%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average     -4.16%      6.06%     6.14%        -0.79%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
MUNICIPAL HIGH INCOME FUND      -5.00%                             -4.46%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                      -2.07%      6.92%     6.89%        -2.07%
--------------------------------------------------------------------------------
Lipper High Yield Municipal
Bond Funds Universe Average     -4.16%      6.06%     6.14%        -4.16%
-------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE
LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF
THE FUND.

(1) SINCE OCTOBER 5, 1999 FOR CLASS B SHARES, OCTOBER 8, 1999 FOR CLASS C SHARES
AND DECEMBER 30, 1998 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED
OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH
CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX (INCLUDING INCOME) ARE NOT
AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31,
1999 AND DECEMBER 31, 1998, RESPECTIVELY.

                                                                              37

--------------------------------------------------------------------------------
FEES AND EXPENSES

MUNICIPAL HIGH INCOME FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM           CLASS A      CLASS B    CLASS C     CLASS Y
YOUR INVESTMENT)                   SHARES       SHARES     SHARES      SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                   4.25%        None       None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)(1) (AS A
PERCENTAGE OF LESSER OF
AMOUNT INVESTED OR
REDEMPTION VALUE)                    None(2)         5%         1%       None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED        CLASS A      CLASS B    CLASS C     CLASS Y
FROM FUND ASSETS)                  SHARES       SHARES     SHARES      SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                      0.53%        0.53%      0.53%       0.53%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                         0.24%        1.00%      0.98%       None
--------------------------------------------------------------------------------
OTHER EXPENSES                       0.19%        0.37%      0.37%       0.43%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                   0.96%        1.90%      1.88%       0.96%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A
SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED
TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES
EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER
FUND-LEVEL EXPENSES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (C) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------

Class A Shares                 $519        $718       $   933       $1,553
--------------------------------------------------------------------------------
Class B Shares                 $593        $897       $ 1,126       $1,975(1)
--------------------------------------------------------------------------------
Class C Shares                 $191        $591       $ 1,016       $2,201
--------------------------------------------------------------------------------
Class Y Shares                 $ 98        $306       $   531       $1,178
--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------

Class A Shares                 $519        $718       $   933       $1,553
--------------------------------------------------------------------------------
Class B Shares                 $193        $597       $ 1,026       $1,975(1)
--------------------------------------------------------------------------------
Class C Shares                 $191        $591       $ 1,016       $2,201
--------------------------------------------------------------------------------
Class Y Shares                 $ 98        $306       $   531       $1,178
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

                                                                              39

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOAL
          WADDELL & REED ADVISORS
          MUNICIPAL MONEY MARKET FUND, INC.

                    SEEKS TO PROVIDE MAXIMUM CURRENT INCOME THAT IS CONSISTENT
                    WITH STABILITY OF PRINCIPAL AND EXEMPT FROM FEDERAL INCOME
                    TAXES.

PRINCIPAL STRATEGIES
Municipal Money Market Fund seeks to achieve its goal by investing in U.S.
dollar-denominated, short-term, high-quality tax-exempt securities. The Fund will typically invest at least 80% of its total assets in municipal obligations.
High quality indicates that the securities will be rated in one of the highest two short-term ratings as assigned by any NRSRO, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value ("NAV") of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.
Interest from the Fund's investments may be subject to the alternative minimum tax.

"Municipal obligations" mean securities the interest on which is not includable in gross income for Federal income tax purposes. The Fund diversifies its holdings among two main types of municipal bonds:

-    general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority, and

-    revenue bonds, which are payable only from specific sources, such as the revenue from a particular facility or a special tax. Revenue bonds, IDBs and PABs finance privately operated facilities.

The Fund may invest significantly in IDBs and PABs in general, revenue bonds payable from similar projects and municipal bonds of issuers located in the same geographic area.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Municipal Money Market Fund owns different types of short-term, tax-exempt securities, a variety of factors can affect its investment performance, such as:

-    an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

-    the credit quality and other conditions of the issuers whose securities the
     Fund holds or of private companies involved in IDB-financed projects

-    failure of a security's interest to qualify as tax-exempt

-    adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund.

A significant portion of the Fund's municipal obligation interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST

Municipal Money Market Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income, primarily exempt from federal income tax, and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

                                                                              41

--------------------------------------------------------------------------------
PERFORMANCE

MUNICIPAL MONEY MARKET FUND

The Fund has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

--------------------------------------------------------------------------------
FEES AND EXPENSES

MUNICIPAL MONEY MARKET FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM             CLASS A        CLASS B         CLASS C
YOUR INVESTMENT)                     SHARES         SHARES          SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                    None          None              None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                     None            5%                1%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2)

(EXPENSES THAT ARE                     CLASS A       CLASS B       CLASS C
DEDUCTED FROM FUND ASSETS)             SHARES        SHARES        SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                        0.40%         0.40%        0.40%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                           None          1.00%        1.00%
--------------------------------------------------------------------------------
OTHER EXPENSES                         0.30%         0.42%        0.44%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                     0.70%         1.82%        1.84%
--------------------------------------------------------------------------------

(2) THE EXPENSES SHOWN FOR MANAGEMENT FEES REFLECT THE MAXIMUM ANNUAL FEE
PAYABLE; HOWEVER, WRIMCO HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT
MANAGEMENT FEE ON ANY DAY IF THE FUND'S NET ASSETS ARE LESS THAN $25 MILLION,
SUBJECT TO WRIMCO'S RIGHT TO CHANGE OR TERMINATE THIS WAIVER. THE EXPENSE RATIOS
FOR OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c)
the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
--------------------------------------------------------------------------------

IF SHARES ARE REDEEMED
AT END OF PERIOD:                      1 YEAR          3 YEARS
--------------------------------------------------------------------------------

Class A Shares                          $ 72             $224
--------------------------------------------------------------------------------
Class B Shares                          $585             $873
--------------------------------------------------------------------------------
Class C Shares                          $187             $579
--------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:                      1 YEAR          3 YEARS
--------------------------------------------------------------------------------

Class A Shares                          $ 72             $224
--------------------------------------------------------------------------------
Class B Shares                          $185             $573
--------------------------------------------------------------------------------
Class C Shares                          $187             $579
--------------------------------------------------------------------------------

                                                                              43

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

          GOAL
          WADDELL & REED ADVISORS
          CASH MANAGEMENT, INC.

                       (FORMERLY UNITED CASH MANAGEMENT, INC.-SM-) SEEKS MAXIMUM
                       CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL.

PRINCIPAL STRATEGIES

Cash Management seeks to achieve its goal by investing in U.S. dollar-
denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or Prime-1 or
Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value ("NAV") of
$1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Cash Management owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

-    an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

-    the credit quality and other conditions of the issuers whose securities the
     Fund holds

-    adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

 -   WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO MAY WANT TO INVEST

Cash Management is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs.
You should consider whether the Fund fits your particular investment objectives.

                                                                              45

--------------------------------------------------------------------------------
PERFORMANCE

CASH MANAGEMENT

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown.

-    The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

-    The performance table shows average annual total returns for each class.

-    The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

[CHART]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'90         7.77%
'91         5.65%
'92         3.16%
'93         2.38%
'94         3.47%
'95         5.30%
'96         4.74%
'97         4.91%
'98         4.97%
'99         4.61%

--------------------------------------------------------------------------------
IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 1.93% (THE
SECOND QUARTER OF 1990) AND THE LOWEST QUARTERLY RETURN WAS 0.54% (THE FIRST
QUARTER OF 1994). AS OF DECEMBER 31, 1999, THE 7-DAY YIELD WAS EQUAL TO 5.35%.
YIELDS ARE COMPILED BY ANNUALIZING THE AVERAGE DAILY DIVIDEND PER SHARE DURING
THE TIME PERIOD FOR WHICH THE YIELD IS PRESENTED.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 1999 (%)    1 YEAR     5 YEARS    10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------

CLASS A SHARES OF THE FUND     4.61%      4.91%       4.69%
--------------------------------------------------------------------------------
CLASS B SHARES OF THE FUND                                        -3.79%
--------------------------------------------------------------------------------
CLASS C SHARES OF THE FUND                                         0.20%
--------------------------------------------------------------------------------

(1) SINCE SEPTEMBER 9, 1999 FOR CLASS B SHARES AND SEPTEMBER 9, 1999 FOR CLASS C
SHARES.

--------------------------------------------------------------------------------
FEES AND EXPENSES

CASH MANAGEMENT

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM            CLASS A         CLASS B         CLASS C
YOUR INVESTMENT)                    SHARES          SHARES          SHARES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                   None            None            None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD)1 (AS A
PERCENTAGE OF LESSER OF
AMOUNT INVESTED OR
REDEMPTION VALUE)                    None               5%              1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE                  CLASS A         CLASS B         CLASS C
DEDUCTED FROM FUND ASSETS)          SHARES          SHARES          SHARES
--------------------------------------------------------------------------------

MANAGEMENT FEES                      0.40%           0.40%           0.40%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                         None            1.00%           0.96%
--------------------------------------------------------------------------------
OTHER EXPENSES                       0.36%           0.24%           0.36%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                   0.76%           1.64%           1.72%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION
VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST
YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR
REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE
WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO
0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC
APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES
REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING
THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF
SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON
THE FIRST DAY OF THE MONTH.

(2) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN
RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES EFFECTIVE
SEPTEMBER 1, 2000; OTHERWISE EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL
EXPENSES FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2000. ACTUAL EXPENSES MAY
BE GREATER OR LESS THAN THOSE SHOWN.

                                                                              47

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
AT END OF PERIOD:             1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                 $  78          $243         $422       $  942
--------------------------------------------------------------------------------
Class B Shares                 $ 567          $817         $992       $1,707(1)
--------------------------------------------------------------------------------
Class C Shares                 $ 175          $542         $933       $2,030
--------------------------------------------------------------------------------

IF SHARES ARE NOT REDEEMED
AT END OF PERIOD:             1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A Shares                 $  78          $243         $422       $  942
--------------------------------------------------------------------------------
Class B Shares                 $ 167          $517         $892       $1,707(1)
--------------------------------------------------------------------------------
Class C Shares                 $ 175          $542         $933       $2,030
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A AFTER CONVERSION OF CLASS B
SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE
PURCHASED.

--------------------------------------------------------------------------------
THE INVESTMENT PRINCIPLES OF THE FUNDS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

WADDELL & REED ADVISORS BOND FUND

The goal of the Fund is a reasonable return with emphasis on preservation of capital. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of debt securities of high quality, and to a lesser extent, in non-investment grade securities, convertible securities and debt securities with warrants attached. The Fund may use various techniques (e.g., investing in put bonds) to manage the duration of its holdings. As a result, as interest rates rise, the duration, or price sensitivity to rising interest rates, of the Fund's holdings will typically decline. There is no guarantee that the Fund will achieve its goal.

The Fund limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may invest in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions.
It may sell longer-term bonds and buy shorter-term bonds or money market instruments.

By taking a temporary defensive position, the Fund may not achieve its investment objective.

                                                                              49

--------------------------------------------------------------------------------
WADDELL & REED ADVISORS GLOBAL BOND FUND

The primary goal of the Global Bond Fund is to earn a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with the primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of U.S. dollar-denominated debt securities of U.S. or foreign issuers. There is no guarantee that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, the Fund may also own, to a lesser extent, preferred stock, common stock and convertible securities. The debt securities may be of any maturity but will primarily be of intermediate term (generally, maturity ranging between one and ten years) and of investment grade. The Fund may, however, invest up to 35% of its total assets in debt securities, typically foreign issues, in the lower rating categories of the established rating organizations, or unrated securities determined by WRIMCO to be of comparable quality. Lower quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness.

During normal market conditions, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. The
Fund generally limits its holdings so that no more than 30% of its total assets are invested in issuers within a single country outside the U.S. Typically, the
Fund invests no more than 10% of its assets in securities denominated in foreign currencies.

During normal market conditions, the Fund invests at least 65% of its total assets in debt securities. The Fund limits its acquisition of common stock so that no more than 20% of its total assets will consist of common stock, and no more than 10% of the Fund's total assets will consist of non-dividend-paying common stock.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in the Fund's portfolio:

-    shorten the average maturity of the Fund's debt holdings

-    hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

The goal of the Fund is high current income consistent with safety of principal.
The Fund seeks to achieve its goal by investing exclusively in a diversified portfolio of U.S. Government securities. U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the
U.S. Treasury or by an agency or instrumentality of the U.S. Government. There is no guarantee that the Fund will achieve its goal.

Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the
U.S. Treasury; others are backed by the discretionary authority of the U.S.
Government to purchase the agency's obligations, while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. The Fund may invest a significant portion of its assets in mortgage-backed securities guaranteed by the U.S. Government or one of its agencies or instrumentalities. The Fund invests in securities of agencies or instrumentalities only when WRIMCO is satisfied that the credit risk is acceptable.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer provides significant income potential or if the safety of the principal is weakened. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the Fund may increase its investments in U.S. Treasury securities and/or increase its cash position. By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS HIGH INCOME FUND

The primary goal of the Fund is to earn a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with the primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, the

                                                                              51

risks of which are, in the judgment of WRIMCO, consistent with the Fund's goals.
There is no guarantee that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, the Fund may also own, to a lesser degree, preferred stock, common stock and convertible securities. In general, the high income that the Fund seeks is paid by debt securities in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these are securities rated BB or lower by S&P, or Ba or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund will normally invest at least 80% of its total assets to seek a high level of current income. The Fund limits its acquisition of common stock so that no more than 20% of the Fund's total assets will consist of common stock and no more than 10% of the Fund's total assets will consist of non-dividend-paying common stock.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund intends to invest in foreign securities to a limited extent.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in the Fund's portfolio:

-    shorten the average maturity of the Fund's debt holdings

-    hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes

-    emphasize high-grade debt securities.

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

WADDELL & REED ADVISORS MUNICIPAL BOND FUND

The goal of the Fund is to provide income that is not subject to Federal income tax. The Fund seeks to achieve this goal by investing principally in a diversified portfolio of municipal bonds. There is no guarantee that the Fund will achieve its goal.

As used in this Prospectus, "municipal bonds" mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The
Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether obligations are municipal bonds. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue source. IDBs and PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The Fund may invest more than 25% of its total assets in IDBs. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

-    U.S. Government securities

-    obligations of domestic banks and certain savings and loan associations

-    commercial paper rated at least A by S&P or Moody's

-    any of the foregoing obligations subject to repurchase agreements.

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's goal.

                                                                              53

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to up to all of the Fund's assets, including any one or more of the following:

-    shorten the average maturity of the Fund's portfolio

-    hold taxable obligations, subject to the limitations stated above

-    emphasize debt securities of a higher quality than those the Fund would ordinarily hold

-    hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments.

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Income from taxable obligations, repurchase agreements and derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to futures contracts and similar derivative instruments. The
Fund does, and may in the future, hold a significant portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates or otherwise may expose the bond to greater sensitivity to interest rate changes.

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND

The goal of the Fund is to provide a high level of income that is not subject to
Federal income tax. The Fund seeks to achieve this goal by investing in medium and lower-quality municipal bonds that provide higher yields than bonds of higher quality. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes. There is no guarantee that the Fund will achieve its goal.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue sources. IDBs and PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

Under normal market conditions, the Fund will:

-    invest substantially in bonds with remaining maturities of 10 to 30 years

-    invest at least 80% of its total assets in municipal bonds

-    invest at least 75% of its total assets in medium and lower-quality municipal bonds, which are bonds rated BBB through D by S&P, or Baa through D by Moody's, or, if unrated, are determined by WRIMCO to be of comparable quality.

The Fund may invest in higher-quality municipal bonds, and invest less than 75%
of its total assets in medium and lower-quality municipal bonds, at times when yield spreads are narrow and the higher yields do not justify the increased risk; and/or when, in the opinion of WRIMCO, there is a lack of medium and lower-quality securities in which to invest.

The Fund may invest 25% or more of its total assets in IDBs and PABs, in securities the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in IDBs and PABs issued for any one industry or in any one state.

During normal market conditions, the Fund may invest up to 20% of its total assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

-    U.S. Government securities

-    obligations of domestic banks and certain savings and loan associations

-    commercial paper rated at least A by S&P or Moody's

-    any of the foregoing obligations subject to repurchase agreements.

The Fund may invest in certain derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Income from taxable obligations and certain derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to derivative instruments.

At times WRIMCO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal bonds.
During such periods, the Fund may invest up to all of its assets in taxable obligations, which would result in a higher proportion of the Fund's income

                                                                              55

(and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND

The goal of the Fund is maximum current income consistent with stability of principal and exempt from federal income taxes. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality, short-term tax-exempt securities in accordance with the requirements of Rule 2a-7 under the
Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund will achieve its goal.

The Fund typically invests at least 80% of its total assets in municipal obligations.

As used in this Prospectus, "municipal obligations" mean securities the interest on which is not includable in gross income for Federal income tax purposes. The
Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether obligations are municipal bonds. The Fund may invest an unlimited amount of its assets in securities whose interest may be treated as a tax preference item for AMT purposes.

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal obligations are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or a special tax or other revenue source. IDBs and PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The Fund may invest more than 25% of its total assets in IDBs; however, the Fund may not invest more than 25% of its total assets in IDBs of similar type projects.

Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

The Fund may invest up to 20% of its total assets in taxable debt securities other than municipal obligations. These must be either:

-    U.S. Government securities

-    obligations of domestic banks and certain savings and loan associations

-    commercial paper rated at least A or its equivalent by any NRSRO

-    any of the foregoing obligations subject to repurchase agreements.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

-    the credit quality of the particular issuer/guarantor of the security or of the private company involved

-    the maturity of the security

-    the relative value of the security.

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

At times WRIMCO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal obligations. During such periods, the Fund may invest up to all of its assets in short-term taxable obligations which would result in a higher proportion of the
Fund's income (and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

You will find more information in the Statement of Additional Information
("SAI") about the Fund's valuation procedures.

WADDELL & REED ADVISORS CASH MANAGEMENT

The goal of the Fund is maximum current income consistent with stability of principal. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act. There is no guarantee that the
Fund will achieve its goal.

                                                                              57

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

-    U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)

-    bank obligations and instruments secured by bank obligations, such as letters of credit

-    commercial paper

-    corporate debt obligations, including variable amount master demand notes

-    Canadian government obligations

-    certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest.

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least
$500 million, and instruments secured by any such obligation.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

-    the credit quality of the particular issuer or guarantor of the security

-    the maturity of the security

-    the relative value of the security.

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

You will find more information in the SAI about the Fund's valuation procedures.

ALL FUNDS

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund (other than Cash Management or
Municipal Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

                                                                              59

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Fund is subject to market risk, financial risk and prepayment risk.

-    Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of the Fund
     (other than Cash Management or Municipal Money Market Fund) will likely change as well.

-    Financial risk is based on the financial situation of the issuer of the security. For debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

-    Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies, such as derivative instruments, involve special risks. Lower-quality debt securities are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. Foreign securities and foreign currencies may involve risks relating to currency fluctuations, political or economic conditions in the foreign country, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, more volatile.

For IDBs and PABs, their credit quality is generally dependent on the credit standing of the company involved. To the extent that Municipal Bond Fund,
Municipal High Income Fund or Municipal Money Market Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, each Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might

adversely affect particular projects or areas. Currently, Municipal High Income
Fund invests a significant portion of its assets in IDBs and PABs associated with healthcare-oriented projects. The risks particular to these types of projects are construction risk and occupancy risk. You will find more information in the SAI about the types of projects in which that Fund may invest from time to time and a discussion of the risks associated with such projects.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news.
Performance will also depend on WRIMCO's skill in selecting investments.

                                                                              61

--------------------------------------------------------------------------------
YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y
(except Cash Management and Municipal Money Market Fund do not offer Class Y).
Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you.
Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a
Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

-----------------------------------------------------------------------------------------
GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES
-----------------------------------------------------------------------------------------
CLASS A                         CLASS B                           CLASS C
-----------------------------------------------------------------------------------------

- Initial sales charge        - No initial sales charge         - No initial sales charge
-----------------------------------------------------------------------------------------
- No deferred sales           - Deferred sales charge on        - A 1% deferred sales
  charge(1)                     shares you sell within six        charge on shares you
                                years after purchase              sell within twelve
                                                                  months after purchase
-----------------------------------------------------------------------------------------
- Maximum distribution        - Maximum distribution and        - Maximum distribution
  and service (12b-1) fees      service (12b-1) fees of 1.00%     and service (12b-1)
  of 0.25%                                                        fees of 1.00%
-----------------------------------------------------------------------------------------
- For an investment of        - Converts to Class A shares      - Does not convert to
  $2 million or more,           8 years after the month in        Class A shares, so
  only Class A shares           which the shares were             annual expenses do
  are available                 purchased, thus reducing          not decrease
                                future annual expenses
-----------------------------------------------------------------------------------------
                              - For an investment of
                                $300,000 or more, your
                                financial advisor typically
                                will recommend purchase of
                                Class A shares due to a reduced
                                sales charge and lower annual
                                expenses
----------------------------------------------------------------------------------------

(1) A 1% CDSC MAY APPLY TO PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES
THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

                                                                              63

-----------------------------------------------------------------------------------------
GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES

CASH MANAGEMENT AND MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------
CLASS A                        CLASS B                          CLASS C
----------------------------------------------------------------------------------------

- No initial sales charge    - No initial sales charge        - No initial sales charge
-----------------------------------------------------------------------------------------
- Funds Plus Service         - Funds Plus Service             - Funds Plus Service
  optional                     required for                     required for
                               direct investment                direct investment
-----------------------------------------------------------------------------------------
- No distribution and        - Deferred sales charge          - A 1% deferred sales
  service (12b-1) fees         on shares you sell               charge on shares
                               within six years                 you sell within
                                                                twelve months
-----------------------------------------------------------------------------------------
- For an investment of       - Maximum distribution           - Maximum distribution
  $2,000,000 or more           and service (12b-1) fees         and service (12b-1)
  only Class A shares          of 1.00%                         fees of 1.00%
  are available
-----------------------------------------------------------------------------------------
                             - Converts to Class A shares     - Does not convert to
                               8 years after the month          Class A shares, so
                               in which the shares were         annual expenses
                               purchased, thus reducing         do not decrease
                               future annual expenses
-----------------------------------------------------------------------------------------

Effective June 30, 2000, Cash Management Waddell & Reed Money Market C shares were closed to all investments other than re-invested dividends.

EACH FUND HAS ADOPTED A DISTRIBUTION AND SERVICE PLAN ("Plan") pursuant to Rule
12b-1 under the 1940 Act for each of its Class A, Class B and Class C shares other than Cash Management Class A and Municipal Money Market Fund Class A.
Under the Class A Plan, a Fund may pay Waddell & Reed, Inc. a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse Waddell & Reed, Inc. for the amounts it spends for distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B
Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for providing service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate
Waddell & Reed, Inc. for distributing shares of that class. Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES are subject to an initial sales charge when you buy them (other than Cash Management and Municipal Money Market Fund), based on the amount of your investment, according to the tables below. Class A shares pay an annual
12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

BOND FUND
GLOBAL BOND FUND
HIGH INCOME FUND

--------------------------------------------------------------------------------
SIZE OF PURCHASE
--------------------------------------------------------------------------------

                                                    SALES CHARGE   REALLOWANCE
                                                     AS APPROX.    TO DEALERS
                                   SALES CHARGE      PERCENT OF    AS PERCENT
                                   AS PERCENT OF      AMOUNT      OF OFFERING
                                   OFFERING PRICE    INVESTED        PRICE
--------------------------------------------------------------------------------

Under $100,000                          5.75%          6.10%        5.00%
--------------------------------------------------------------------------------
$100,000 to less than $200,000          4.75           4.99         4.00
--------------------------------------------------------------------------------
$200,000 to less than $300,000          3.50           3.63         2.80
--------------------------------------------------------------------------------
$300,000 to less than $500,000          2.50           2.56         2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000        1.50           1.52         1.20
--------------------------------------------------------------------------------
$1,000,000 to less than $2,000,000      1.00           1.01         0.75
--------------------------------------------------------------------------------
$2,000,000 and over                     0.00(1)        0.00(1)      0.50
--------------------------------------------------------------------------------

(1) NO SALES CHARGE IS PAYABLE AT THE TIME OF PURCHASE ON INVESTMENTS OF $2
MILLION OR MORE, ALTHOUGH FOR SUCH INVESTMENTS THE FUND MAY IMPOSE A CDSC OF
1.00% ON CERTAIN REDEMPTIONS MADE WITHIN TWELVE MONTHS OF THE PURCHASE. THE CDSC
IS ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF THE THEN CURRENT MARKET VALUE OR
THE COST OF THE SHARES BEING REDEEMED. ACCORDINGLY, NO SALES CHARGE IS IMPOSED
ON INCREASES IN NET ASSET VALUE ABOVE THE INITIAL PURCHASE PRICE.

                                                                              65

GOVERNMENT SECURITIES FUND
MUNICIPAL BOND FUND
MUNICIPAL HIGH INCOME FUND

--------------------------------------------------------------------------------
SIZE OF PURCHASE
--------------------------------------------------------------------------------

                                                    SALES CHARGE  REALLOWANCE
                                                     AS APPROX.   TO DEALERS
                                   SALES CHARGE     PERCENT OF    AS PERCENT
                                   AS PERCENT OF      AMOUNT      OF OFFERING
                                   OFFERING PRICE    INVESTED        PRICE
--------------------------------------------------------------------------------

Under $100,000                         4.25%          4.44%          3.60%
--------------------------------------------------------------------------------
$100,000 to less than $300,000         3.25           3.36           2.75
--------------------------------------------------------------------------------
$300,000 to less than $500,000         2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000       1.50           1.52           1.20
--------------------------------------------------------------------------------
$1,000,000 to less than $2,000,000     1.00           1.01           0.75
--------------------------------------------------------------------------------
$2,000,000 and over                    0.00(1)        0.00(1)        0.50
--------------------------------------------------------------------------------

(1) NO SALES CHARGE IS PAYABLE AT THE TIME OF PURCHASE ON INVESTMENTS OF $2
MILLION OR MORE, ALTHOUGH FOR SUCH INVESTMENTS THE FUND MAY IMPOSE A CDSC OF
1.00% ON CERTAIN REDEMPTIONS MADE WITHIN TWELVE MONTHS OF THE PURCHASE. THE CDSC
IS ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF THE THEN CURRENT MARKET VALUE OR
THE COST OF THE SHARES BEING REDEEMED. ACCORDINGLY, NO SALES CHARGE IS IMPOSED
ON INCREASES IN NET ASSET VALUE ABOVE THE INITIAL PURCHASE PRICE.

Waddell & Reed, Inc. and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed,
Inc. may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

LOWER SALES CHARGES ARE AVAILABLE BY:

-    Combining additional purchases of Class A shares of any of the funds in the
     Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. except shares of
     Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Municipal
     Money Market Fund or Class A shares of W&R Funds, Inc. Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value ("NAV") of Class A shares already held ("Rights of
     Accumulation");

-    Grouping all purchases of Class A shares, except shares of Cash Management,
     Municipal Money Market Fund or W&R Money Market Fund, made during a thirteen-month period ("Letter of Intent"); and

-    Grouping purchases by certain related persons.

Additional information and applicable forms are available from your financial advisor.

WAIVERS FOR CERTAIN INVESTORS

CLASS A SHARES MAY BE PURCHASED AT NAV BY:

-    The Directors and officers of the Fund or of any affiliated entity of
     Waddell & Reed, Inc., employees of Waddell & Reed, Inc., employees of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each

-    Certain retirement plans and certain trusts for these persons

-    A 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records

-    Until March 31, 2001, clients of Legend Equities Corporation ("Legend") if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors or W&R Funds,
     Inc. and the purchase is made within 60 days of such redemption

-    Retirement plan accounts held in the Waddell & Reed Advisors Retirement
     Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs

-    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan.

You will find more information in the SAI about sales charge reductions and waivers.

CONTINGENT DEFERRED SALES CHARGE. A CDSC may be assessed against your redemption amount of Class B or Class C shares or certain Class A shares and paid to
Waddell & Reed, Inc. (the "Distributor"), as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with
Class A investments of $2 million or more at NAV. The CDSC will not be imposed on shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the
CDSC period. For Class B, the date of redemption is measured in calendar months from the month of purchase. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.

                                                                              67

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of
$1,027, absent different instructions.

CLASS B SHARES are not subject to an initial sales charge when you buy them.
However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to
0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares.
Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
ON SHARES SOLD WITHIN YEAR                      AS % OF AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------

    1                                                  5.0%
--------------------------------------------------------------------------------
    2                                                  4.0%
--------------------------------------------------------------------------------
    3                                                  3.0%
--------------------------------------------------------------------------------
    4                                                  3.0%
--------------------------------------------------------------------------------
    5                                                  2.0%
--------------------------------------------------------------------------------
    6                                                  1.0%
--------------------------------------------------------------------------------
   7+                                                  0.0%
--------------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on January 14, 2001, then redeems all Class B shares on January 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase. All
Class B purchases made prior to July 1, 2000 will be automatically treated under the current method of calculating the CDSC. Any purchase made in 1999 will be deemed to have been made on December 1, 1998. Any purchase made from January 1,
2000 to June 30, 2000 will be deemed to have been made on December 1, 1999.

CLASS C SHARES are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class
C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

For Class C shares, the CDSC will be applied to the lesser of amount invested or redemption value of shares that have been held for twelve months or less.

THE CLASS B AND CLASS C CDSC WILL NOT APPLY IN THE FOLLOWING CIRCUMSTANCES:

-    redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.

-    redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code"), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.

-    redemptions of shares purchased by current or retired Directors of the
     Fund, and Directors of affiliated companies, current or retired officers of the Fund, officers and employees of WRIMCO, the Distributor or their

                                                                              69

     affiliated companies, financial advisors of Waddell & Reed, Inc. or its affiliates, and by the members of immediate families of such persons.

-    redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

-    redemptions the proceeds of which are reinvested within 45 days in shares of the same class of the Fund as that redeemed.

-    the exercise of certain exchange privileges.

-    redemptions effected pursuant to each Fund's right (other than High Income
     Fund) to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500, or $250 for Cash Management and Municipal Money
     Market Fund.

-    redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of a Fund acquired pursuant to such reorganization.

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

CLASS Y SHARES are not subject to a sales charge or annual 12b-1 fees.

Class Y shares are only available for purchase by:

-    participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k)
     plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records;

-    banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records;

-    government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more;
     and

-    certain retirement plans and trusts for employees and financial advisors of
     Waddell & Reed, Inc. and its affiliates.

WAYS TO SET UP YOUR ACCOUNT

The different ways to set up (register) your account are listed below.

INDIVIDUAL OR JOINT TENANTS

FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS
OR OTHER GROUPS

RETIREMENT PLANS

TO SHELTER YOUR RETIREMENT SAVINGS FROM INCOME TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts
(other than Roth IRAs and Education IRAs) may be tax-deductible.

-    INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow a certain individual under age
     70 1/2, with earned income, to invest up to $2,000 per tax year. The maximum for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.

-    IRA ROLLOVERS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

-    ROTH IRAS allow certain individuals to make nondeductible contributions up to $2,000 per year. The maximum annual contribution for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax free if the account is at least five years old and certain other requirements are met.

-    EDUCATION IRAS are established for the benefit of a minor, with nondeductible contributions up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

-    SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Profit Sharing Plan, but with fewer administrative requirements.

                                                                              71

-    SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS) can be
     established by small employers to contribute to and allow their employees to contribute a portion of their wages pre-tax to retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k)
     or other qualified plans.

-    KEOGH PLANS allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

-    PENSION AND PROFIT-SHARING PLANS, INCLUDING 401(k) PLANS, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

-    403(b) CUSTODIAL ACCOUNTS are available to employees of public school systems, churches and certain types of charitable organizations.

-    457 ACCOUNTS allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

GIFTS OR TRANSFERS TO A MINOR

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act ("UTMA") or the Uniform Gifts
to Minors Act ("UGMA").

TRUST

FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your Waddell & Reed financial advisor for the form.

BUYING SHARES

YOU MAY BUY SHARES OF EACH OF THE FUNDS through Waddell & Reed, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

TO PURCHASE ANY CLASS OF SHARES BY CHECK, make your check payable to Waddell &
Reed, Inc. Mail the check, along with your completed application, to:

                              Waddell & Reed, Inc.
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

TO PURCHASE CLASS Y SHARES (AND CLASS A SHARES OF CASH MANAGEMENT AND CLASS A
SHARES OF MUNICIPAL MONEY MARKET FUND) BY WIRE, you must first obtain an account number by calling 800-366-2520, then mail a completed application to Waddell &
Reed, Inc., at the above address, or fax it to 913-236-5044. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of
Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of
Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of
Class Y shares.

THE PRICE TO BUY A FUND SHARE is its offering price, which is calculated every business day.

The OFFERING PRICE of a share (the price to buy one share of a particular class)
is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:

-    The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

-    Bonds are generally valued according to prices quoted by an independent pricing service.

-    Short-term debt securities are valued at amortized cost, which approximates market value.

-    Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Fund's Board of
     Directors.

                                                                              73

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "NYSE")
is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

Some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of
Directors.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

-    All of your purchases must be made in U.S. dollars.

-    If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

-    The Funds do not issue certificates representing Class B, Class C or
     Class Y shares. Cash Management and Municipal Money Market Fund do not
     normally issue certificates representing any class of shares.

-    If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

When you sign your account application, you will be asked to certify that your
Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the
Internal Revenue Service.

Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
FOR CLASS A, CLASS B AND CLASS C:
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT                                               $500 (per Fund)
--------------------------------------------------------------------------------
For certain exchanges                                            $100 (per Fund)
--------------------------------------------------------------------------------
For certain retirement accounts and accounts opened
with Automatic Investment Service                                 $50 (per Fund)
--------------------------------------------------------------------------------
For certain retirement accounts and accounts opened
through payroll deductions for or by employees of
WRIMCO, Waddell & Reed, Inc. and their affiliates                 $25 (per Fund)
--------------------------------------------------------------------------------
TO ADD TO AN ACCOUNT                                                 Any amount
--------------------------------------------------------------------------------
For certain exchanges                                            $100 (per Fund)
--------------------------------------------------------------------------------
For Automatic Investment Service                                  $25 (per Fund)
--------------------------------------------------------------------------------
FOR CLASS Y:
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
For a government entity or authority                                $10 million
or for a corporation                                (within first twelve months)
--------------------------------------------------------------------------------
For other investors                                                  Any amount
--------------------------------------------------------------------------------
TO ADD TO AN ACCOUNT                                                 Any amount
--------------------------------------------------------------------------------

ADDING TO YOUR ACCOUNT

Subject to the minimums described under "Minimum Investments," you can make additional investments of any amount at any time.

TO ADD TO YOUR ACCOUNT, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, Inc., along with:

-    the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

                                                                              75

-    a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

TO ADD TO YOUR CLASS Y ACCOUNT (OR YOUR CLASS A CASH MANAGEMENT OR CLASS A
MUNICIPAL MONEY MARKET FUND ACCOUNT) BY WIRE: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to
UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number
9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name
and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling
(redeeming) some or all of your shares.

The REDEMPTION PRICE (price to sell one share of a particular class of a Fund)
is the NAV per share of that Fund class, subject to any CDSC applicable to Class
A, Class B or Class C shares.

TO SELL SHARES BY WRITTEN REQUEST: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

-    the name on the account registration;

-    the Fund's name;

-    the Fund account number;

-    the dollar amount or number, and the class, of shares to be redeemed; and

-    any other applicable requirements listed in the table below.

Deliver the form or your letter to your financial advisor, or mail it to:

                         Waddell & Reed Services Company
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

TO SELL CLASS Y SHARES, CLASS A SHARES OF CASH MANAGEMENT OR CLASS A SHARES OF
MUNICIPAL MONEY MARKET FUND BY TELEPHONE OR FAX: If you have elected this method in your application or by subsequent authorization, call 888-WADDELL, or fax your request to 913-236-1599, and give your instructions to redeem shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

TO SELL CLASS A SHARES OF CASH MANAGEMENT, GOVERNMENT SECURITIES OR MUNICIPAL
MONEY MARKET FUND BY CHECK: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

-    If more than one person owns the shares, each owner must sign the written request.

-    If you hold a certificate, it must be properly endorsed and sent to the
     Fund.

-    If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund can verify that your purchase check has cleared and been honored.

-    Redemptions may be suspended or payment dates postponed on days when the
     NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

-    Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a Fund's Board of
     Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

                                                                              77

-    If you purchased shares from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable Class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

--------------------------------------------------------------------------------
SPECIAL REQUIREMENTS FOR SELLING SHARES
--------------------------------------------------------------------------------
ACCOUNT TYPE                      SPECIAL REQUIREMENTS
--------------------------------------------------------------------------------

Individual or Joint Tenant        The written instructions must be signed by all
                                  persons required to sign for transactions,
                                  exactly as their names appear on the account.
--------------------------------------------------------------------------------
Sole Proprietorship               The written instructions must be signed by the
                                  individual owner of the business.
--------------------------------------------------------------------------------
UGMA, UTMA                        The custodian must sign the written
                                  instructions indicating capacity as custodian.
--------------------------------------------------------------------------------
Retirement Account                The written instructions must be signed by a
                                  properly authorized person.
--------------------------------------------------------------------------------
Trust                             The trustee must sign the written instructions
                                  indicating capacity as trustee. If the
                                  trustee's name is not in the account
                                  registration, provide a currently certified
                                  copy of the trust document.
--------------------------------------------------------------------------------
Business or Organization          At least one person authorized by corporate
                                  resolution to act on the account must sign the
                                  written instructions.
--------------------------------------------------------------------------------
Conservator, Guardian or          The written instructions must be signed by the
Other Fiduciary                   person properly authorized by court order to
                                  act in the particular fiduciary capacity.
--------------------------------------------------------------------------------

A Fund may require a signature guarantee in certain situations such as:

-    a redemption request made by a corporation, partnership or fiduciary

-    a redemption request made by someone other than the owner of record

-    the check is made payable to someone other than the owner of record.

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

EACH FUND RESERVES THE RIGHT TO REDEEM at NAV all of your Fund shares (other than High Income Fund) in your account if their aggregate NAV is less than $500, or $250 for Cash Management and Municipal Money Market Fund. The Fund will give you notice and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares to $500, or $250 for
Cash Management and Municipal Money Market Fund. Cash Management and Municipal
Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.

YOU MAY REINVEST, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or
Class C shares of a Fund which are redeemed and then reinvested in Class A,
Class B or Class C shares of the Fund within 45 days after such redemption. The
Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to
Class B shares of a Fund and once as to Class C shares of a Fund.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Waddell & Reed
Advisors Funds in which the plan may invest.

TELEPHONE TRANSACTIONS

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

                                                                              79

SHAREHOLDER SERVICES

Waddell & Reed provides a variety of services to help you manage your account.

PERSONAL SERVICE

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client Services
Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site,
www.waddell.com, to:

-    Obtain information about your accounts

-    Obtain price information about other funds in the Waddell & Reed Advisors
     Funds or W&R Funds, Inc.

-    Obtain a Fund's prospectus

-    Request duplicate statements.

REPORTS

Statements and reports sent to you include the following:

-    confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

-    year-to-date statements (quarterly)

-    annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client Services if you need additional copies of annual or semiannual reports or account information.

EXCHANGES

You may sell your shares and buy shares of the same Class of another Fund in the
Waddell & Reed Advisors Funds or in W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares or Class A shares to which the CDSC would otherwise apply, the time period for the deferred sales charge will continue to run. In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors Funds may buy Class A shares of

Waddell & Reed Advisors Cash Management or Waddell & Reed Advisors Municipal
Money Market Fund.

You may exchange any Class A shares of the Government Securities, Municipal Bond and Municipal High Income Funds that you have held for at least six months and any Class A shares of these Funds acquired as payment of a dividend or distribution for Class A shares of any other fund in the Waddell & Reed Advisors
Funds. You may exchange any Class A shares of the Government Securities,
Municipal Bond and Municipal High Income Funds that you have held for less than six months only for Class A shares of Government Securities, Municipal Bond,
Municipal High Income, Cash Management and Municipal Money Market Fund.

You may exchange only into funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a fund, read its prospectus.

THE FUNDS RESERVE THE RIGHT to terminate or modify these exchange privileges at any time, upon notice in certain instances.

AUTOMATIC TRANSACTIONS FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS

Flexible withdrawal service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

--------------------------------------------------------------------------------
REGULAR INVESTMENT PLANS
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT SERVICE
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO AN EXISTING FUND ACCOUNT

                   MINIMUM AMOUNT            MINIMUM FREQUENCY
                   $25 (per Fund)                 Monthly
--------------------------------------------------------------------------------

FUNDS PLUS SERVICE
TO MOVE MONEY FROM WADDELL & REED ADVISORS CASH MANAGEMENT OR WADDELL & REED
ADVISORS MUNICIPAL MONEY MARKET FUND TO A FUND WHETHER IN THE SAME OR A
DIFFERENT ACCOUNT IN THE SAME CLASS

                   MINIMUM AMOUNT            MINIMUM FREQUENCY
                   $100 (per Fund)                Monthly
--------------------------------------------------------------------------------

                                                                              81

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times: Bond
Fund, High Income Fund and Municipal Bond Fund, monthly; Cash Management,
Government Securities Fund, Municipal High Income Fund, Municipal Money Market
Fund and Global Bond Fund, daily and paid monthly. Dividends declared for a particular day are paid to shareholders of record on the prior business day.
However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December.

DISTRIBUTION OPTIONS. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1.   SHARE PAYMENT OPTION. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.   CASH OPTION. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Distributions by Municipal Bond Fund, Municipal High
Income Fund or Municipal Money Market Fund that are designated by it as exempt interest dividends generally may be excluded by you from your gross income for
Federal income tax purposes. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if

any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, your long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal AMT.

Exempt-interest dividends paid by the Municipal Bond Fund, Municipal High Income
Fund and Municipal Money Market Fund may be subject to state and local income tax. In addition, a portion of those dividends is expected to be attributable to interest on certain bonds that must be treated by you as a "tax preference item"
for purposes of calculating your liability, if any, for the AMT; the Municipal
Bond and Municipal High Income Funds anticipate that the AMT portion of each
Fund will not be more than 40% of the dividends it will pay to its shareholders.
The Funds will provide you with information concerning the amount of distributions that must be treated as a tax preference item after the end of each calendar year.

Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Funds. Shareholders in Municipal Bond
Fund, Municipal High Income Fund and Municipal Money Market Fund are notified that entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of these Funds because, for users of certain of these facilities, the interest on PABs is not exempt from Federal income tax.
For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

                                                                              83

WITHHOLDING. Each Fund must withhold 31% of all dividends, capital gains and other distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate from dividends, capital gains and other distributions also is required for shareholders subject to backup withholding.

TAXES ON TRANSACTIONS. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). If you have a gain on a redemption of Fund shares, the entire gain will be taxable even though a portion of the gain may represent municipal bond interest earned by the Fund but not yet paid out as a dividend.
If the redemption is not made until after record date, however, that interest will be received by you as a dividend that is tax-exempt rather than as part of a taxable gain.

An exchange of Fund shares for shares of any other fund in the Waddell & Reed
Advisors Funds or W&R Funds, Inc. generally will have similar tax consequences.
However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire
Class A shares of that Fund or acquire Class A shares of another fund in the
Waddell & Reed Advisors Funds without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See "Your Account." In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

For Municipal Bond Fund, Municipal High Income Fund and Municipal Money Market
Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent the Fund's distributions consist of exempt-interest dividends. Proposals may be introduced before Congress for the purpose of restricting or eliminating the
Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by the Fund and the value of the portfolios would be affected. In that event, the Funds may decide to reevaluate their investment goal and policies.

STATE AND LOCAL INCOME TAXES. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

                                                                              85

--------------------------------------------------------------------------------
THE MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGEMENT

Each Fund is managed by WRIMCO, subject to the authority of each Fund's Board of
Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in the Waddell
& Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds, Inc. since the inception of each company. WRIMCO is located at 6300 Lamar Avenue, P.O. Box
29217, Shawnee Mission, Kansas 66201-9217.

James C. Cusser is primarily responsible for the management of the Bond Fund and the Government Securities Fund. Mr. Cusser has held his Fund responsibilities since September 1992 for Bond Fund and since January 1997 for Government
Securities Fund. He is Senior Vice President of WRIMCO, Vice President of the
Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has served as the portfolio manager for the
Funds and other investment companies managed by WRIMCO and has been an employee of WRIMCO since August 1992.

Daniel J. Vrabac is primarily responsible for the management of the Global Bond
Fund. Mr. Vrabac has held his Fund responsibilities since September 2000. He is
Senior Vice President of WRIMCO, Vice President of the Fund and Vice President
of other investment companies for which WRIMCO serves as investment manager. Mr.
Vrabac is also Head of Fixed Income for WRIMCO. From May 1994 to March 1998, Mr.
Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset
Management Company, a former affiliate of WRIMCO. Mr. Vrabac has served as a portfolio manager with, and has been an employee of, WRIMCO since May 1994.

Louise D. Rieke is primarily responsible for the management of the High Income
Fund. Ms. Rieke has held her Fund responsibilities since January 1990. She is
Senior Vice President of WRIMCO, Vice President of the Fund and Vice President
of other investment companies for which WRIMCO serves as investment manager.
From November 1985 to March 1998, Ms. Rieke was Vice President of, and a
portfolio manager for, Waddell & Reed Asset Management Company. Ms. Rieke has
served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since May 1971.

Bryan J. Bailey is primarily responsible for the management of the Municipal
Bond Fund. Mr. Bailey has held his Fund responsibilities since June 2000. He is
Vice President of WRIMCO and Vice President of the Fund. Mr. Bailey has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1993.

Mark Otterstrom is primarily responsible for the management of the Municipal
High Income Fund. Mr. Otterstrom has held his Fund responsibilities since June
2000. He is Vice President of WRIMCO and Vice President of the Fund. Mr.
Otterstrom has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessor since January 1995 and has been an employee of such since May 1987.

Mira Stevovich is primarily responsible for the management of Cash Management and the Municipal Money Market Fund. Ms. Stevovich has held her Fund responsibilities for Cash Management since May 1998 and for Municipal Money
Market Fund since its inception. She is Vice President of WRIMCO, Vice President and Assistant Treasurer of the Funds and Vice President and Assistant Treasurer
of other investment companies for which WRIMCO serves as investment manager. Ms.
Stevovich has served as the Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessors since January 1989 and has been an employee of such since March 1987.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations.
Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

                                                                              87

The management fee is payable at the annual rates of:

-    for Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.
     Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended September 30, 2000 were 0.53%

-    for Global Bond Fund, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.
     Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.63%

-    for Government Securities Fund, 0.50% of net assets up to $500 million,
     0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over
     $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended September 30, 2000 were 0.50%

-    for High Income Fund, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.
     Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended September 30, 2000 were 0.62%

-    for Municipal Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over
     $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.52%

-    for Municipal High Income Fund, 0.525% of net assets up to $500 million,
     0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over
     $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.53%

-    for Municipal Money Market Fund at the annual rate of 0.40% of net assets

-    for Cash Management at the annual rate of 0.40% of net assets. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended September 30, 2000 were 0.40%.

WRIMCO has voluntarily agreed to waive its management fee for any day that a
Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y, as applicable, shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

                                                                              89

--------------------------------------------------------------------------------
BOND FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal periods ended September 30, 2000 and June 30, 2000 and the fiscal year ended
December 31, 1999, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                 FOR THE
                              FISCAL PERIOD          FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                  ENDED      ------------------------------------------------------
                                 9/30/00          1999       1998       1997       1996      1995
---------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
---------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                  $5.97        $6.39       $6.32      $6.14      $6.34    $5.62
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income               0.27         0.35        0.38       0.39       0.39     0.40
  Net realized and
  unrealized gain
  (loss) on investments               0.04        (0.42)       0.07       0.19      (0.20)    0.72
---------------------------------------------------------------------------------------------------
Total from investment
operations                            0.31        (0.07)       0.45       0.58       0.19     1.12
---------------------------------------------------------------------------------------------------
Less distributions from
net investment income                (0.27)       (0.35)      (0.38)     (0.40)     (0.39)   (0.40)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $6.01        $5.97       $6.39      $6.32      $6.14    $6.34
--------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Total return(2)                       5.24%       -1.08%       7.27%      9.77%      3.20%   20.50%
Net assets, end of
period (in millions)                 $493         $501        $551       $524       $519     $563
Ratio of expenses to
average net assets                    1.02%(3)     0.95%       0.84%      0.77%      0.77%    0.74%
Ratio of net investment
income to average
net assets                            6.00%(3)     5.72%       5.88%      6.34%      6.34%    6.54%
Portfolio turnover rate              23.21%       34.12%      33.87%     35.08%     55.74%   66.38%
---------------------------------------------------------------------------------------------------

(1)  ON JUNE 17, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2)  TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
     ON AN INITIAL PURCHASE.

(3)  ANNUALIZED.

--------------------------------------------------------------------------------

BOND FUND

For a Class B share outstanding throughout each period:

                                                      FOR THE         FOR THE
                                                   FISCAL PERIOD   PERIOD FROM
                                                      ENDED    9/9/99(1) THROUGH
                                                     9/30/00        12/31/99
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                      $5.97       $6.05
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.23        0.10
  Net realized and unrealized gain (loss) on investments   0.04       (0.08)
--------------------------------------------------------------------------------
Total from investment operations                           0.27        0.02
--------------------------------------------------------------------------------
Less distributions from net investment income             (0.23)      (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                            $6.01       $5.97
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                               4.56%       0.30%
Net assets, end of period (in millions)                   $   7       $   2
Ratio of expenses to average net assets                    1.90%(2)    1.91%(2)
Ratio of net investment income to average net assets       5.12%(2)    4.93%(2)
Portfolio turnover rate                                   23.21%      34.12%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                              91

--------------------------------------------------------------------------------

BOND FUND

For a Class C share outstanding throughout each period:

                                                       FOR THE       FOR THE
                                                    FISCAL PERIOD  PERIOD FROM
                                                      ENDED    9/9/99(1) THROUGH
                                                     9/30/00        12/31/99
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                     $5.96        $6.05
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.22         0.10
  Net realized and unrealized gain (loss)
  on investments                                          0.05        (0.09)
--------------------------------------------------------------------------------
Total from investment operations                          0.27         0.01
--------------------------------------------------------------------------------
Less distributions from net investment income            (0.22)       (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                           $6.01        $5.96
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                              4.64%        0.13%
Net assets, end of period (in thousands)                 $1,382       $ 289
Ratio of expenses to average net assets                   1.95%(2)     1.98%(2)
Ratio of net investment income to
average net assets                                        5.07%(2)     4.87%(2)
Portfolio turnover rate                                  23.21%       34.12%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

--------------------------------------------------------------------------------

BOND FUND

For a Class Y share outstanding throughout each period:

                             FOR THE            FOR THE FISCAL YEAR                     FOR THE
                          FISCAL PERIOD          ENDED DECEMBER 31,                   PERIOD FROM
                              ENDED    -----------------------------------------   6/19/95(1) THROUGH
                             9/30/00       1999       1998      1997       1996        12/31/95
-------------------------------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period              $5.97       $6.39     $6.32      $6.14     $6.34          $6.11
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment
  income                          0.28        0.40      0.39       0.42      0.40           0.21
  Net realized and
  unrealized gain (loss)
  on investments                  0.04       (0.45)     0.07       0.17     (0.20)          0.22
-------------------------------------------------------------------------------------------------------
Total from investment
operations                        0.32       (0.05)     0.46       0.59      0.20           0.43
-------------------------------------------------------------------------------------------------------
Less distributions
from net investment
income                           (0.28)      (0.37)    (0.39)     (0.41)    (0.40)         (0.20)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $6.01       $5.97     $6.39      $6.32     $6.14          $6.34
-------------------------------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                      5.47%      -0.81%     7.54%      9.91%     3.35%          7.20%
Net assets, end of
period (in millions)                $3          $2        $6         $5        $12            $3
Ratio of expenses to
average net assets                0.72%(2)    0.69%     0.61%      0.64%     0.62%          0.63%(2)
Ratio of net
investment income
to average net assets             6.30%(2)    6.00%     6.10%      6.48%     6.52%          6.41%(2)
Portfolio turnover
rate                             23.21%      34.12%    33.87%     35.08%    55.74%         66.38%(2)
-------------------------------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                              93

--------------------------------------------------------------------------------

GLOBAL BOND FUND (FORMERLY HIGH INCOME FUND II)

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                               FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------------
                                       2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                    $3.88         $4.12       $4.42        $4.14        $4.03
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                 0.33          0.35        0.37         0.36         0.35
  Net realized and unrealized
  gain (loss) on investments           (0.32)        (0.24)      (0.30)        0.28         0.11
-------------------------------------------------------------------------------------------------------
Total from investment
operations                              0.01          0.11        0.07         0.64         0.46
-------------------------------------------------------------------------------------------------------
Less dividends declared
from net investment income             (0.33)        (0.35)      (0.37)       (0.36)       (0.35)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $3.56         $3.88       $4.12        $4.42        $4.14
-------------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return(2)                         0.21%         2.66%       1.22%       16.20%       11.90%
Net assets, end of
period (in millions)                   $297          $371        $416         $407         $368
Ratio of expenses to
average net assets                      1.16%         1.06%       0.96%        0.93%        0.95%
Ratio of net investment
income to average net assets            8.79%         8.60%       8.26%        8.54%        8.60%
Portfolio turnover rate                53.79%        46.17%      58.85%       64.38%       55.64%
-------------------------------------------------------------------------------------------------------

(1) ON JANUARY 12, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.
    PRIOR TO SEPTEMBER 18, 2000, THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
    INVOLVED INVESTING PRIMARILY IN JUNK BONDS, WITH MINIMAL INVESTMENT IN
    FOREIGN SECURITIES. ALL INFORMATION FOR PERIODS PRIOR TO THAT DATE REFLECTS
    THE OPERATION OF THE FUND UNDER ITS FORMER INVESTMENT STRATEGY.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
    ON AN INITIAL PURCHASE.

--------------------------------------------------------------------------------

GLOBAL BOND FUND

For a Class B share outstanding throughout the period(1):

                                                                    FOR THE
                                                                  PERIOD FROM
                                                              10/6/99(2) THROUGH
                                                                   9/30/00
-----------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
-----------------------------------------------------------------------------------

Net asset value, beginning of period                                   $3.88
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.29
  Net realized and unrealized loss on investments                      (0.32)
-----------------------------------------------------------------------------------
Total from investment operations                                       (0.03)
-----------------------------------------------------------------------------------
Less dividends declared from net investment income                     (0.29)
-----------------------------------------------------------------------------------
Net asset value, end of period                                         $3.56
-----------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Total return                                                           -0.87%
Net assets, end of period (in millions)                                    $2
Ratio of expenses to average net assets                                 2.06%(3)
Ratio of net investment income to average net assets                    7.87%(3)
Portfolio turnover rate                                                53.79%(4)

(1) PRIOR TO SEPTEMBER 18, 2000, THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
    INVOLVED INVESTING PRIMARILY IN JUNK BONDS, WITH MINIMAL INVESTMENT IN
    FOREIGN SECURITIES. ALL INFORMATION PRIOR TO THAT DATE REFLECTS THE
    OPERATION OF THE FUND UNDER ITS FORMER INVESTMENT STRATEGY.

(2) COMMENCEMENT OF OPERATIONS.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

                                                                              95

--------------------------------------------------------------------------------

GLOBAL BOND FUND

For a Class C share outstanding throughout the period(1):

                                                                   FOR THE
                                                                 PERIOD FROM
                                                             10/6/99(2) THROUGH
                                                                   9/30/00
-----------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
-----------------------------------------------------------------------------------

Net asset value, beginning of period                                   $3.88
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.29
  Net realized and unrealized loss on investments                      (0.32)
-----------------------------------------------------------------------------------
Total from investment operations                                       (0.03)
-----------------------------------------------------------------------------------
Less dividends declared from net investment income                     (0.29)
-----------------------------------------------------------------------------------
Net asset value, end of period                                         $3.56
-----------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Total return                                                           -0.95%
Net assets, end of period (in thousands)                                 $242
Ratio of expenses to average net assets                                 2.14%(3)
Ratio of net investment income to average net assets                    7.78%(3)
Portfolio turnover rate                                                53.79%(4)
-----------------------------------------------------------------------------------

(1) PRIOR TO SEPTEMBER 18, 2000, THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
    INVOLVED INVESTING PRIMARILY IN JUNK BONDS, WITH MINIMAL INVESTMENT IN
    FOREIGN SECURITIES. ALL INFORMATION PRIOR TO THAT DATE REFLECTS THE
    OPERATION OF THE FUND UNDER ITS FORMER INVESTMENT STRATEGY.

(2) COMMENCEMENT OF OPERATIONS.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

--------------------------------------------------------------------------------

GLOBAL BOND FUND

For a Class Y share outstanding throughout each period(1):

                                                 FOR THE FISCAL YEAR                        FOR THE
                                                 ENDED SEPTEMBER 30,                      PERIOD FROM
                                    -----------------------------------------------  2/27/96(2) THROUGH
                                       2000         1999         1998         1997          9/30/96
-------------------------------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                    $3.88        $4.12        $4.42        $4.14           $4.15
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                 0.34         0.36         0.37         0.37            0.21
  Net realized and
  unrealized gain (loss)
  on investments                       (0.32)       (0.24)       (0.30)        0.28           (0.01)
-------------------------------------------------------------------------------------------------------
Total from investment
operations                              0.02         0.12         0.07         0.65            0.20
-------------------------------------------------------------------------------------------------------
Less dividends declared
from net investment income             (0.34)       (0.36)       (0.37)       (0.37)          (0.21)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.56        $3.88        $4.12        $4.42           $4.14
-------------------------------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                            0.53%        2.95%        1.38%       16.38%           5.00%
Net assets, end of
period (in millions)                       $3           $3           $2           $2              $2
Ratio of expenses
to average net assets                   0.84%        0.77%        0.79%        0.77%           0.77%(3)
Ratio of net investment
income to average net assets            9.12%        8.89%        8.43%        8.69%           8.83%(3)
Portfolio turnover rate                53.79%       46.17%       58.85%       64.38%          55.64%(3)
-------------------------------------------------------------------------------------------------------

(1) PRIOR TO SEPTEMBER 18, 2000, THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
    INVOLVED INVESTING PRIMARILY IN JUNK BONDS, WITH MINIMAL INVESTMENT IN
    FOREIGN SECURITIES. ALL INFORMATION FOR PERIODS PRIOR TO THAT DATE REFLECTS
    THE OPERATION OF THE FUND UNDER ITS FORMER INVESTMENT STRATEGY.

(2) COMMENCEMENT OF OPERATIONS.

(3) ANNUALIZED.

                                                                              97

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal period ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                            FOR THE                 FOR THE FISCAL YEAR ENDED MARCH 31,
                         FISCAL PERIOD   --------------------------------------------------------------
                         ENDED 9/30/00        2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period               $5.22       $5.43       $5.46       $5.19       $5.32       $5.13
-------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment
  income                           0.15        0.31        0.32        0.33        0.33        0.34
  Net realized and
  unrealized gain (loss)
  on investments                   0.05       (0.21)      (0.03)       0.27       (0.13)       0.19
-------------------------------------------------------------------------------------------------------
Total from investment
operations                         0.20        0.10        0.29        0.60        0.20        0.53
-------------------------------------------------------------------------------------------------------
Less dividends declared
from net investment
income                            (0.15)      (0.31)      (0.32)      (0.33)      (0.33)      (0.34)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $5.27       $5.22       $5.43       $5.46       $5.19       $5.32
-------------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return(2)                    3.97%       1.82%       5.44%      11.84%       3.75%      10.48%
Net assets, end of
period (in millions)                $114        $117        $134        $131        $129        $146
Ratio of expenses to
average net assets                 1.12%(3)    1.12%       0.96%       0.89%       0.91%       0.83%
Ratio of net investment
income to average
net assets                         5.85%(3)    5.77%       5.82%       6.14%       6.17%       6.34%
Portfolio turnover rate           15.79%      26.78%      37.06%      35.18%      34.18%      63.05%
-------------------------------------------------------------------------------------------------------

(1) ON JULY 31, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
    ON AN INITIAL PURCHASE.

(3) ANNUALIZED.

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

For a Class B share outstanding throughout each period:

                                                                     FOR THE
                                                FOR THE            PERIOD FROM
                                              FISCAL PERIOD   10/4/99(1) THROUGH
                                              ENDED 9/30/00         3/31/00
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period             $5.22            $5.25
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.13             0.13
  Net realized and unrealized gain (loss)
  on investments                                  0.05            (0.03)
--------------------------------------------------------------------------------
Total from investment operations                  0.18             0.10
--------------------------------------------------------------------------------
Less dividends declared from net
investment income                                (0.13)           (0.13)
--------------------------------------------------------------------------------
Net asset value, end of period                   $5.27            $5.22
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                      3.56%            1.88%
Net assets, end of period (in millions)              $2               $1
Ratio of expenses to average net assets           1.92%(2)         1.85%(2)
Ratio of net investment income to average
net assets                                        5.04%(2)         5.19%(2)
Portfolio turnover rate                          15.79%           26.78%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                              99

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

For a Class C share outstanding throughout each period:

                                                                    FOR THE
                                                 FOR THE          PERIOD FROM
                                               FISCAL PERIOD  10/8/99(1) THROUGH
                                               ENDED 9/30/00        3/31/00
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                   $5.22           $5.23
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.13            0.12
  Net realized and unrealized gain (loss)
  on investments                                        0.05           (0.01)
--------------------------------------------------------------------------------
Total from investment operations                        0.18            0.11
--------------------------------------------------------------------------------
Less dividends declared from net investment
income                                                 (0.13)          (0.12)
--------------------------------------------------------------------------------
Net asset value, end of period                         $5.27           $5.22
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                            3.48%           2.08%
Net assets, end of period (in thousands)                 $714            $269
Ratio of expenses to average net assets                 2.06%(2)        2.07%(2)
Ratio of net investment income to average net assets    4.90%(2)        4.98%(2)
Portfolio turnover rate                                15.79%          26.78%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

For a Class Y share outstanding throughout each period:

                                                                                         FOR THE
                                                                                       PERIOD FROM
                             FOR THE          FOR THE FISCAL YEAR ENDED MARCH 31,        9/27/95(1)
                          FISCAL PERIOD  --------------------------------------------    THROUGH
                          ENDED 9/30/00     2000        1999        1998        1997     3/31/96
-------------------------------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period               $5.22       $5.43       $5.46       $5.19       $5.32       $5.33
-------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment
  income                           0.16        0.33        0.33        0.34        0.34        0.17
  Net realized and
  unrealized gain
  (loss) on
  investments                      0.05       (0.21)      (0.03)       0.27       (0.13)      (0.01)
-------------------------------------------------------------------------------------------------------
Total from investment
operations                         0.21        0.12        0.30        0.61        0.21        0.16
-------------------------------------------------------------------------------------------------------
Less dividends declared
from net investment
income                            (0.16)      (0.33)      (0.33)      (0.34)      (0.34)      (0.17)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $5.27       $5.22       $5.43       $5.46       $5.19       $5.32
-------------------------------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                       4.16%       2.20%       5.71%      12.02%       3.99%       3.04%
Net assets, end of
period (in millions)                  $3          $2          $2          $2          $1          $1
Ratio of expenses
to average net
assets                             0.77%(2)    0.75%       0.68%       0.66%       0.67%       0.60%(2)
Ratio of net
investment income
to average net assets              6.20%(2)    6.15%       6.10%       6.37%       6.41%       6.40%(2)
Portfolio
turnover rate                     15.79%      26.78%      37.06%      35.18%      34.18%      63.05%(2)
-------------------------------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                             101

--------------------------------------------------------------------------------

HIGH INCOME FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal period ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                               FOR THE
                            FISCAL PERIOD              FOR THE FISCAL YEAR ENDED MARCH 31,
                                ENDED     -------------------------------------------------------------
                               9/30/00       2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period               $8.54       $9.39      $10.04      $ 9.25       $9.09       $8.70
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment
  income                           0.37        0.78        0.81        0.82        0.80        0.79
  Net realized and
  unrealized gain
  (loss) on
  investments                     (0.44)      (0.84)      (0.66)       0.79        0.16        0.40
-------------------------------------------------------------------------------------------------------
Total from
investment
operations                        (0.07)      (0.06)       0.15        1.61        0.96        1.19
-------------------------------------------------------------------------------------------------------
Less dividends from
net investment income             (0.37)      (0.79)      (0.80)      (0.82)      (0.80)      (0.80)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $8.10       $8.54      $ 9.39      $10.04       $9.25       $9.09
-------------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return(2)                   -0.81%      -0.65%       1.70%      18.03%      10.94%      14.16%
Net assets, end of
period (in millions)                $750        $826      $1,009      $1,102        $983        $972
Ratio of expenses
to average net assets              1.06%(3)    1.04%       0.94%       0.84%       0.89%       0.85%
Ratio of net
investment income
to average net assets              8.94%(3)    8.65%       8.44%       8.38%       8.68%       8.74%
Portfolio turnover rate           24.20%      41.55%      53.19%      63.40%      53.17%      41.67%
-------------------------------------------------------------------------------------------------------

(1) ON JULY 31, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
    ON AN INITIAL PURCHASE.

(3) ANNUALIZED.

--------------------------------------------------------------------------------

HIGH INCOME FUND

For a Class B share outstanding throughout each period:

                                                   FOR THE           FOR THE
                                                 FISCAL PERIOD     PERIOD FROM
                                                    ENDED     10/4/99(1) THROUGH
                                                   9/30/00          3/31/00
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                   $8.54           $8.84
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 0.33            0.36
  Net realized and unrealized loss on investments      (0.44)          (0.30)
--------------------------------------------------------------------------------
Total from investment operations                       (0.11)           0.06
--------------------------------------------------------------------------------
Less dividends from net investment income              (0.33)          (0.36)
--------------------------------------------------------------------------------
Net asset value, end of period                         $8.10           $8.54
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                           -1.28%           0.61%
Net assets, end of period (in millions)                   $5               $3
Ratio of expenses to average net assets                 1.99%(2)        1.96%(2)
Ratio of net investment income to average net assets    8.02%2          7.79%(2)
Portfolio turnover rate                                24.20%          41.55%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                             103

--------------------------------------------------------------------------------

HIGH INCOME FUND

For a Class C share outstanding throughout each period:

                                                  FOR THE            FOR THE
                                               FISCAL PERIOD       PERIOD FROM
                                                  ENDED      10/4/99(1) THROUGH
                                                 9/30/00             3/31/00
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                     $8.54        $8.84
--------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income                                   0.33         0.36
  Net realized and unrealized loss on investments        (0.43)       (0.30)
--------------------------------------------------------------------------------
Total from investment operations                         (0.10)        0.06
--------------------------------------------------------------------------------
Less dividends from net investment income                (0.33)       (0.36)
--------------------------------------------------------------------------------
Net asset value, end of period                           $8.11        $8.54
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                             -1.28%         0.65%
Net assets, end of period (in thousands)                   $856          $404
Ratio of expenses to average net assets                   2.07%(2)      1.91%(2)
Ratio of net investment income to average net assets      7.94%(2)      7.88%(2)
Portfolio turnover rate                                  24.20%        41.55%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

--------------------------------------------------------------------------------

HIGH INCOME FUND

For a Class Y share outstanding throughout each period:

                                                                                          FOR THE
                                 FOR THE                 FOR THE FISCAL                 PERIOD FROM
                              FISCAL PERIOD           YEAR ENDED MARCH 31,               1/4/96(1)
                                 ENDED     --------------------------------------------   THROUGH
                                 9/30/00      2000       1999       1998       1997      3/31/96
-------------------------------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                $8.54       $9.39     $10.04     $ 9.25      $9.10       $9.19
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment
  income                            0.39        0.81       0.83       0.82       0.81        0.20
  Net realized and
  unrealized gain (loss)
  on investments                   (0.44)      (0.84)     (0.66)      0.79       0.15       (0.10)
-------------------------------------------------------------------------------------------------------
Total from investment
operations                         (0.05)      (0.03)      0.17       1.61       0.96        0.10
-------------------------------------------------------------------------------------------------------
Less dividends from
net investment income              (0.39)      (0.82)     (0.82)     (0.82)     (0.81)      (0.19)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.10       $8.54     $ 9.39     $10.04      $9.25       $9.10
-------------------------------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                       -0.69%      -0.39%      1.90%     18.13%     11.07%       1.00%
Net assets, end of
period (in millions)                   $2          $2         $2         $3         $3          $2
Ratio of expenses
to average net assets               0.80%(2)    0.79%      0.74%      0.77%      0.77%       0.80%(2)
Ratio of net
investment income
to average net assets               9.21%(2)    8.91%      8.62%      8.46%      8.78%       8.55%(2)
Portfolio turnover rate            24.20%      41.55%     53.19%     63.40%     53.17%      41.67%(2)
-------------------------------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                             105

--------------------------------------------------------------------------------

MUNICIPAL BOND FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                     ---------------------------------------------------------
                                             2000      1999      1998      1997      1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                          $6.90      $7.63     $7.47     $7.32     $7.25
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                       0.35       0.36      0.37      0.38      0.39
  Net realized and unrealized
  gain (loss) on investments                 (0.08)     (0.61)     0.25      0.30      0.12
-------------------------------------------------------------------------------------------------------
Total from investment
operations                                    0.27      (0.25)     0.62      0.68      0.51
-------------------------------------------------------------------------------------------------------
Less distributions:
  From net investment income                 (0.35)     (0.37)    (0.37)    (0.37)    (0.39)
  From capital gains                         (0.03)     (0.11)    (0.09)    (0.16)    (0.05)
  In excess of capital gains                 (0.04)     (0.00)    (0.00)    (0.00)    (0.00)
-------------------------------------------------------------------------------------------------------
Total distributions                          (0.42)     (0.48)    (0.46)    (0.53)    (0.44)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period               $6.75      $6.90     $7.63     $7.47     $7.32
-------------------------------------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return(2)                               4.24%     -3.46%     8.67%     9.77%     7.16%
Net assets, end of
period (in millions)                           $739       $874      $997      $994      $997
Ratio of expenses to
average net assets                            0.89%      0.79%     0.72%     0.67%     0.68%
Ratio of net investment
income to average net assets                  5.23%      4.98%     4.95%     5.14%     5.23%
Portfolio turnover rate                      15.31%     30.93%    50.65%    47.24%    74.97%
-------------------------------------------------------------------------------------------------------

(1) ON JANUARY 21, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
    ON AN INITIAL PURCHASE.

--------------------------------------------------------------------------------

MUNICIPAL BOND FUND

For a Class B share outstanding throughout the period:

                                                                     FOR THE
                                                                  PERIOD FROM
                                                              10/5/99(1) THROUGH
                                                                    9/30/00
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $6.87
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.28
  Net realized and unrealized loss on investments                  (0.05)
--------------------------------------------------------------------------------
Total from investment operations                                    0.23
--------------------------------------------------------------------------------
Less distributions:
  From net investment income                                       (0.29)
  From capital gains                                               (0.03)
  In excess of capital gains                                       (0.04)
--------------------------------------------------------------------------------
Total distributions                                                (0.36)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $6.74
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                                        3.56%
Net assets, end of period (in millions)                                $1
Ratio of expenses to average net assets                             1.86%(2)
Ratio of net investment income to average net assets                4.17%(2)
Portfolio turnover rate                                            15.31%(3)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

(3) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

                                                                             107

--------------------------------------------------------------------------------

MUNICIPAL BOND FUND

For a Class C share outstanding throughout the period:

                                                                   FOR THE
                                                                  PERIOD FROM
                                                              10/7/99(1) THROUGH
                                                                   9/30/00
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                                   $6.87
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.29
  Net realized and unrealized loss on investments                      (0.06)
--------------------------------------------------------------------------------
Total from investment operations                                        0.23
--------------------------------------------------------------------------------
Less distributions:
  From net investment income                                           (0.29)
  From capital gains                                                   (0.03)
  In excess of capital gains                                           (0.04)
--------------------------------------------------------------------------------
Total distributions                                                    (0.36)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $6.74
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                                            3.56%
Net assets, end of period (in millions)                                    $1
Ratio of expenses to average net assets                                 1.84%(2)
Ratio of net investment income to average net assets                    4.18%(2)
Portfolio turnover rate                                                15.31%(3)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

(3) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

--------------------------------------------------------------------------------

MUNICIPAL BOND FUND

For a Class Y share outstanding throughout each period:

                                                  FOR THE          FOR THE
                                                FISCAL YEAR       PERIOD FROM
                                                  ENDED      12/30/98(1) THROUGH
                                                 9/30/00           9/30/99
--------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                      $6.90        $7.41
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.36(2)      0.28
  Net realized and unrealized loss on investments         (0.08)(2)    (0.51)
--------------------------------------------------------------------------------
Total from investment operations                           0.28        (0.23)
--------------------------------------------------------------------------------
Less distributions
  From net investment income                              (0.36)       (0.28)
  From capital gains                                      (0.03)       (0.00)
  In excess of capital gains                              (0.04)       (0.00)
--------------------------------------------------------------------------------
Total distributions                                       (0.43)       (0.28)
--------------------------------------------------------------------------------
Net asset value, end of period                            $6.75        $6.90
--------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                               4.32%       -3.21%
Net assets, end of period (in thousands)                      $2           $2
Ratio of expenses to average net assets                    0.71%        0.67%(3)
Ratio of net investment income to average net assets       5.38%        5.08%(3)
Portfolio turnover rate                                   15.31%       30.93%(4)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) BASED ON AVERAGE WEEKLY SHARES OUTSTANDING.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999.

                                                                             109

--------------------------------------------------------------------------------

MUNICIPAL HIGH INCOME FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                                   FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                                -------------------------------------------------
                                                  2000       1999       1998       1997      1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                              $5.19        $5.69      $5.55      $5.31      $5.27
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.30         0.31        0.32      0.34       0.34
  Net realized and unrealized
  gain (loss) on investments                     (0.27)       (0.37)       0.21      0.25       0.04
-------------------------------------------------------------------------------------------------------
Total from investment
operations                                        0.03        (0.06)       0.53      0.59       0.38
-------------------------------------------------------------------------------------------------------
Less distributions:
  Declared from net
  investment income                              (0.30)       (0.31)      (0.32)    (0.34)     (0.34)
  From capital gains                             (0.00)       (0.13)      (0.07)    (0.01)     (0.00)
  In excess of capital gains                     (0.00)(2)    (0.00)(2)   (0.00)    (0.00)     (0.00)
-------------------------------------------------------------------------------------------------------
Total distributions                              (0.30)       (0.44)      (0.39)    (0.35)     (0.34)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $4.92        $5.19       $5.69     $5.55      $5.31
-------------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return(3)                                   0.83%       -1.22%       9.88%    11.45%      7.40%
Net assets, end of
period (in millions)                               $417         $510        $522      $474       $400
Ratio of expenses to
average net assets                                0.94%        0.87%       0.82%     0.78%      0.81%
Ratio of net investment
income to average net assets                      6.08%        5.59%       5.72%     6.19%      6.41%
Portfolio turnover rate                          22.41%       26.83%      35.16%    19.47%     26.91%
-------------------------------------------------------------------------------------------------------

(1) ON JANUARY 30, 1996, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A SHARES.

(2) NOT SHOWN DUE TO ROUNDING.

(3) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
    ON AN INITIAL PURCHASE.

--------------------------------------------------------------------------------

MUNICIPAL HIGH INCOME FUND

For a Class B share outstanding throughout the period:

                                                                    FOR THE
                                                                  PERIOD FROM
                                                             10/5/99(1) THROUGH
                                                                    9/30/00
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                                  $5.16
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.25
  Net realized and unrealized loss on investments                     (0.24)
--------------------------------------------------------------------------------
Total from investment operations                                       0.01
--------------------------------------------------------------------------------
Less distributions:
  Declared from net investment income                                 (0.25)
  From capital gains                                                  (0.00)
  In excess of capital gains                                          (0.00)(2)
--------------------------------------------------------------------------------
Total distributions                                                   (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $4.92
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                                            0.29%
Net assets, end of period (in millions)                                    $1
Ratio of expenses to average net assets                                 1.89%(3)
Ratio of net investment income to average net assets                    5.16%(3)
Portfolio turnover rate                                                22.41%(4)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) NOT SHOWN DUE TO ROUNDING.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

                                                                             111

--------------------------------------------------------------------------------

MUNICIPAL HIGH INCOME FUND

For a Class C share outstanding throughout the period:

                                                                   FOR THE
                                                                  PERIOD FROM
                                                              10/8/99(1) THROUGH
                                                                    9/30/00
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                                   $5.16
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.25
  Net realized and unrealized loss on investments                      (0.24)
--------------------------------------------------------------------------------
Total from investment operations                                        0.01
--------------------------------------------------------------------------------
Less distributions:
  Declared from net investment income                                  (0.25)
  From capital gains                                                   (0.00)
  In excess of capital gains                                           (0.00)(2)
--------------------------------------------------------------------------------
Total distributions                                                    (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $4.92
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                                            0.26%
Net assets, end of period (in thousands)                                 $822
Ratio of expenses to average net assets                                 1.91%(3)
Ratio of net investment income to average net assets                    5.13%(3)
Portfolio turnover rate                                                22.41%(4)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) NOT SHOWN DUE TO ROUNDING.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

--------------------------------------------------------------------------------

MUNICIPAL HIGH INCOME FUND

For a Class Y share outstanding throughout each period:

                                                 FOR THE             FOR THE             FOR THE
                                               FISCAL YEAR         PERIOD FROM         PERIOD FROM
                                                   ENDED       12/30/98(1) THROUGH    7/1/98(1) TO
                                                  9/30/00             9/30/99             8/25/98
-------------------------------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $5.19                $5.65                $5.64
-------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income                             0.30                 0.24                 0.05
  Net realized and unrealized
  gain (loss) on investments                       (0.27)               (0.33)                0.01
-------------------------------------------------------------------------------------------------------
Total from investment operations                    0.03                (0.09)                0.06
-------------------------------------------------------------------------------------------------------
Less distributions:
  Declared from net investment income              (0.30)               (0.24)               (0.05)
  From capital gains                               (0.00)               (0.13)               (0.00)
  In excess of capital gains                       (0.00)(2)            (0.00)(2)            (0.00)
-------------------------------------------------------------------------------------------------------
Total distributions                                (0.30)               (0.37)               (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.92                $5.19                $5.65
-------------------------------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                                        0.97%               -1.53%                1.07%
Net assets, end of period (in thousands)            $18                   $2                   $0
Ratio of expenses to average net assets             1.08%                0.80%(3)             0.61%(3)
Ratio of net investment income
to average net assets                               5.96%                5.68%(3)             5.99%(3)
Portfolio turnover rate                            22.41%               26.83%(4)            35.16%(3)
-------------------------------------------------------------------------------------------------------

(1) CLASS Y SHARES COMMENCED OPERATIONS ON JULY 1, 1998 AND CONTINUED OPERATIONS
    UNTIL AUGUST 25, 1998 WHEN ALL VALUE SHOWN IN THE TABLE. OPERATIONS
    RECOMMENCED ON DECEMBER 30, 1998.

(2) NOT SHOWN DUE TO ROUNDING.

(3) ANNUALIZED.

(4) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999.

                                                                             113

--------------------------------------------------------------------------------

CASH MANAGEMENT

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal period ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                      FOR THE
                                    FISCAL PERIOD         FOR THE FISCAL YEAR ENDED JUNE 30,
                                        ENDED     -----------------------------------------------------
                                       9/30/00      2000       1999      1998      1997      1996
-------------------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
-------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                    $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------
Net investment income                   0.0148      0.0511    0.0455     0.0484    0.0472    0.0487
Less dividends declared                (0.0148)    (0.0511)  (0.0455)   (0.0484)  (0.0472)  (0.0487)
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Total return                            1.50%       5.18%     4.67%      4.93%     4.80%     5.01%
Net assets, end of
period (in millions)                     $875        $782      $667       $533      $514      $402
Ratio of expenses to
average net assets                      0.81%(2)    0.83%     0.83%      0.89%     0.87%     0.91%
Ratio of net investment
income to average net assets            5.92%(2)    5.08%     4.54%      4.84%     4.70%     4.89%
-------------------------------------------------------------------------------------------------------

(1) ON SEPTEMBER 5, 1995, FUND SHARES OUTSTANDING WERE DESIGNATED CLASS A
    SHARES.

(2) ANNUALIZED.

--------------------------------------------------------------------------------

CASH MANAGEMENT

For a Class B share outstanding throughout each period:

                                                  FOR THE           FOR THE
                                               FISCAL PERIOD      PERIOD FROM
                                                   ENDED       9/9/99(1) THROUGH
                                                  9/30/00           6/30/00
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                    $1.00          $1.00
--------------------------------------------------------------------------------
Net investment income                                    0.0133         0.0346
Less dividends declared                                 (0.0133)       (0.0346)
--------------------------------------------------------------------------------
Net asset value, end of period                          $1.00          $1.00
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                             1.29%          3.43%
Net assets, end of period (in millions)                     $2             $3
Ratio of expenses to average net assets                  1.43%(2)       1.67%(2)
Ratio of net investment income to average net assets     5.29%(2)       4.49%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

                                                                             115

--------------------------------------------------------------------------------

CASH MANAGEMENT

For a Class C share outstanding throughout each period:

                                                   FOR THE           FOR THE
                                                 FISCAL PERIOD     PERIOD FROM
                                                     ENDED     9/9/99(1) THROUGH
                                                    9/30/00          6/30/00
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------

Net asset value, beginning of period                     $1.00          $1.00
--------------------------------------------------------------------------------
Net investment income                                     0.0126         0.0335
Less dividends declared                                  (0.0126)       (0.0335)
--------------------------------------------------------------------------------
Net asset value, end of period                           $1.00          $1.00
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                              1.29%         3.32%
Net assets, end of period (in millions)                      $1            $1
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                   1.68%(2)      1.82%(2)
Ratio of net investment income to average net assets      5.05%(2)      4.45%(2)
--------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

             This space is intended for your notes and calculations.

                                                                             117

             This space is intended for your notes and calculations.

--------------------------------------------------------------------------------
WADDELL & REED ADVISORS FUNDS

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D. C. 20036

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

INVESTMENT MANAGER
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

UNDERWRITER
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

SHAREHOLDER SERVICING AGENT
Waddell & Reed
Services Company
6301 Glenwood
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

ACCOUNTING SERVICES AGENT
Waddell & Reed
Services Company
6301 Glenwood
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

--------------------------------------------------------------------------------
WADDELL & REED ADVISORS FUNDS

You can get more information about each Fund in its--

-    STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the
     Prospectus).

-    ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of a Fund's current SAI or copies of its most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the
SAI, Annual and/or Semiannual reports may also be requested via e-mail at
request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference
Room and applicable copying charges by calling 202-942-8090.

   The Funds' SEC file numbers are as follows:
      Waddell & Reed Advisors Funds, Inc. Bond Fund: 811-2552
      Waddell & Reed Advisors Cash Management, Inc.: 811-2922
      Waddell & Reed Advisors Global Bond Fund, Inc.: 811-4520
      Waddell & Reed Advisors Government Securities Fund, Inc.: 811-3458
      Waddell & Reed Advisors High Income Fund, Inc.: 811-2907
      Waddell & Reed Advisors Municipal Bond Fund, Inc.: 811-2657
      Waddell & Reed Advisors Municipal High Income Fund, Inc.: 811-4427
      Waddell & Reed Advisors Municipal Money Market Fund, Inc.: 811-10137

[LOGO] WADDELL & REED
FINANCIAL SERVICES
---------------------------
INVESTING. WITH A PLAN-SM-.

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

               WADDELL & REED ADVISORS FUNDS, INC.

                            6300 Lamar Avenue

                             P. O. Box 29217

                   Shawnee Mission, Kansas  66201-9217

                              913-236-2000
                               888-WADDELL

                            December 15, 2000

               STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information (the SAI) is not a
prospectus. Investors should read this SAI in conjunction with a prospectus
(Prospectus) for the Waddell & Reed Advisors Funds, Inc. (the Corporation),
dated December 15, 2000, which may be obtained from the Corporation or its underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.

                        TABLE OF CONTENTS

    Performance Information................................

    Investment Strategies, Policies and Practices..........

    Investment Management and Other Services...............

    Purchase, Redemption and Pricing of Shares.............

    Directors and Officers.................................

    Payments to Shareholders...............................

    Taxes..................................................

    Portfolio Transactions and Brokerage...................

    Other Information......................................

    Financial Statements...................................

    Waddell & Reed Advisors Funds, Inc. is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Corporation is an open-end, diversified management company organized as a Maryland corporation on February 21, 1974, as a successor to a Delaware corporation which commenced operations in 1940.
Prior to June 30, 2000, the Corporation was known as United Funds, Inc.
Prior to October 2, 2000, Core Investment Fund was known as Income Fund.

                     PERFORMANCE INFORMATION

    Waddell & Reed, Inc., the Corporation's underwriter, or the
Corporation may, from time to time, publish for one or more of the four
Funds' total return information, yield information and/or performance rankings in advertisements and sales materials.

Total Return

    Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Standardized total return information is calculated by assuming an initial $1,000 investment and, for
Class A shares, deducting the maximum sales load of 5.75%. All dividends and distributions are assumed to be reinvested in shares of the applicable class at net asset value (NAV) for the class as of the day the dividend or distribution is paid. No sales load is charged on reinvested dividends or distributions on Class A shares. The formula used to calculate the total return for a particular class of a Fund is:

             n
     P(1 + T)  =   ERV

    Where :  P =   $1,000 initial payment
             T =   Average annual total return
             n =   Number of years
           ERV =   Ending redeemable value of the $1,000 investment for
                   the periods shown.

    Non-standardized performance information may also be presented. For example, a Fund may also compute total return for its Class A shares without deduction of the sales load in which case the same formula noted
above will be used but the entire amount of the $1,000 initial payment will be assumed to have been invested. If the sales charge applicable to Class A shares were reflected, it would reduce the performance quoted for that class.

    The average annual total return quotations for Class A shares with sales load deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                         One-year      Five-year    Ten-year
                       period from    period from  period from
                        7-1-99 to      7-1-95 to    7-1-90 to
                         6-30-00        6-30-00      6-30-00
                       -----------    -----------  -----------
Accumulative Fund           13.42%         20.65%      15.23%
Core Investment Fund        14.95%         20.20%      16.15%
Science and
 Technology Fund            52.03%         33.27%      24.50%

    The average annual total return quotations for Class A shares without sales load deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                         One-year      Five-year    Ten-year
                       period from    period from  period from
                        7-1-99 to      7-1-95 to    7-1-90 to
                         6-30-00        6-30-00      6-30-00
                       -----------    -----------  -----------
Accumulative Fund           20.34%         22.08%      15.91%
Core Investment Fund        21.96%         21.63%      16.84%
Science and
 Technology Fund            61.30%         34.85%      25.24%

    The average annual total return quotations for Class A shares of
Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                                               With    Without
                                            Sales LoadSales Load
                                             Deducted  Deducted

One year period from October 1, 1999 to
 September 30, 2000:                           -0.86%     5.19%

Five-year period from October 1, 1995 to
 September 30, 2000:                            4.58%     5.82%

Ten-year period from October 1, 1990 to
 September 30, 2000:                            7.41%     8.05%

    Prior to October 1, 1993, Waddell & Reed Advisors Science and
Technology Fund was named United Science and Energy Fund, and its investment policies related to investments in science and energy securities rather than science and technology securities.

    Prior to June 17, 1995, each Fund offered only one class of shares to the public. Shares outstanding on that date were designated as Class A shares.

    The cumulative total return quotation for Class B shares of each Fund with the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period shown was as follows:

                       Period from
                   class inception* to
                      June 30, 2000
                      --------------
Accumulative Fund           23.55%
Core Investment Fund        19.15
Science and
 Technology Fund            49.13%

*For Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors
Core Investment Fund and Waddell & Reed Advisors Science and Technology
Fund, October 4, 1999.

    The cumulative total return quotation for the Class B shares of each fund without the maximum deferred sales charge deducted as of June 30,
2000, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:

                       Period from
                   class inception* to
                      June 30, 2000
                     ----------------
Accumulative Fund           28.55%
Core Investment Fund        24.15%
Science and
 Technology Fund            54.13%

*For Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors
Core Investment Fund and Waddell & Reed Advisors Science and Technology
Fund, October 4, 1999.

    The average annual total return quotations for Class B shares of
Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                                               With    Without
                                            Sales LoadSales Load
                                             Deducted  Deducted

One-year period from October 1, 1999 to
 September 30, 2000:                            0.23%     4.19%
Period from September 9, 1999* to
 September 30, 2000:                            0.84%     4.58%
*Commencement of operations.

    The cumulative total return quotations for Class C shares of each Fund with the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                       Period from
                   class inception* to
                      June 30, 2000
                      --------------
Accumulative Fund           26.04%
Core Investment Fund        23.01%
Science and
  Technology Fund           53.30%

*For Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, October 4, 1999; and for Waddell &
Reed Advisors Accumulative Fund, October 6, 1999.

    The cumulative total return quotations for the Class C shares of each fund without the maximum deferred sales charge deducted as of June 30,
2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                       Period from
                   class inception* to
                      June 30, 2000
                      --------------
Accumulative Fund           27.04%
Core Investment Fund        24.01%
Science and
  Technology Fund           54.30%

*For Waddell & Reed Advisors Core Investment Fund and Waddell & Reed
Advisors Science and Technology Fund, October 4, 1999; and for Waddell &
Reed Advisors Accumulative Fund, October 6, 1999.

    The average annual total return quotations for Class C shares of
Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                                               With    Without
                                            Sales LoadSales Load
                                             Deducted  Deducted

One-year period from October 1, 1999 to
 September 30, 2000:                            4.11%     4.11%
Period from September 9, 1999* to
 September 30, 2000:                            4.50%     4.50%
*Commencement of operations.

    The total return quotations for Class Y shares as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                         One year
                          period          Period from class
                          ended             inception* to
                      June 30, 2000         June 30, 2000
                      --------------       --------------
Accumulative Fund           20.58%               21.68%
Core Investment Fund        22.20%               21.85%
Science and
  Technology Fund           61.62%               33.71%

*For Waddell & Reed Advisors Core Investment Fund, June 19, 1995; for
Waddell & Reed Advisors Accumulative Fund, July 11, 1995; and for Waddell
& Reed Advisors Science and Technology Fund February 27, 1996.

    The average annual total return quotations for Class Y shares of
Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

One-year period from October 1, 1999 to
 September 30, 2000:                            5.49%

Five-year period from October 1, 1995 to
 September 30, 2000:        %                   6.05%

Period from June 19, 1995* to
 September 30, 2000:                            6.13%
*Commencement of operations.

    A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Yield

    Yield refers to the income generated by an investment in the Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                             6
   Yield = 2((((a - b)/cd)+1)  -1)

Where, with respect to a particular class of a Fund:
      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c =  the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
      d =  the maximum offering price per share of the class on the last day of the period.

    The yield for Waddell & Reed Advisors Bond Fund is as follows:

    The yield for Class A shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 5.84%. The yield for
Class B shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 5.46%. The yield for Class C shares of the
Fund computed according to the formula for the 30-day period ended on
September 30, 2000, the date of the most recent balance sheet included in this SAI, is 5.51%. The yield for Class Y shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 6.50%.

    Change in yields primarily reflect different interest rates received by a Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses of the applicable class.

Performance Rankings and Other Information

    Waddell & Reed, Inc. or the Corporation also may, from time to time, publish in advertisements or sales material performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's,
Fortune or Morningstar Mutual Fund Values. Each class of a Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite
Stock Price Index and the Dow Jones Industrial Average. Performance
information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

    All performance information that a Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Fund's shares when redeemed may be more or less than their original cost.

          INVESTMENT STRATEGIES, POLICIES AND PRACTICES

    This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Funds' investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

    WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s). See
Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental (e.g., operating) investment restrictions and policies of the Funds.

Waddell & Reed Advisors Science and Technology Fund

    As described in the Prospectus, the portfolio of Waddell & Reed
Advisors Science and Technology Fund emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs.

Waddell & Reed Advisors Bond Fund

    In selecting debt securities for the portfolio of this Fund, consideration will be given to their yield; this yield would include the yield to maturity in the case of debt securities purchased at a discount.
Consideration will also be given to the relative safety of debt securities purchased and, in the case of convertible debt securities, the possibility of capital growth.

    Among the other debt securities in which the Fund may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit
Insurance Corporation insures the principal of certain such deposits
(Insured Deposits), currently to the extent of $100,000 per bank. Insured
Deposits are not marketable, and the Fund will invest in them only within the 10% limit mentioned below under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

    A debt security may not be purchased if, at the time of purchase, it is in default in the payment of interest or if there is less than
$1,000,000 principal amount outstanding.

Securities - General

    The main types of securities in which the Funds may invest include common stock, preferred stock, debt securities and convertible securities.
Although common stocks and other equity securities have a history of long-
term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. A Fund may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-
term bonds are generally more sensitive to interest rate changes than short-term bonds.

    Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in a Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the
Fund's shareholders.

    Each of the Funds may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard & Poor's (S&P) and D by
Moody's). Debt securities rated D by S&P or D by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities. Securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

    While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and the Fund may retain a portfolio security whose rating has been changed.

    Each of the Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

    Each of the Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

    Each of the Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may
(and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

 Foreign Securities and Currencies

    Each of the Funds may invest in the securities of foreign issuers, including depository receipts. In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depository receipts, in registered form, are dollar-
denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depository receipts and European depository receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-
U.S. investors and traders in non-U.S. markets. Global depository receipts are designed to facilitate the trading of securities of foreign issuers by
U.S. and non-U.S. investors and traders.

    WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a Fund's ability to invest assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

    However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    Certain of the Funds could also be adversely affected by the conversion of certain European currencies into the euro. This conversion, which is underway, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

    Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options, Futures and Other
Strategies - Forward Currency Contracts.

 Illiquid Investments

    Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the Corporation's Board of Directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
         and
    (4)  bank deposits unless they are payable at principal plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options and their underlying collateral;
    (6)  securities for which market quotations are not readily available;
    (7)  securities involved in swap, cap, floor and collar transactions.

    The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If through a change in values, net assets, or other circumstances, the
Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

 Indexed Securities

    Each Fund may purchase securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators, subject to its operating policy regarding derivative instruments. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Currency-indexed securities, for example, typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-
indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

    Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

 Investment Company Securities

    Each Fund may purchase securities of closed-end investment companies.
As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

 Lending Securities

    Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the
Fund's current securities lending procedures, each Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by
WRIMCO.

    Any securities loan that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

    There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

    The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank)
must be satisfactory to the Fund. Each Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If a Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A
Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

    Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to:  (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

    There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

 Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that present minimal credit risk. They may include U.S. Government securities, commercial paper and other short-term corporate obligations, and certificates of deposit and other financial institution obligations.
These instruments may carry fixed or variable interest rates.

 Mortgage-Backed  and Asset-Backed Securities

    Mortgage-Backed Securities. Mortgage-backed securities
represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single-
and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some
CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie
Mae, Fannie Mae, or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    Each Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if
WRIMCO determines they are consistent with the Fund's goal(s) and investment policies.

    Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Asset-Backed Securities. Asset-backed securities have
structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations.
Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

    Special Characteristics of Mortgage-Backed and Asset-Backed

Securities. The yield characteristics of mortgage-backed and asset-
backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

    The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

    Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

    The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

 Options, Futures and Other Strategies

    General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage a Fund's foreign currency exposure as well as other risks of a
Fund's investments that can affect fluctuation in its net asset value.

    Generally, a Fund may purchase and sell any type of Financial
Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial
Instrument is primarily measured. Since each Fund is authorized to invest in foreign securities it may purchase and sell foreign currency derivatives.

    Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

    Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire.
Thus, in a long hedge, a Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If a Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

    Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

    The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (the SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission
(the CFTC). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See Taxes.

    In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with the
Funds' goal(s) and permitted by the Funds' investment limitations and applicable regulatory authorities. The Funds might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

    Special Risks. The use of Financial Instruments involves
special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

    (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

    (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

    Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the
Fund's other investments.

    Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

    (4)  As described below, a Fund might be required to maintain assets as cover, maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e.,
Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a
Fund sell a portfolio security at a disadvantageous time.

    (5)  A Fund's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

    Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. Each
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
A Fund will not enter into any such transactions other than purchased options unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

    Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

    Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-
upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

    Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

    Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

    The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

    A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option;
this is known as a closing sale transaction. Closing transactions permit a
Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

    A type of put which the Funds may purchase is an optional delivery standby commitment which is entered into by parties selling debt securities to a Fund. An optional delivery standby commitment gives a Fund purchasing the security the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

    Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's net asset value being more sensitive to changes in the value of the related instrument. Each of the
Funds may purchase or write both exchange-traded and OTC options. Exchange-
traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty
(usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the
Fund as well as the loss of any expected benefit of the transaction.

    A Fund's ability to establish and close out positions in exchange-
listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time.
Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

    If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.
The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

    Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on a stock index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier is the closing level is less than the exercise price.

    Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of its writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

    Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

    If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    OTC Options. Unlike exchange-traded options, which are
standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a
Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a Fund are European-
style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

    Futures Contracts and Options on Futures Contracts. The
purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

    In addition, futures strategies also can be used to manage the average duration of a Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

    No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value.
Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

    Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

    Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or option position.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

    If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.
In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain liquid assets in an account.

    Risk of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

    Index Futures. The risk of imperfect correlation between
movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index future may move more than or less than the price of the securities being hedged. If the price of the index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a Fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

    Where index futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the
Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

    Foreign Currency Hedging Strategies--Special Considerations.

Each Fund may use options and futures contracts on foreign currencies
(including the euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

    Each Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

    The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such
Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the
U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

    Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

    Forward Currency Contracts. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire.
Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

    Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into
U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    Each Fund also may use forward currency contracts to attempt to enhance income or yield. A Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

    The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

    As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a
Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

    The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

    Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of a Fund will be served.

    Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as
WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Fund or that WRIMCO will hedge at an appropriate time.

    Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    Turnover. A Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover;
although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

    Swaps, Caps, Floors and Collars. Each of the Funds may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

    Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield because, and to the extent, these agreements affect a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Caps and floors have an effect similar to buying or writing options.

    The creditworthiness of firms with which a Fund enters into swaps, caps or floors will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

    The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the
Fund's custodian that satisfies the requirements of the 1940 Act. Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

 Repurchase Agreements

    Each of the Funds may purchase securities subject to repurchase agreements. The Fund will not enter into a repurchase transaction that will cause more than 10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid Investments. A repurchase agreement is an instrument under which a Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement.
The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Funds' repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Funds' custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the Investment
Company Act of 1940, as amended (the 1940 Act), is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

 Restricted Securities

    Each of the Funds may purchase restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on an exchange and may be less liquid than listed securities.
Certain restricted securities, e.g. 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors.
See Illiquid Investments.

 U.S. Government Securities

    Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

    U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae (also known as the Federal National Mortgage
Association), Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association (Ginnie Mae), General Services Administration, Central Bank for
Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

    Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. Waddell & Reed
Advisors Bond Fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

    U.S. Government securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

 Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

 Warrants and Rights

    Warrants are options to purchase equity securities at specified prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might
be. They are also generally less liquid than an investment in the underlying shares.

 When-Issued and Delayed-Delivery Transactions

    Each Fund may purchase any securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case, payment and delivery for the securities take place at a future date. The securities so purchased or sold by a Fund are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its net asset value per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Fund's net asset value per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

    Ordinarily a Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

 Zero Coupon Securities

    Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable maturities that make current distributions of interest in cash.

    Each of the Funds may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount
(OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from a
Fund's cash assets or by liquidation of portfolio securities, if necessary, at a time when a Fund otherwise might not have done so.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

    The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding
Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

    Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal(s) and the types of securities in which the Fund may invest, cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. A Fund may not:

    (1)  Buy real estate nor any nonliquid interests in real estate investment trusts;

    (2)  Buy shares of other investment companies that redeem their shares. A Fund can buy shares of investment companies that do not redeem their shares if it does so in a regular transaction in the open market and then does not have more than one-tenth (i.e.,
         10%) of the total assets of the four Funds in these shares;

    (3)  Lend money or other assets, other than through certain limited types of loans; the Funds may buy debt securities and other obligations consistent with their respective goals and their other investment policies and restrictions; they may also lend their portfolio securities to the extent allowed, and in
         accordance with the requirements, under the 1940 Act and enter into repurchase agreements (see Repurchase Agreements above);

         The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (4)  Invest for the purpose of exercising control or management of other companies;

    (5)  Participate on a joint, or a joint and several, basis in any trading account in any securities;

    (6)  Sell securities short (unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), or purchase securities on margin, except that (1)
         this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other
         financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and
         (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

    (7)  Engage in the underwriting of securities, that is, the selling of securities for others;

    (8)  With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act, if immediately after and as a result of such purchase, (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities of such issuer; Waddell & Reed Advisors Core
         Investment Fund, Waddell & Reed Advisors Accumulative Fund and
         Waddell & Reed Advisors Bond Fund may not buy securities of companies in any one industry if more than 25% of that Fund's total assets would then be invested in companies in that
         industry;

    (9)  Purchase or sell physical commodities; however, this policy shall not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

  (10)   Invest more than 5% of the Corporation's total assets in
         securities issued by foreign governments;

   (11)  Borrow money; however, this policy shall not prevent a Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

  (12)   Issue senior securities.

    The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

    (1)  At least 65% of Waddell & Reed Advisors Bond Fund's total assets will be invested during normal market conditions in bonds.
         Waddell & Reed Advisors Bond Fund may not purchase any securities other than debt securities if, as a result, more than 10% of the value of the Fund's total assets would consist of such other securities. This 10% limit does not include (1) any securities required to be sold as promptly as practicable after conversion of convertible debt securities or exercise of warrants, as set forth below, or (2) premiums paid or received by the Fund as to those put and call options that this Fund is permitted to use, the value of any put or call options or futures contracts held by it or the amount of initial or variation margin deposits as to those puts, calls or futures contracts that it is permitted to use. The Fund may convert convertible debt securities and
         exercise warrants provided that, if as a result of conversion or exercise and/or as a result of warrants becoming separately salable more than 10% of the Fund's total assets consists of non-
         debt securities, sufficient non-debt securities will be sold as promptly as practicable to reduce the percentage of such non-debt securities held by the Fund to 10% or less of its total assets, less the amounts set forth in (2) above.

    (2)  Under normal market conditions, Waddell & Reed Advisors Core
         Investment Fund will invest at least 65% of its total assets in income-producing securities.

    (3)  Waddell & Reed Advisors Accumulative Fund, Waddell & Reed
         Advisors Core Investment Fund and Waddell & Reed Advisors Science
         and Technology Fund do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments.
         Waddell & Reed Advisors Bond Fund does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 20% of its total assets would consist of such investments.

    (4)  Each Fund may not invest more than 20% of its net assets in foreign securities.

    (5)  Each Fund may not purchase a security if, as a result, more than
         10% of its net assets would consist of illiquid investments.

    (6)  Each Fund does not currently intend to invest more than 5% of its total assets in the securities of other investment companies.

    (7)  To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a
         CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions
         (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of a
         Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

    An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Portfolio Turnover

    A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. The
Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

    The portfolio turnover rate for Bond Fund for the fiscal periods ended
September 30, 2000 and December 31, 1999 and 1998 was 23.21%, 34.12% and
33.87%, respectively.

    The portfolio turnover rates for each of the other Funds for the fiscal years ended December 31, 1999 and December 31, 1998 were as follows:

                                   1999      1998
                                   ----      ----
Accumulative Fund...............  372.35%   373.78%
Core Investment Fund............   53.79     49.29%
Science and
  Technology Fund ..............   40.35     55.70%

    A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss.

             INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

    The Corporation has an Investment Management Agreement (the Management
Agreement) with Waddell & Reed, Inc. On January 8, 1992, subject to the authority of the Corporation's Board of Directors, Waddell & Reed, Inc.
assigned the Management Agreement and all related investment management duties (and related professional staff) to WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. Under the Management Agreement, WRIMCO
is employed to supervise the investments of the Funds and provide investment advice to the Funds. The address of WRIMCO and Waddell & Reed,
Inc. is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-
9217. Waddell & Reed, Inc. is the Corporation's underwriter.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (Shareholder
Servicing Agreement) and a separate agreement for accounting services
(Accounting Services Agreement) with the Corporation. The Management
Agreement contains detailed provisions as to the matters to be considered by the Corporation's Board of Directors prior to approving any Shareholder
Servicing Agreement or Accounting Services Agreement.

Waddell & Reed Financial, Inc.

    WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. Waddell &
Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial
Services, Inc., a holding company, which is a wholly owned subsidiary of
Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission,
Kansas 66201-9217.

    WRIMCO and its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds
(formerly, the United Group of Mutual Funds), W&R Target Funds, Inc.
(formerly, Target/United Funds, Inc.) and W&R Funds, Inc. (formerly,
Waddell & Reed Funds, Inc.) since 1940 or each company's inception date, whichever is later. Waddell & Reed, Inc. serves as principal underwriter for the investment companies in the Waddell & Reed Advisors Funds and W&R
Funds, Inc. and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds,
Inc. is the underlying investment vehicle.

Shareholder Services

    Under the Shareholder Servicing Agreement entered into between the
Corporation and Waddell & Reed Services Company (the Agent), a subsidiary of Waddell & Reed, Inc., the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Corporation and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Corporation's
Board of Directors without shareholder approval.

Accounting Services

Under the Accounting Services Agreement entered into between the
Corporation and the Agent, the Agent provides each Fund with bookkeeping and accounting services and assistance, including maintenance of the
Corporation's records, pricing of the Corporation's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Corporation's Board of Directors without shareholder approval.

Payments by the Corporation for Management, Accounting and Shareholder
Services

    Under the Management Agreement, for WRIMCO's management services, Bond
Fund pays WRIMCO a fee as described in the Prospectus. The management fees paid by Bond Fund to WRIMCO during the Fund's fiscal periods ended
September 30, 2000, December 31, 1999, 1998 and 1997 were $1,939,561,
$2,525,129, $2,284,751 and $2,221,667, respectively.

    The management fees paid to WRIMCO for each of the other Funds during the last three fiscal years were as follows:

                                   1999          1998           1997
                                   ----          ----           ----
Accumulative Fund........
                             $11,969,745   $ 9,490,941    $ 8,111,304
Core Investment Fund.....     44,402,694    39,808,311     32,837,940
Science and Technology
 Fund ..................      16,101,855     7,557,688      5,997,091
                            -----------     ----------    -----------
 Total .................    $72,4784,294   $56,856,940   $46,9046,335
                             ===========   ===========     ==========

    For purposes of calculating the daily fee the Corporation does not include money owed to it by Waddell & Reed, Inc. for shares which it has sold but not yet paid the Corporation. The Corporation accrues and pays this fee daily.

    Under the Shareholder Servicing Agreement, with respect to Class A,
Class B and Class C shares each Fund pays the Agent, effective September 1,
2000, a monthly fee for each shareholder account that was in existence at any time during the prior month. The monthly fee for Accumulative Fund is
$1.3625; for Bond Fund, $1.6125; for Core Investment Fund, $1.4125; and for
Science and Technology Fund, $1.3625. For Class Y shares, each Fund pays the agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that class for the preceding month. Prior to September
1, 2000, with respect to Class A, Class B and Class C shares, each Fund paid the Agent a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. The Corporation also pays certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, Inc., WRIMCO or the Agent.

    Under the Accounting Services Agreement, each Fund pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table
(as amended September 1, 2000).

                     Accounting Services Fee

          Average Net Asset Level           Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------

         From $    0 to $   10                $      0
         From $   10 to $   25                $ 11,000
         From $   25 to $   50                $ 22,000
         From $   50 to $  100                $ 33,000
         From $  100 to $  200                $ 44,000
         From $  200 to $  350                $ 55,000
         From $  350 to $  550                $ 66,000
         From $  550 to $  750                $ 77,000
         From $  750 to $1,000                $ 93,500
              $1,000 and Over                 $110,000

    Plus, for each class of shares in excess of one, the Fund pays the
Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

    Prior to September 1, 2000, the Accounting Services Fee structure was:

                     Accounting Services Fee

          Average Net Asset Level           Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------

         From $    0 to $   10                $      0
         From $   10 to $   25                $ 10,000
         From $   25 to $   50                $ 20,000
         From $   50 to $  100                $ 30,000
         From $  100 to $  200                $ 40,000
         From $  200 to $  350                $ 50,000
         From $  350 to $  550                $ 60,000
         From $  550 to $  750                $ 70,000
         From $  750 to $1,000                $ 85,000
              $1,000 and Over                 $100,000

    Fees paid to the Agent for accounting services by Bond Fund for the fiscal periods ended September 30, 2000, December 31, 1999, 1998 and 1997 were $45,913, $60,833, $61,667 and $60,000, respectively.

    Fees paid to the Agent by the other Funds for the fiscal years ended
December 31, 1999, 1998 and 1997 were as follows:

                              1999        1998         1997
                              ----        ----         ----
Accumulative Fund........  $100,000    $100,000     $100,000
Core Investment Fund.....   100,000     100,000      100,000
Science and
  Technology Fund .......   100,000     100,000       93,750

    Since the Corporation pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above,
WRIMCO and the Agent, respectively, pay all of their own expenses in providing these services. Amounts paid by the Corporation under the
Shareholder Servicing Agreement are described above. Waddell & Reed, Inc.
and affiliates pay the Corporation's Directors and officers who are affiliated with WRIMCO and its affiliates. The Corporation pays the fees and expenses of the Corporation's other Directors.

    Waddell & Reed, Inc., under an agreement separate from the Management
Agreement, Shareholder Servicing Agreement and Accounting Services
Agreement, acts as the Corporation's underwriter, i.e., sells its shares on a continuous basis. Waddell & Reed, Inc. is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed, Inc. pays the costs of sales literature, including the costs of shareholder reports used as sales literature, and the costs of printing the prospectus furnished to it by the
Corporation. The aggregate dollar amounts of underwriting commissions for
Class A shares for the fiscal years ended December 31, 1999, 1998 and 1997 were $35,273,006, $33,372,169 and $28,736,826, respectively, and the amounts retained by Waddell & Reed, Inc. were $14,082,052, $13,986,977 and
$12,109,175, respectively.

    As described in the Prospectus, Waddell & Reed, Inc. reallows to selling broker-dealers a portion of the sales charge paid for purchases of
Class A shares. A major portion of the sales charge for Class A shares and the contingent deferred sales charges (CDSC) for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of Waddell & Reed, Inc. and selling broker-dealers. Waddell &
Reed, Inc. may compensate its financial advisors as to purchases for which there is no sales charge or deferred charge.

    The Corporation pays all of its other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Corporation under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

    Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the 1940 Act, each
Fund may pay Waddell & Reed, Inc., the principal underwriter for the
Corporation, a fee not to exceed .25% of a Fund's average annual net assets attributable to Class A shares, paid monthly, to reimburse Waddell & Reed,
Inc. for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

    Waddell & Reed, Inc. offers each Fund's shares through its financial advisors, registered representatives and sales managers (collectively, the sales force)and through other broker-dealers, banks and other appropriate intermediaries. In distributing shares through its sales force, Waddell &
Reed, Inc. will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including cost for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits Waddell & Reed, Inc.
to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan.
The Class A Plan also permits Waddell & Reed, Inc. to be reimbursed for amounts it expends in compensating, training and supporting registered account representatives, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of each Fund and/or maintaining Class A shareholder accounts; increasing services provided to
Class A shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of each Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers who may regularly sell Class A shares of each Fund, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Class A shares. For its fiscal year ended December 31, 1999, service and distribution fees paid (or accrued) under the Class A Plan were as follows:

                                   Service      Distribution
                                     Fee            Fee
                                   -------      ------------
Accumulative Fund              $ 4,352,839          $241,034
Bond Fund                        1,245,968            75,758
Core Investment Fund            16,986,294           947,361
Science and Technology
  Fund                           4,574,420           424,232

For the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class A Plan were $843,195 and $59,821, respectively.

    Under the Plans adopted by the Corporation for Class B shares and
Class C shares, respectively, each Fund may pay Waddell & Reed, Inc. a service fee not to exceed 0.25% of the Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed,
Inc. for its services in connection with the provision of personal services to shareholders of that class and/or the maintenance of shareholder accounts of that class and a distribution fee not to exceed 0.75% of the
Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan. For its fiscal year ended December 31, 1999, service and distribution fees paid (or accrued) under the Class B Plan were as follows:

                                   Service      Distribution
                                     Fee            Fee
                                   -------      ------------
Accumulative Fund                   $  694           $ 2,064
Bond Fund                              534             1,630
Core Investment Fund                 3,969            11,330
Science and Technology
  Fund                               5,578            11,142

For the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class B Plan were $7,941 and $4,285, respectively.

    For its fiscal year ended December 31, 1999, service and distribution fees paid (or accrued) under the Class C Plan were as follows:

                                   Service      Distribution
                                     Fee            Fee
                                   -------      ------------
Accumulative Fund                     $ 99            $  287
Bond Fund                               57               181
Core Investment Fund                   396             1,256
Science and Technology
  Fund                                 592             2,007

For the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class C Plan were $1,437 and $4,285, respectively.

    The only Directors or interested persons, as defined in the 1940 Act, of the Corporation who have a direct or indirect financial interest in the operation of the Plans are the officers and Directors who are also officers of either Waddell & Reed, Inc. or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed, Inc. Each Plan is anticipated to benefit a Fund and its shareholders of the affected class through Waddell & Reed, Inc.'s activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Corporation anticipates that shareholders of a particular class may benefit to the extent that Waddell &
Reed's activities are successful in increasing the assets of a Fund, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased
Fund assets may also provide greater resources with which to pursue the goals of the Funds. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Corporation anticipates that the revenues from the Plans will provide Waddell & Reed, Inc. with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to a Fund and the shareholders of the affected class.

    To the extent that Waddell & Reed, Inc. incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the
Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed, Inc.
typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

    As noted above, Class A shares, Class B shares and Class C shares are offered through Waddell & Reed, Inc. and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus, Waddell & Reed, Inc. may pay such broker-dealers a portion of the fees it receives under the respective
Plans as well as other compensation in connection with the distribution of
Fund shares, including the following: 1) for the purchase of Class A shares purchased at NAV by clients of Legend Equities Corporation (Legend),
Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested; 2) for the purchase of Class B shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed, Inc. (or its affiliate) may pay
Legend 1.00% of net assets invested.

    Each Plan was approved by the Corporation's Board of Directors, including the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan
Directors). The Class A Plan was also approved by the affected shareholders of the Corporation.

    Among other things, each Plan provides that (1) Waddell & Reed, Inc.
will provide to the Directors of the Corporation at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the
Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) amounts to be paid by a Fund under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the
Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan
Directors.

Custodial and Auditing Services

    The custodian for each Fund is UMB Bank, n.a., 928 Grand Boulevard,
Kansas City, Missouri. In general, the custodian is responsible for holding each Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand
Boulevard, Kansas City, Missouri, the Corporation's independent auditors, audits each Fund's financial statements.

              PURCHASE, REDEMPTION AND PRICING OF SHARES

Determination of Offering Price

    The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

    Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to
Waddell & Reed, Inc., the Fund's underwriter. The price makeup as of June
30, 2000, which is the most recent balance sheet included in this SAI, was as follows:

 Waddell & Reed Advisors Accumulative Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $ 9.61
    Add:  selling commission (5.75% of offering
      price) ....................................     .59
                                                    -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $10.20
                                                    =====

 Waddell & Reed Advisors Core Investment Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................   $9.09
    Add:  selling commission (5.75% of offering
      price) ....................................     .55
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........   $9.64
                                                   ======

  Waddell & Reed Advisors Science and Technology Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $18.02
    Add:  selling commission (5.75% of offering
      price) ....................................    1.10
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $19.12
                                                   ======

    The price makeup for Waddell & Reed Advisors Bond Fund as of September
30, 2000, which is the most recent balance sheet included in this SAI, was as follows:

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................   $6.01
    Add:  selling commission (5.75% of offering
      price) ....................................     .37
                                                    -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........   $6.47
                                                    =====

    The offering price of a Class A share is its NAV next calculated following acceptance of a purchase order plus the sales charge, as applicable. The offering price of a Class B, Class C or Class Y share is its NAV next calculated following acceptance of a purchase order. The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, Inc. or an authorized third party receives and accepts your order at its principal business office. You will be sent a confirmation after your purchase which will indicate how many shares you have purchased. Shares are normally issued for cash only.

    Waddell & Reed, Inc. need not accept any purchase order, and it or the
Corporation may determine to discontinue offering Corporation shares for purchase.

    The NAV and offering price per share are ordinarily computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
However, it is possible that the NYSE may close on other days. The NAV will change every business day, since the value of the assets and the number of shares outstanding change every business day.

    The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-
party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Corporation's Board of Directors.

    Puts, calls and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m.
Eastern time and the close of the regular session of commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by a Fund will be either the closing price or the asked price.

    When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the put or call. If a call the Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If the Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by the Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If the
Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by the Fund expires, it has a gain in the amount of the premium; if it enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

    Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

    Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Corporation's Board of
Directors. They are accounted for in the same manner as exchange-listed puts.

Minimum Initial and Subsequent Investments

    For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50
minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account.
A minimum initial investment of $25 is applicable to purchases made through payroll deduction for or by employees of Waddell & Reed, Inc., WRIMCO, or their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount.

    For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other Class Y investors.

Reduced Sales Charges (Applicable to Class A shares only)

 Account Grouping

    Large purchases of Class A shares are subject to lower sales charges.
The schedule of sales charges appears in the Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories:

1.   Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust
     Form);

2.   Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse);

3.   Purchases by that individual or his or her spouse in their joint account;

4.   Purchases by that individual or his or her spouse for the account of their child under age 21;

5.   Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gift to Minors
     Act (UGMA) account;

6.   Purchases by that individual or his or her spouse for his or her
     Individual Retirement Account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
     (the Code), provided that such purchases are subject to a sales charge
     (see Net Asset Value Purchases), tax-sheltered annuity account (TSA)
     or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and

7.   Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

    For the foregoing categories, an individual's domestic partner is treated as his or her spouse.

    Examples:

    A.   Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

    B.   H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

    C.   H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

    D.   X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.)

    All purchases of Class A shares made for a participant in a multi-
participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A:  H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B:  H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become
            participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through
            7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

    All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.)
All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.)  All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example:  Corporation X sets up a defined benefit plan; its subsidiary,
          Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

    All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in
Account Grouping.

    Account grouping as described above is available under the following circumstances.

 One-time Purchases

    A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed, Inc. at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example:  H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed, Inc. is advised that the purchases are entitled to grouping.

 Rights of Accumulation

    If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the
NAV of the existing account as of the date the new purchase is accepted by
Waddell & Reed, Inc. for the purpose of determining the availability of a reduced sales charge.

Example:  H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge of 4.75%. H's original
          purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

    In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed, Inc. that the purchaser is entitled to a reduced charge and provide Waddell & Reed, Inc. with the name and number of the existing account(s) with which the purchase may be combined.

If a purchaser holds shares which have been purchased under a contractual plan, the shares held under such plan may be combined with the additional purchase only if the contractual plan has been completed.

 Letters of Intent

    The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, Inc., the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed, Inc. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

    In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example:  H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
          H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell
          & Reed, Inc. of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors
          Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of $100,000.

    A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed, Inc. and will set forth the dollar amount of Class A shares which must be purchased within the 13-
month period in order to qualify for the reduced sales charge.

    If a purchaser holds shares which have been purchased under a contractual plan, the shares held under the plan will be taken into account in determining the amount which must be invested under the LOI only if the contractual plan has been completed.

    The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed, Inc.
within 20 days of Waddell & Reed, Inc.'s request for payment.

    If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

    An LOI does not bind the purchaser to buy, or Waddell & Reed, Inc. to sell, the shares covered by the LOI.

    With respect to LOIs for $2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000, and the value of any shares redeemed during the 13-
month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

 Other Funds in the Waddell & Reed Advisors Funds and W&R Funds,
 Inc.

    Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Waddell &
Reed Advisors Funds and the W&R Funds, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Waddell
& Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal
Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors Fund or W&R Funds,
Inc. Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

    Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc. or of any of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by Waddell &
Reed, Inc. established for any of these eligible purchasers may also be at
NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at
NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. A custodian under the UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.
Employees includes retired employees. A retired employee is an individual separated from service from Waddell & Reed, Inc., or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by
Waddell & Reed, Inc. or any of its affiliated companies. Financial advisors includes retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from
Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or
UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.

    Until March 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the
Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.

    Purchases of Class A shares in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records, may be made at NAV.

    Purchases of Class A shares in retirement plan accounts held in the
Waddell & Reed Advisors Retirement Plan, offered and distributed by
Nationwide Investment Services Corporation through Nationwide Trust
Company, FSB retirement programs, may be made at NAV.

    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan.

    Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

    Any holder of an uncompleted Plan on May 30, 1996, may purchase Class
A shares of the Fund corresponding to such Plan at NAV, up to the amount representing the unpaid balance of the Plan, if the purchase order is so designated. In addition, any person who was a holder of a Plan on May 30,
1996 may purchase Class A shares of the Fund corresponding to such Plan at
NAV up to the amount representing partial Plan withdrawals outstanding on
May 30, 1996, provided the purchase order is so designated.

Reasons for Differences in the Public Offering Price of Class A
Shares

    As described herein and in the Prospectus, there are a number of instances in which a Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation.
See the table of sales charges in the Prospectus for the Class A shares.
The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the
National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3)
they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at
NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Waddell & Reed Advisors Funds and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940
Act from the otherwise applicable restrictions as to what sales charge must be imposed. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed, Inc. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds
and W&R Funds, Inc.

 Class A Share Exchanges

    Once a sales charge has been paid on shares of a fund in the Waddell &
Reed Advisors Funds or the W&R Funds, Inc., these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for Class A shares of another fund in the Waddell & Reed Advisors
Funds or the W&R Funds, Inc. The shares you exchange must be worth at least
$100 or you must already own shares of the fund in the Waddell & Reed
Advisors Funds or the W&R Funds, Inc. into which you want to exchange.

    You may exchange Class A shares you own in another fund in the Waddell
& Reed Advisors Funds or the W&R Funds, Inc. for Class A shares of a Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same as shares on which a sales charge was paid.

    Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell &
Reed Advisors Government Securities Fund, Inc., Waddell & Reed Advisors
Municipal High Income Fund, Inc. (formerly, United Municipal Bond Fund,
Inc., United Government Securities Fund, Inc. and United Municipal High
Income Fund, Inc., respectively), W&R Funds, Inc. Municipal Bond Fund and
W&R Funds, Inc. Limited-Term Bond Fund (formerly, Waddell & Reed Funds,
Inc.) are the exceptions and special rules apply. Class A shares of any of these funds may be exchanged for Class A shares of the Fund only if (1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently, 5.75%), or (2)
the shares have been held from the date of original purchase for at least six months.

    Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Waddell & Reed Advisors Cash
Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal
Money Market Fund, Inc. automatically exchanged each month into Class A shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class A shares of the fund. The shares of Waddell
& Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal
Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the Waddell & Reed Advisors Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

    You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of the Fund if you meet the criteria for purchasing
Class Y shares.

 Class B Share Exchanges

    You may exchange Class B shares of one Fund of the Corporation for
Class B shares of another Fund of the Corporation or for Class B shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc.
without charge.

    The redemption of a Fund's Class B shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class B shares of Waddell &
Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal
Money Market Fund, Inc. automatically exchanged each month into Class B shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class B shares of the fund. The shares of Waddell
& Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal
Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

 Class C Share Exchanges

    You may exchange Class C shares of one Fund of the Corporation for
Class C shares of another Fund of the Corporation or for Class C shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc.
without charge.

    The redemption of a Fund's Class C shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

    You may have a specific dollar amount of Class C shares of Waddell &
Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal
Money Market Fund, Inc. automatically exchanged each month into Class C shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class C shares of the fund. The shares of Waddell
& Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal
Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

 Class Y Share Exchanges

    Class Y shares of a Fund may be exchanged for Class Y shares of another Fund or of any other fund in the Waddell & Reed Advisors Funds or
W&R Funds, Inc. or for Class A shares of Waddell & Reed Advisors Cash
Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal
Money Market Fund, Inc.

 General Exchange Information

    When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange. The relative values are those next figured after your exchange request is received in good order.

    These exchange rights and other exchange rights concerning the other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., can in
most instances be eliminated or modified at any time and any such exchange may not be accepted.

Retirement Plans

    Your account may be set up as a funding vehicle for a retirement plan.
For individual taxpayers meeting certain requirements, Waddell & Reed, Inc.
offers model or prototype documents for the following retirement plans. All of these plans involve investment in shares of a Fund (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.).

    Individual Retirement Accounts (IRAs). Investors having
eligible earned income may set up a plan that is commonly called an IRA.
Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to an annual maximum of $2,000 (provided the investor has not reached age 70 1/2). For a married couple, the annual maximum is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan or if, notwithstanding that the investor or one or both spouses so participate, their adjusted gross income does not exceed certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

    An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution which is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed, Inc.

    Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to $2,000 per tax year to a Roth IRA (or to any combination of Roth and traditional
IRAs).For a married couple, the annual maximum is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

    In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

    Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

    Education IRAs. Although not technically for retirement
savings, Education IRAs provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $500 to an Education IRA (or to each of multiple Education IRAs), provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary.
Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or certain members of his or her family).

    Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 15% of compensation, subject to certain maximums, per year for each employee.

    Savings Incentive Match Plans for Employees (SIMPLE Plans). An
employer with 100 or fewer eligible employees who does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be funded by either an
IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

    Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute each year up to 25%
of his or her annual earned income, with an annual maximum of $30,000.

    457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

    TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, church or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodian account under Section
403(b)(7) of the Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

    Pension and Profit-Sharing Plans, including 401(k) Plans. With a 401(k) plan, employees can make tax-deferred contributions into a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year up to 25% of compensation, subject to certain annual maximums, which may be increased each year based on cost-of-living adjustments.

    More detailed information about these arrangements and applicable forms are available from Waddell & Reed, Inc. These plans may involve complex tax questions as to premature distributions and other matters.
Investors should consult their tax adviser or pension consultant.

Flexible Withdrawal Service for Class A, Class B and Class C
Shareholders

    If you qualify, you may arrange to receive through the Flexible
Withdrawal Service ( the Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class
C shares that you own of a Fund or of any of the funds in the Waddell &
Reed Advisors Funds or W&R Funds, Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class
B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a
CDSC provided the amount withdrawn does not exceed 24% of the account value annually. Applicable forms to start the Service are available through
Waddell & Reed Services Company.

    The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The withdrawal proceeds are not subject to the deferred sales charge, but only within these percentage limitations. The minimum withdrawal is $50. The
Service, and this exclusion from the deferred sales charge, do not apply to a one-time withdrawal.

    To qualify for the Service, you must have invested at least $10,000 in
Class A, Class B or Class C shares which you still own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.; or, you must own
Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

    You can choose to have shares redeemed to receive:

    1. a monthly, quarterly, semiannual or annual payment of $50 or more;

    2. a monthly payment, which will change each month, equal to one-
twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

    3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

    Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption.

    Retirement plan accounts may be subject to a fee imposed by the Plan
Custodian for use of the Service.

    If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service.

    The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease.
When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

    You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The
Fund can also terminate the Service by notifying you in writing.

    After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Redemptions

    The Prospectus gives information as to redemption procedures.
Redemption payments are made within seven days from receipt of request, unless delayed because of emergency conditions determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities.
Payment for redemptions of shares of the Corporation may be made in portfolio securities when the Corporation's Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring
NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Corporation, however, has elected to be governed by
Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

    Each Fund offers a one-time reinvestment privilege that allows you to reinvest all or part of any amount of Class A shares you redeem from the
Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares of the Fund at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within
45 days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received.
You can do this only once as to Class A shares of the Fund.

    There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest all or part of any amount of the shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares  at the NAV next calculated after you have returned the amount. Your written request to do this must be received within 45 days after your redemption request was received. You can do this only once as to Class B, Class C and Class A shares of a Fund. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

    Each Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The
Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                      DIRECTORS AND OFFICERS

    The day-to-day affairs of the Corporation are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the
Corporation and for overseeing overall performance of the selected experts.
It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with
Waddell & Reed, Inc.

    The principal occupation during the past five years of each Director and officer of the Corporation is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Corporation's Board of
Directors. The other persons are officers of the Corporation but are not members of the Board of Directors. For purposes of this section, the term
Fund Complex includes each of the registered investment companies in the
Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc.
Each of the Corporation's Directors is also a Director of each of the other funds in the Fund Complex and each of its officers is also an officer of one or more of the funds in the Fund Complex.

KEITH A. TUCKER*
    Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief
Executive Officer and Director of Waddell & Reed Financial, Inc.;
President, Chairman of the Board of Directors, Director and Chief Executive
Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board
of Directors and Director of WRIMCO, Waddell & Reed, Inc. and Waddell &
Reed Services Company; formerly, President of each of the funds in the Fund
Complex; formerly, Chairman of the Board of Directors of Waddell & Reed
Asset Management Company, a former affiliate of Waddell & Reed Financial,
Inc. Date of birth:  February 11, 1945.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
    Dean and Professor of Law, Washburn University School of Law;
Director, AmVestors CBO II Inc. Date of birth:  October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
    President of JoDill Corp., an agricultural company; President and
Director of Dillingham Enterprises Inc.; formerly, Director and consultant,
McDougal Construction Company; formerly, Instructor at Central Missouri
State University; formerly, Member of the Board of Police Commissioners,
Kansas City, Missouri; formerly, Senior Vice President-Sales and Marketing of Garney Companies, Inc., a specialty utility contractor. Date of birth:
January 9, 1939.

DAVID P. GARDNER
263 West 3rd Avenue
San Mateo, California  94402
    Chairman and Chief Executive Officer of George S. and Delores Dor'e
Eccles Foundation; Director of First Security Corp., a bank holding company, and Director of Fluor Corp., a company with interests in coal;
formerly, President of Hewlett Foundation. Date of birth:  March 24, 1933.

LINDA K. GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas  66606
    First Lady of Kansas; formerly, Partner, Levy and Craig, P.C., a law firm. Date of birth:  July 29, 1953.

JOSEPH HARROZ, JR.
125 South Creekdale Drive
Norman, Oklahoma  73072
    General Counsel of the Board of Regents at the University of Oklahoma;
Adjunct Professor of Law at the University of Oklahoma College of Law;
Managing Member, Harroz Investments, L.L.C.; formerly, Vice President for
Executive Affairs of the University of Oklahoma; formerly, Attorney with
Crowe & Dunlevy, a law firm. Date of birth:  January 17, 1967.

JOHN F. HAYES
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
    Director of Central Bank and Trust; Director of Central Financial
Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a
law firm; formerly, President of Gilliland & Hayes, P.A.; formerly,
Director of Central Properties, Inc. Date of birth:  December 11, 1919.

ROBERT L. HECHLER*
    President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Executive Vice President, Chief Operating
Officer and Director of Waddell & Reed Financial, Inc.; Executive Vice
President, Chief Operating Officer, Director and Treasurer of Waddell &
Reed Financial Services, Inc.; Executive Vice President, Principal
Financial Officer, Director and Treasurer of WRIMCO; President, Chief
Executive Officer, Principal Financial Officer, Director and Treasurer of
Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Services
Company; Chairman of the Board of Directors, Chief Executive Officer,
President and Director of Fiduciary Trust Company of New Hampshire, an
affiliate of Waddell & Reed, Inc.; Director of Legend Group Holdings, LLC,
Legend Advisory Corporation, Legend Equities Corporation, Advisory Services
Corporation, The Legend Group, Inc. and LEC Insurance Agency, Inc.,
affiliates of Waddell & Reed Financial, Inc.; formerly, Vice President of each of the funds in the Fund Complex; formerly, Director and Treasurer of
Waddell & Reed Asset Management Company; formerly, President of Waddell &
Reed Services Company. Date of birth:  November 12, 1936.

HENRY J. HERRMANN*
    Vice President of the Fund and each of the other funds in the Fund
Complex; President, Chief Investment Officer, and Director of Waddell &
Reed Financial, Inc.; Executive Vice President, Chief Investment Officer
and Director of Waddell & Reed Financial Services, Inc.; Director of
Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment
Officer and Director of WRIMCO; Chairman of the Board of Directors of
Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; formerly,
President, Chief Executive Officer, Chief Investment Officer and Director
of Waddell & Reed Asset Management Company. Date of birth:  December 8,
1942.

GLENDON E. JOHNSON
13635 Deering Bay Drive
Unit 284
Miami, Florida  33158
    Retired; formerly, Director and Chief Executive Officer of John Alden
Financial Corporation and its subsidiaries. Date of birth:  February 19,
1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California  92118
    Retired; formerly, Chairman of the Board of Directors and President of
each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President,
Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.;
formerly, Chairman of the Board of Directors of Waddell & Reed Services
Company. Date of birth:  April 27, 1928.

RONALD C. REIMER
2601 Verona Road
Mission Hills, Kansas  66208
    Retired. Co-founder and teacher at Servant Leadership School of Kansas
City; Director and Vice President of Network Rehabilitation Services; Board
Member, Member of Executive Committee and Finance Committee of Truman
Medical Center; formerly, Employment Counselor and Director of McCue-Parker
Center. Date of birth:  August 3, 1934.

FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
    Shareholder, Polsinelli, Shalton & Welte, a law firm; Director of
Columbian Bank and Trust. Date of birth:  April 9, 1953.

ELEANOR B. SCHWARTZ
1213 West 95th Court, Chartwell 4
Kansas City, Missouri  64114
    Professor of Business Administration, University of Missouri-Kansas
City; formerly, Chancellor, University of Missouri-Kansas City. Date of
birth:  January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
    Retired. Date of birth:  August 7, 1935.

Daniel C. Schulte
    Vice President, Assistant Secretary and General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice
President, Secretary and General Counsel of Waddell & Reed Financial
Services Company, Waddell & Reed, Inc., WRIMCO and Waddell & Reed Services
Company; Secretary and Director of Fiduciary Trust Company of New
Hampshire, an affiliate of Waddell & Reed, Inc.; formerly, Assistant
Secretary of Waddell & Reed Financial, Inc.; formerly, an attorney with
Klenda, Mitchell, Austerman & Zuercher, L.L.C. Date of birth:  December 8,
1965.

Kristen A. Richards
    Vice President, Secretary and Associate General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President and
Associate General Counsel of WRIMCO; formerly, Assistant Secretary of the
Fund and each of the other funds in the Fund Complex; formerly, Compliance
Officer of WRIMCO. Date of birth:  December 2, 1967.

Theodore W. Howard
    Vice President, Treasurer and Principal Accounting Officer of the Fund
and each of the other funds in the Fund Complex; Vice President of Waddell
& Reed Services Company. Date of birth:  July 18, 1942.

James C. Cusser
    Vice President of the Corporation and two other funds in the Fund
Complex; Vice President of WRIMCO. Date of birth:  May 30, 1949.

Antonio Intagliata
    Vice President of the Corporation; Senior Vice President of WRIMCO;
formerly, Senior Vice President of Waddell & Reed, Inc. Date of birth:
February 7, 1938.

James D. Wineland
    Vice President of the Corporation and two other funds in the Fund
Complex; Vice President of WRIMCO; formerly, Vice President of Waddell &
Reed Asset Management Company; formerly, Vice President of Waddell & Reed,
Inc. Date of birth:  September 25, 1951.

    The address of each person is 6300 Lamar Avenue, P. O. Box 29217,
Shawnee Mission, Kansas  66201-9217 unless a different address is given.

    The Directors who may be deemed to be interested persons as defined in the 1940 Act of the Corporation's underwriter, Waddell & Reed, Inc., or of
WRIMCO are indicated as such by an asterisk.

    The Board of Directors has created an honorary position of Director
Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Corporation. Messrs. Henry L. Bellmon, Jay
B. Dillingham, Doyle Patterson, Ronald K. Richey and Paul S. Wise retired as Directors of the Corporation and of each of the funds in the Fund
Complex, and each serves as Director Emeritus.

    The funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc.
and W&R Funds, Inc. pay to each Director, effective October 1, 1999, an annual base fee of $50,000, plus $3,000 for each meeting of the Board of
Directors attended and effective January 1, 2000, an annual base fee of
$52,000 plus $3,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and $500 for each committee meeting attended which is not in conjunction with a Board of
Directors meeting, other than Directors who are affiliates of Waddell &
Reed, Inc. (Prior to October 1, 1999, the funds in the Waddell & Reed
Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. paid to each
Director an annual base fee of $48,000 plus $2,500 for each meeting of the
Board of Directors attended.)  The fees to the Directors are divided among the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and
W&R Funds, Inc. based on the funds' relative size.

                        Compensation Table

                               Total
                             Aggregate          Compensation
                            Compensation      From Corporation
                                From              and Fund
Director                     Corporation+         Complex*+
--------                     ------------        ------------

Robert L. Hechler             $     0             $     0
Henry J. Herrmann                   0                   0
Keith A. Tucker                     0                   0
James M. Concannon             30,149              63,500
John A. Dillingham             30,149              63,500
David P. Gardner               30,149              63,500
Linda K. Graves                30,149              63,500
Joseph Harroz, Jr.             30,149              63,500
John F. Hayes                  30,149              63,500
Glendon E. Johnson             30,149              63,500
William T. Morgan              30,149              63,500
Ronald C. Reimer               28,620              60,250
Frank J. Ross, Jr.             30,149              63,500
Eleanor B. Schwartz            30,149              63,500
Frederick Vogel III            30,149              63,500

+Bond Fund has changed its fiscal year-end from December 31 (the year-end for the Corporation's other series) to September 30; because Bond Fund's most recent fiscal year data are for a nine-month period, the data in this table show the compensation received by the Corporation's Directors during the twelve months ended September 30, 2000.
*No pension or retirement benefits have been accrued as a part of Fund expenses.

    The officers are paid by WRIMCO or its affiliates.

Shareholdings

    As of November 30, 2000, all of the Corporation's Directors and
officers as a group owned less than 1% of the outstanding shares of any
Fund. The following table sets forth information with respect to each Fund, as of November 30, 2000, regarding the ownership of that Fund's shares.

                                      Shares owned
Name and Address                       Beneficially
of Beneficial Owner        Class       or of Record     Percent
-------------------        -----       ------------     -------

Fiduciary Trust Co       Bond Fund
 NH Cust                  Class C       19,346            6.83%
IRA Rollover
FBO Norma K Skooglund
112 Laurel Ct
Pittsburgh PA 15202-1100

Elizabeth W Daugherty    Bond Fund
11279 Taylor Draper        Class C       21,771            7.68%
 LN #104
Austin TX 78759-3953

UMBSC & Co               Core Investment Fund
FBO Interstate Brands      Class Y    3,241,241           13.67%
Unit Elect-Equity
P O Box 419260
Kansas City MO 64141-6260

The Northern Trust       Core Investment Fund
 Company Ttee              Class Y   14,565,768           61.44%
FBO USX Corporation
 Savings Plan
P O Box 92956
Chicago IL 60675-2956

Kenneburt & Co           Science and Technology Fund
P O Box 11426              Class Y      524,550           31.15%
Birmingham AL 35202-1426
                        Bond Fund
                           Class Y       80,589           14.09%

Fiduciary Trust Co       Accumulative Fund
 NH Tr                    Class Y       32,135            5.85%
CMPP Okanogan Cnty
 Hosp Dist 3            Bond Fund
FBO Unallocated Assets     Class Y       89,298           15.61%
Qualified Plan
P O Box 793
Omak WA 98841-0793

William L Madison        Accumulative Fund
 Trustee                   Class Y       31,231            5.69%
CPSP Johnson Madison Lmb Co
FBO Unallocated Assets   Bond Fund
Qualified Profit           Class Y       31,476            5.50%
 Sharing Plan
2813 5th Ave S
Great Falls MT 59405-3142

Columbia Valley          Bond Fund
 Community Health          Class Y       34,013            5.95%
 Services
Money Purchase Plan & Trust
600 Orondo Ave
Wenatchee WA 98801-2800

John L Green & Edward    Bond Fund
 F Brennan Tr             Class Y       73,490           12.85%
Midwestern Teamsters Health
 and Welfare Fund Pension
 Plan
c/o Cynthia L Martineau
2160 S Forter Ave
Wheeling IL 60090-6507

Compass Bank Tr          Science and Technology Fund
Profit Sharing Plan        Class Y       17,559           27.78%
FBO Torchmark Corp Savings
 & Investment Plan      Accumulative Fund
Attn:  Wayne Laugevin      Class Y      174,068           31.71%
15 29th St S Fl 8
Birmingham Al 35233-2000 Bond Fund
                           Class Y       49,606            8.67%

Waddell & Reed           Accumulative Fund
 Investment Management     Class Y       69,862           12.73%
DCA Account
Attn:  Ty Towery         Bond Fund
P O Box 29217              Class Y       57,412           10.04%
Shawnee Mission KS  66201-9217

Waddell & Reed           Core Investment Fund
 Financial Inc.            Class Y    1,505,983            6.35%
401(k) and Thrift Plan
6300 Lamar Avenue        Science and Technology Fund
Overland Park KS  66201    Class Y      408,177           24.24%

                        Accumulative Fund
                           Class Y      224,200           40.84%

                        Bond Fund
                           Class Y       85,997           15.03%

                     PAYMENTS TO SHAREHOLDERS

General

    There are three sources for the payments a Fund makes to you as a shareholder of a class of shares of that Fund, other than payments when you redeem your shares. The first source is net investment income, which is derived from the dividends, interest and earned discount on the securities the Fund holds less expenses (which will vary by class). The second source is net realized capital gains, which are derived from the proceeds received from the Fund's sale of securities at a price higher than the Fund's tax basis (usually cost) in such securities, less losses from sales of securities at a price lower than the Fund's basis therein; these gains can be either long-term or short-term, depending on how long the Fund has owned the securities before it sells them. The third source is net realized gains from foreign currency transactions. The payments made to shareholders from net investment income, net short-term capital gains and net realized gains from certain foreign currency transactions are called dividends.

    Each Fund pays distributions from net capital gains (the excess of net long-term capital gains over net short-term capital losses). A Fund may or may not have such gains, depending on whether securities are sold and at what price. If a Fund has net capital gains, it will pay distributions once each year, in the latter part of the fourth calendar quarter, except to the extent it has net capital losses carried over from a prior year or years to offset the gains.

    Income and expenses are earned and incurred separately by each Fund, and gains and losses on portfolio transactions of each Fund are attributable only to that Fund. For example, capital losses realized by one
Fund would not affect capital gains realized by another Fund.

Choices You Have on Your Dividends and Distributions

    On your application form, you can give instructions that (1) you want cash for your dividends and/or distributions or (2) you want your dividends and/or distributions paid in shares of the Fund of the same class as that with respect to which they were paid. However, a total dividend and/or distribution amount less than five dollars will be automatically paid in shares of the Fund of the same class as that with respect to which they were paid. You can change your instructions at any time. If you give no instructions, your dividends and distributions will be paid in shares of the Fund of the same class as that with respect to which they were paid.
All payments in shares are at NAV without any sales charge. The NAV used for this purpose is that computed as of the record date for the dividend or distribution, although this could be changed by the Directors.

    Even if you receive dividends and distributions on Class A shares in cash, you can thereafter reinvest them (or distributions only) in Class A shares of that Fund at NAV (i.e., no sales charge) next calculated after receipt by Waddell & Reed, Inc., of the amount clearly identified as a reinvestment. The reinvestment must be within 45 days after the payment.

                              TAXES

General

    Each Fund (which is treated as a separate entity for these purposes)
has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. With respect to each Fund, these requirements include the following:  (1) the Fund must derive at least 90%
of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies
(Income Requirement); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement); and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than
U.S. Government securities or the securities of other RICs) of any one issuer.

    If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (b) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains  as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

    Dividends and distributions declared by a Fund in October, November or
December of any year and payable to its shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year even if they are paid by the Fund during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that
December 31 falls.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares.
Investors also should be aware that if shares are purchased shortly before the record date for a dividend or distribution, the investor will receive some portion of the purchase price back as a taxable dividend or distribution.

    Each Fund will be subject to a nondeductible 4% excise tax (Excise
Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise
Tax.

Income from Foreign Securities

    Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    The Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:  (1) at least 75% of its gross income is passive or (2) an average of at least 50%
of its assets produce, or are held for the production of, passive income.
Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax
-- even if those earnings and gain were not distributed to the Fund by the
QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    A Fund may elect to mark to market its stock in any PFIC. Marking-to-
market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss)
the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the
Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

    Gains or losses (1) from the disposition of foreign currencies including forward currency contracts, (2) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Options, Futures and Forward Currency Contracts and Foreign
Currencies

    The use of hedging and option income strategies, such as writing
(selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

    Any income a Fund earns from writing options is treated as short-term capital gain. If a Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by a Fund lapses without being exercised, the premium it received also will be a short-term capital gain.
If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

    Certain options, futures contracts and forward currency contracts in which a Fund may invest may be section 1256 contracts. Section 1256 contracts held by the Fund at the end of its taxable year, other than contracts subject to a mixed straddle election made by the Fund, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. 60% of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance are treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and other purposes. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

    Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. That section defines a straddle as offsetting positions with respect to personal property; for these purposes, options, futures contracts and forward currency contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section
1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

    If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument
(other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Zero Coupon and Payment-in-Kind Securities

    The Funds may acquire zero coupon or other securities issued with OID.
As the holder of those securities, the Fund must include in its income the
OID that accrues on the securities during the taxable year, even if the
Fund receives no corresponding payment on the securities during the year.
Similarly, a Fund must include in its gross income securities it receives as interest on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a
Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.
Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

               PORTFOLIO TRANSACTIONS AND BROKERAGE

    One of the duties undertaken by WRIMCO pursuant to the Management
Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the managers will frequently place concurrent orders for all or most accounts for which each manager has responsibility or WRIMCO may otherwise combine orders for a Fund with those of other funds in the Waddell & Reed
Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO),
WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b)
within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the fund's or advisory account's investments strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

    In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

    To effect the portfolio transactions of a Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which WRIMCO has investment discretion.

    Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1)
advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

    The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

    The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

    Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of
WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in a Fund's portfolio or being considered for purchase.
The Corporation may also use its brokerage to pay for pricing or quotation services to value securities.

    The table below sets forth the brokerage commissions paid by each of the Funds during the fiscal years ended December 31, 1999, 1998 and 1997.
These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

                              1999        1998         1997
                       -----------  ----------   ----------
Accumulative
  Fund ...............  $12,704,046 $10,437,061  $ 8,215,119
Bond Fund.............            0           0            0
Core Investment Fund..    6,743,644   5,534,850    4,447,377
Science and
  Technology Fund ....      935,732     777,363      968,118
                        -----------  ----------   ----------
Total.................  $20,383,422 $16,749,274  $13,630,614
                        ===========  ==========   ==========

For the period from December 31, 1999 through September 30, 2000, Bond Fund paid no brokerage commissions.

    The next table shows for each of the Funds' last fiscal year the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                          Amount of    Brokerage
                                       Transactions  Commissions
                                     --------------   ----------
Accumulative Fund.................... $ 9,309,404,676  $10,805,068
Bond Fund............................            ---          ---
Core Investment Fund.................  4,662,650,474    5,077,031
Science and Technology Fund..........   796, 709,920      744,798
                                    ---------------  -----------
 Total ............................. $14,768,765,070  $16,626,897
                                    ===============  ===========

    As of December 31, 1999, Waddell & Reed Advisors Accumulative Fund
owned securities of Citigroup Inc. in the amount of $55,562,500. Citigroup
Inc. is a regular broker of the Fund. As of December 31, 1999, Waddell &
Reed Advisors Bond Fund owned securities of Salomon Inc. in the amount of
$5,162,700. Salomon Inc. is a regular broker of the Fund. As of December
31, 1999, Waddell & Reed Advisors Core Investment Fund owned securities of
Citigroup Inc. in the amount of $127,099,219. Citigroup Inc. is a regular broker of the Fund.

    The Corporation, WRIMCO and Waddell & Reed, Inc. have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

                          OTHER INFORMATION

The Shares of the Four Funds

    The shares of each of the four Funds represents an interest in that
Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

    Each Fund offers four classes of its shares:  Class A, Class B, Class
C and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differ as follows:  each class of shares has exclusive voting rights on matters appropriately limited to that class;
Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a
CDSC; Class B and Class C are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; and Class Y shares, which are designated for institutional investors, have no sales charge nor ongoing distribution and/or service fee; each class may bear differing amounts of certain class-
specific expenses; and each class has a separate exchange privilege. The
Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of
Class B shares and Class C shares are expected to be lower than for Class A shares of the same Fund, which in turn are expected to be lower than for
Class Y shares of that Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Shares are fully paid and nonassessable when purchased.

    The Corporation does not hold annual meetings of shareholders;
however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

    Each share (regardless of class) has one vote. All shares of each of the Funds vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class.

    Each share of each Fund (regardless of class) is entitled to one vote.
On certain matters such as the election of Directors, all shares of all of the four Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management
Agreement for the other Funds.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.10%
Procter & Gamble Company (The),
  8.0%, 9-1-24...........................  $ 10,000    $10,589,000

Communication - 4.95%
BellSouth Capital Funding Corporation,
  7.875%, 2-15-30........................     1,875      1,934,156
BellSouth Telecommunications, Inc.,
  5.85%, 11-15-45........................     3,000      2,995,710
Cox Trust II,
  7.0%, 8-16-04..........................     2,500      2,471,025
Deutsche Telekom International Finance B.V.,
  8.25%, 6-15-30.........................     4,000      4,104,520
Jones Intercable, Inc.,
  9.625%, 3-15-02........................     2,500      2,571,375
Koninklijke KPN N.V.:
  8.0%, 10-1-10 (A)......................     2,000      2,012,500
  8.375%, 10-1-30 (A)....................     1,000      1,010,000
Tele-Communications, Inc.,
  8.35%, 2-15-05.........................     7,500      7,836,900
  Total..................................               24,936,186

Depository Institutions - 10.00%
AmSouth Bancorporation,
  6.75%, 11-1-25.........................     6,500      6,273,540
Chevy Chase Savings Bank, F.S.B.,
  9.25%, 12-1-05.........................     1,500      1,411,875
First Union Corporation:
  6.824%, 8-1-26.........................     7,500      7,313,325
  6.55%, 10-15-35........................     4,500      4,364,775
ING Groep N.V.,
  5.5%, 5-11-05 (B)......................  EUR4,000      3,516,880
Kansallis-Osake-Pankki,
  10.0%, 5-1-02..........................    $6,000      6,245,880
NationsBank Corporation,
  8.57%, 11-15-24........................     5,000      5,353,400
SouthTrust Bank of Alabama, National Association,
  7.69%, 5-15-25.........................     9,750      9,881,333
Sovereign Bancorp, Inc.,
  8.0%, 3-15-03..........................     2,000      1,907,500
Wachovia Corporation,
  6.605%, 10-1-25........................     4,250      4,140,307
  Total..................................               50,408,815

            See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                              Principal
                                              Amount in
                                              Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 6.10%
California Infrastructure and Economic Development
  Bank, Special Purpose Trust:
  PG&E-1,
  6.42%, 9-25-08.........................    $5,000     $4,912,850
  SCE-1,
  6.38%, 9-25-08.........................     5,000      4,914,050
Cleveland Electric Illuminating Co. (The),
  9.5%, 5-15-05..........................     4,000      4,055,560
Entergy Arkansas, Inc.,
  7.5%, 8-1-07...........................     3,750      3,699,113
Korea Electric Power Corporation,
  6.375%, 12-1-03........................     2,500      2,417,525
Niagara Mohawk Power Corporation,
  7.375%, 7-1-03.........................     4,159      4,169,558
TXU Eastern Funding Company,
  6.45%, 5-15-05.........................     3,250      3,074,532
Union Electric Co.,
  8.25%, 10-15-22........................     3,500      3,514,735
  Total..................................               30,757,923

Electronic and Other Electric Equipment - 1.81%
Motorola, Inc.,
  8.4%, 8-15-31..........................     8,500      9,125,430

Finance, Taxation and Monetary Policy - 0.48%
Banco Nacional de Comercio Exterior, S.N.C.,
  7.25%, 2-2-04..........................     2,500      2,420,000

Food and Kindred Products - 2.17%
Anheuser-Busch Companies, Inc.,
  7.0%, 9-1-05...........................     3,000      2,967,900
Coca-Cola Enterprises Inc.,
  6.7%, 10-15-36.........................     5,500      5,439,555
Coca-Cola FEMSA, S.A. de C.V.,
  8.95%, 11-1-06.........................     2,500      2,512,500
  Total..................................               10,919,955

General Merchandise Stores - 1.10%
Fred Meyer, Inc.,
  7.45%, 3-1-08..........................     5,750      5,559,330

Health Services - 1.28%
HCA - The Healthcare Company,
  8.75%, 9-1-10..........................     1,500      1,530,420
Tenet Healthcare Corporation,
  7.875%, 1-15-03........................     5,000      4,937,500
  Total..................................                6,467,920

             See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                           Principal
                                           Amount in
                                           Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 2.39%
Bay Apartment Communities, Inc.,
  6.5%, 1-15-05..........................    $3,000     $2,865,630
GRUMA, S.A. de C.V.,
  7.625%, 10-15-07.......................     3,500      2,791,250
NBD Bank, National Association,
  8.25%, 11-1-24.........................     6,000      6,381,060
  Total..................................               12,037,940

Industrial Machinery and Equipment - 1.17%
Coltec Industries Inc.,
  7.5%, 4-15-08..........................     2,500      2,423,225
International Business Machines Corporation,
  5.375%, 3-31-05 (B)....................  EUR4,000      3,491,018
  Total..................................                5,914,243

Insurance Carriers - 0.01%
Reliance Group Holdings, Inc.,
  9.0%, 11-15-00.........................    $  150         48,000

Nondepository Institutions - 8.39%
Asset Securitization Corporation,
  7.49%, 4-14-29.........................     6,000      6,106,260
CHYPS CBO 1997-1 Ltd.,
  6.72%, 1-15-10 (A).....................     8,500      7,964,755
Equicon Loan Trust,
  7.3%, 2-18-13..........................     4,240      4,224,404
General Motors Acceptance Corporation:
  5.5%, 2-2-05 (B).......................  EUR3,750      3,255,537
  8.875%, 6-1-10.........................    $5,500      5,972,395
IMC Home Equity Loan Trust,
  6.9%, 1-20-22..........................     4,500      4,476,060
Norse CBO, Ltd. and Norse CBO, Inc.,
  6.515%, 8-13-10 (A)....................     3,750      3,500,137
Residential Asset Securities Corporation,
  8.0%, 10-25-24.........................     1,875      1,876,918
Westinghouse Electric Corporation,
  8.875%, 6-14-14........................     4,500      4,921,335
  Total..................................               42,297,801

Oil and Gas Extraction - 1.82%
Mitchell Energy & Development Corp.,
  9.25%, 1-15-02.........................       165        167,330
Ocean Energy, Inc.,
  8.375%, 7-1-08.........................     3,500      3,482,500

            See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                           Principal
                                           Amount in
                                           Thousands    Value
CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction (Continued)
Oryx Energy Company,
  10.0%, 4-1-01..........................    $3,500     $3,540,600
Pemex Finance Ltd.,
  5.72%, 11-15-03........................     2,031      1,971,206
  Total..................................                9,161,636

Paper and Allied Products - 2.06%
Canadian Pacific Forest Products Ltd.,
  9.25%, 6-15-02.........................     4,500      4,586,355
Champion International Corporation,
  6.4%, 2-15-26..........................     6,100      5,825,500
  Total..................................               10,411,855

Petroleum and Coal Products - 1.15%
Pemex Finance Ltd. and Petroleos Mexicanos,
  9.03%, 2-15-11 (A).....................     1,750      1,828,050
YPF Sociedad Anoima,
  8.0%, 2-15-04..........................     4,000      3,980,600
  Total..................................                5,808,650

Printing and Publishing - 1.20%
Quebecor Printing Capital Corporation,
  6.5%, 8-1-27...........................     6,500      6,052,150

Railroad Transportation - 0.98%
CSX Corporation,
  6.95%, 5-1-27..........................     5,000      4,960,750

Security and Commodity Brokers - 1.07%
Salomon Inc.,
  3.65%, 2-14-02.........................     5,000      5,373,450

Stone, Clay and Glass Products - 1.70%
Cemex, S.A. de C.V.,
  9.5%, 9-20-01..........................     3,500      3,556,875
Owens-Illinois, Inc.,
  7.15%, 5-15-05.........................     3,250      2,970,923
USG Corporation,
  9.25%, 9-15-01.........................     2,000      2,023,840
  Total..................................                8,551,638

Transportation Equipment - 0.08%
Federal-Mogul Corporation,
  7.75%, 7-1-06..........................     1,000        390,000

Transportation Services - 0.22%
TOLLROAD INVESTMENT PARTNERSHIP
  SERIES II,
  0.0%, 2-15-09 (A)......................     2,000      1,102,500
          See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                           Principal
                                           Amount in
                                           Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
United States Postal Service - 0.31%
Postal Square Limited Partnership,
  6.5%, 6-15-22..........................   $ 1,667     $1,578,865

TOTAL CORPORATE DEBT SECURITIES - 52.54%
$264,874,037
(Cost: $272,328,444)

OTHER GOVERNMENT SECURITIES
Canada - 5.80%
Hydro-Quebec:
  8.05%, 7-7-24..........................     9,000      9,577,890
  8.4%, 3-28-25..........................     5,150      5,596,505
Province de Quebec:
  5.67%, 2-27-26.........................     9,200      9,144,708
  6.29%, 3-6-26..........................     5,000      4,951,450
  Total..................................               29,270,553

Korea - 0.50%
Korea Development Bank (The),
  7.9%, 2-1-02...........................     2,500      2,510,150

Supranational - 1.10%
Inter-American Development Bank,
  8.4%, 9-1-09...........................     5,000      5,531,850

TOTAL OTHER GOVERNMENT SECURITIES - 7.40%              $37,312,553

(Cost: $36,500,082)

UNITED STATES GOVERNMENT SECURITIES
Federal Home Loan Mortgage Corporation:
  7.5%, 2-15-07..........................     3,662      3,668,702
  6.5%, 9-25-18..........................     2,000      1,945,000
  7.0%, 1-15-19..........................     2,000      1,992,500
  7.5%, 4-15-19..........................     9,285      9,293,239
  6.25%, 1-15-21.........................    12,000     11,737,440
  6.5%, 8-15-28..........................     1,950      1,856,371
  7.5%, 3-15-29..........................     4,000      3,986,240
  7.5%, 9-15-29..........................     1,616      1,581,081
  9.0%, 7-1-30 ..........................     6,799      7,049,889
Federal National Mortgage Association:
  8.25%, 11-1-04.........................     1,802      1,811,179
  7.0%, 7-25-06..........................     5,308      5,286,156
  6.09%, 4-1-09..........................     4,425      4,186,389
  0.0%, 2-12-18..........................     4,500      1,374,390
  7.0%, 9-25-20..........................     2,000      1,989,360
  6.5%, 8-25-21..........................     2,500      2,431,250
  7.0%, 8-25-21..........................    10,000      9,925,000
  7.0%, 6-1-24...........................     5,550      5,435,932
  6.0%, 12-1-28..........................     6,257      5,842,167
          See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                            Principal
                                            Amount in
                                            Thousands    Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Government National Mortgage Association:
  7.5%, 7-15-23..........................   $ 2,498   $  2,511,328
  7.5%, 12-15-23.........................     2,814      2,828,824
  8.0%, 9-15-25..........................     3,834      3,920,525
  7.0%, 7-20-27..........................       230        225,899
  7.0%, 9-20-27..........................     3,692      3,618,971
  7.5%, 7-15-29..........................     4,293      4,305,345
  7.75%, 10-15-31........................     1,952      1,977,067
Tennessee Valley Authority,
  5.88%, 4-1-36..........................     5,500      5,313,990
United States Department of Veterans Affairs,
  Guaranteed Remic Pass-Through Certificates,
  Vendee Mortgage Trust:
  1998-1 Class 2-B,
  7.0%, 6-15-19..........................       750        746,947
  1999-2 Class 1-B,
  6.5%, 7-15-19..........................     5,500      5,345,285
  1999-2 Class 3-B,
  6.5%, 2-15-20..........................     4,000      3,895,000
  2000-1 Class 2-C,
  7.25%, 11-15-21........................     2,250      2,226,780
  2000-2 Class 2-D,
  7.5%, 9-15-26..........................     4,500      4,557,645
United States Treasury:
  7.5%, 2-15-05..........................    10,000     10,601,600
  6.5%, 8-15-05..........................    14,750     15,121,110
  7.0%, 7-15-06..........................     7,000      7,358,750
  11.25%, 2-15-15........................    10,250     15,237,240
  6.125%, 11-15-27.......................     5,000      5,046,100

TOTAL UNITED STATES GOVERNMENT
SECURITIES - 34.96%                                   $176,230,691
(Cost: $177,012,854)

TOTAL SHORT-TERM SECURITIES - 1.75%                   $  8,813,000
(Cost: $8,813,000)

TOTAL INVESTMENT SECURITIES - 96.65%                  $487,230,281
(Cost: $494,654,380)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.35%
16,879,034

NET ASSETS - 100.00%
$504,109,315

          See Notes to Schedule of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

Notes to Schedule of Investments

(A)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $17,417,942 or 3.46% of net assets.

(B)  Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
Investment securities -- at value
  (Notes 1 and 3)................................       $487,230
Cash .........................................                 1
Receivables:
  Fund shares sold...............................         14,678
  Dividends and interest.........................          6,679
Prepaid insurance premium .......................             16
                                                        --------
   Total assets .................................        508,604
                                                     --------
Liabilities
Payable for investment securities purchased .....          2,997
Payable to Fund shareholders ....................          1,233
Accrued transfer agency and dividend
  disbursing (Note 2)............................             92
Accrued service fee (Note 2) ....................             90
Accrued distribution fee (Note 2) ...............             14
Accrued management fee (Note 2) .................             14
Accrued accounting services fee (Note 2) ........              6
Other  ........................................               49
                                                        --------
   Total liabilities ............................          4,495
                                                        --------
     Total net assets............................       $504,109
                                                        ========
Net Assets
$1.00 par value capital stock
  Capital stock..................................       $ 83,850
  Additional paid-in capital.....................        448,437
Accumulated undistributed income (loss):
  Accumulated undistributed net investment income            433
  Accumulated undistributed net realized
   loss on investment transactions ..............        (21,175)
  Net unrealized depreciation in value of
   investments ..................................         (7,436)
                                                        --------
   Net assets applicable to outstanding
     units of capital............................       $504,109
                                                        ========
Net asset value per share (net assets divided
by shares outstanding)
Class A .........................................          $6.01
Class B .........................................          $6.01
Class C .........................................          $6.01
Class Y .........................................          $6.01
Capital shares outstanding
Class A .........................................         81,961
Class B .........................................          1,130
Class C .........................................            230
Class Y .........................................            529
Capital shares authorized.........................        240,000
                  See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF OPERATIONS
(In Thousands)

                                          For the       For the
                                           fiscal     fiscal year
                                        period ended     ended
                                       September 30,  December 31,
                                            2000          1999
                                       -------------  -----------
Investment Income

Interest and amortization (Note 1B) ..       25,888       35,757
                                            -------      -------
Expenses (Note 2):
  Investment management fee...........        1,940        2,525
  Service fee:
   Class A ...........................          843        1,246
   Class B ...........................            8            1
   Class C ...........................            1          ---*
  Transfer agency and dividend disbursing:
   Class A ...........................          750        1,008
   Class B ...........................           10            1
   Class C ...........................            2          ---*
  Distribution fee:
   Class A ...........................           60           76
   Class B ...........................           24            2
   Class C ...........................            4          ---*
  Accounting services fee.............           46           61
  Audit fees..........................           15           16
  Custodian fees......................           12           17
  Legal fees..........................            3            5
  Shareholder servicing - Class Y.....            3            4
  Other...............................           82          131
                                            -------      -------
   Total expenses ....................        3,803        5,093
                                            -------      -------
     Net investment income............       22,085       30,664
                                            -------      -------
Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
Realized net loss on securities ......       (2,091)        (593)
Realized net loss on foreign
  currency transactions...............          (17)         ---
                                            -------      -------
  Realized net loss on investments....       (2,108)        (593)
Unrealized appreciation (depreciation)
  in value of securities
  during the period...................        5,399      (36,307)
                                            -------      -------
   Net gain (loss) on investments ....        3,291      (36,900)
                                            -------      -------
     Net increase (decrease) in
      net assets resulting
      from operations ................      $25,376     $ (6,236)
                                            =======      =======
*Not shown due to rounding.
                 See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

                                     For the     For the fiscal
                                     fiscal        year ended
                                  period ended  December 31,
                                  September 30,
                                                -----------------
                                      2000        1999      1998
                                    ---------    ------    ------

Increase (decrease) in Net Assets
 Operations:
    Net investment income.........    $22,085  $ 30,664  $ 31,745
    Realized net gain (loss)
      on investments .............     (2,108)      (593)   4,756
    Unrealized appreciation
      (depreciation) .............      5,399    (36,307)   1,500
                                     --------  --------  --------
      Net increase (decrease) in net
         assets resulting
         from operations..........     25,376    (6,236)   38,001
                                     --------  --------  --------
 Distributions to shareholders
    from net investment income (Note 1D):*
    Class A.......................    (21,557)  (30,472)  (31,553)
    Class B.......................       (158)       (9)      ---
    Class C.......................        (28)       (1)      ---
    Class Y.......................       (129)     (148)     (359)
                                     --------  --------  --------
                                      (21,872)  (30,630)  (31,912)
                                     --------  --------  --------
 Capital share transactions (Note 5)   (4,889)  (14,788)   22,363
                                     --------  --------  --------
    Total increase (decrease) ....     (1,385)  (51,654)   28,452
Net Assets
 Beginning of period .............    505,494   557,148   528,696
                                     --------  --------  --------
 End of period ...................   $504,109  $505,494  $557,148
                                     ========  ========  ========
    Undistributed net investment
      income .....................       $433      $237      $203
                                         ====      ====      ====

            *See "Financial Highlights" on pages  - .

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                         For the
                     fiscal period  For the fiscal year ended December 31,
                         ended    --------------------------------------
                        9/30/00     1999   1998    1997   1996    1995
                        ----------   -----  -----   -----  ----------
Net asset value,
beginning of period      $5.97  $6.39   $6.32  $6.14   $6.34    $5.62
                          ----    ----   ----    ----   ----     ----
Income (loss) from investment
operations:
Net investment income    0.27   0.35    0.38   0.39    0.39     0.40
Net realized and
  unrealized gain
  (loss) on
  investments......       0.04   (0.42)  0.07    0.19  (0.20)   0.72
                          ----    ----   ----    ----   ----    ----
Total from investment
operations ........       0.31   (0.07)  0.45    0.58   0.19    1.12
                          ----    ----   ----    ----   ----    ----
Less distributions from
net investment income    (0.27)  (0.35) (0.38)  (0.40) (0.39)  (0.40)
                          ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....      $6.01   $5.97  $6.39   $6.32  $6.14   $6.34
                         =====   =====  =====   =====  =====   =====
Total return*.......      5.24%  -1.08%  7.27%   9.77%  3.20%  20.50%
Net assets, end of
period (in
millions) .........      $493    $501   $551    $524   $519    $563
Ratio of expenses to
average net assets        1.02%** 0.95%  0.84%   0.77%  0.77%   0.74%
Ratio of net investment
income to average
net assets ........       6.00%** 5.72%  5.88%   6.34%  6.34%   6.54%
Portfolio turnover
rate ..............      23.21%  34.12% 33.87%  35.08% 55.74%  66.38%

*Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                      For the
                      For the          period
                      fiscal            from
                       period          9/9/99*
                       ended          through
                      9/30/00         12/31/99
                     ---------        -------
Net asset value,
beginning of period    $5.97          $6.05
                         ----           ----
Income from investment
operations:
Net investment income   0.23           0.10
Net realized and
  unrealized gain (loss)
  on investments...     0.04          (0.08)
                        ----           ----
Total from investment
operations ........     0.27           0.02
                       ----           ----
Less distributions from
net investment income  (0.23)         (0.10)
                        ----           ----
Net asset value,
end of period .....    $6.01          $5.97
                        ====           ====
Total return........    4.56%          0.30%
Net assets, end of
period (in
millions) .........     $7             $2
Ratio of expenses to
average net assets      1.90%**        1.91%**
Ratio of net investment
income to average
net assets ........     5.12%**        4.93%**
Portfolio turnover
rate ..............     23.21%         34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                        For the
                         For the          period
                         fiscal            from
                          period          9/9/99*
                          ended          through
                         9/30/00         12/31/99
                       ---------        -------
Net asset value,
beginning of period        $5.96          $6.05
                            ----           ----
Income from investment
operations:
Net investment income       0.22           0.10
Net realized and
  unrealized gain (loss)
  on investments...         0.05          (0.09)
                            ----           ----
Total from investment
operations ........         0.27           0.01
                            ----           ----
Less distributions from
net investment income      (0.22)         (0.10)
                            ----           ----
Net asset value,
end of period .....        $6.01          $5.96
                           ====           ====
Total return........       4.64%          0.13%
Net assets, end of
period (in
thousands) ........       $1,382           $289
Ratio of expenses to
average net assets          1.95%**        1.98%**
Ratio of net investment
income to average
net assets ........         5.07%**        4.87%**
Portfolio turnover
rate ..............        23.21%         34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                             For the
                            fiscal      For the fiscal year         For the
                             period ended December 31,            period from
                            ended-------------------------------- 6/19/95* to
                            9/30/00     1999   1998    1997   1996 12/31/95
                            -------    -----  -----   -----   ---- ---------
Net asset value,
beginning of period            $5.97  $6.39   $6.32  $6.14   $6.34     $6.11
                               ----    ----   ----    ----   ----    ----
Income (loss) from investment
operations:
Net investment income           0.28   0.40    0.39   0.42    0.40     0.21
Net realized and
  unrealized gain (loss)
  on investments...             0.04   (0.45)  0.07    0.17  (0.20)   0.22
                                ----    ----   ----    ----   ----    ----
Total from investment
operations ........             0.32   (0.05)  0.46    0.59   0.20    0.43
                                ----    ----   ----    ----   ----    ----
Less distributions from
net investment income          (0.28) (0.37)  (0.39) (0.41)  (0.40)  (0.20)
                                ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....             $6.01   $5.97  $6.39   $6.32  $6.14   $6.34
                                ====    ====   ====    ====   ====    ====
Total return........            5.47%  -0.81%  7.54%   9.91%  3.35%   7.20%
Net assets, end of
period (in
millions) .........              $3      $2     $6      $5    $12      $3
Ratio of expenses to
average net assets               0.72%** 0.69%  0.61%   0.64%  0.62%   0.63%**
Ratio of net investment
income to average
net assets ........              6.30%** 6.00%  6.10%   6.48%  6.52%   6.41%**
Portfolio turnover
rate ..............             23.21%  34.12% 33.87%  35.08% 55.74%  66.38%**

*Commencement of operations.
**Annualized.

                  See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

NOTE 1 -- Significant Accounting Policies

    Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund.
Waddell & Reed Advisors Bond Fund (the "Fund) is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities usually of investment grade bonds. Effective for the fiscal period ended September 30,
2000, the Fund changed its fiscal year end for both financial reporting and
Federal income tax purposes to September 30 from December 31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United
States of America.

A.   Security valuation -- Each convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's
    Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B.   Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security
    Transactions.

C.   Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax.
    Accordingly, provision has not been made for Federal income taxes. See
    Note 4 -- Federal Income Tax Matters.

D.   Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
    United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

    The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and
0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

    Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment
Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

    The Corporation has an Accounting Services Agreement with Waddell &
Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the
Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                     Accounting Services Fee
                 Average
              Net Asset Level           Annual Fee
         (all dollars in millions) Rate for Each Level
         ------------------------- -------------------
          From $    0 to $   10          $      0
          From $   10 to $   25          $ 11,000
          From $   25 to $   50          $ 22,000
          From $   50 to $  100          $ 33,000
          From $  100 to $  200          $ 44,000
          From $  200 to $  350          $ 55,000
          From $  350 to $  550          $ 66,000
          From $  550 to $  750          $ 77,000
          From $  750 to $1,000          $ 93,500
               $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays
WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, the Accounting Services Agreement was as shown in the following table.

                     Accounting Services Fee
                 Average
              Net Asset Level           Annual Fee
         (all dollars in millions) Rate for Each Level
         ------------------------- -------------------
          From $    0 to $   10          $      0
          From $   10 to $   25          $ 10,000
          From $   25 to $   50          $ 20,000
          From $   50 to $  100          $ 30,000
          From $  100 to $  200          $ 40,000
          From $  200 to $  350          $ 50,000
          From $  350 to $  550          $ 60,000
          From $  550 to $  750          $ 70,000
          From $  750 to $1,000          $ 85,000
               $1,000 and Over           $100,000

    For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses
W&R and WARSCO for certain out-of-pocket costs.

    Prior to September 1, 2000, for Class A, Class B and Class C shares, the Fund paid WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month.

    As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund)
of $766,529. During the period ended September 30, 2000, W&R received
$4,677 and $388 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares,
W&R paid sales commissions of $561,525 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

    Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of
1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

    Under the Distribution and Service Plan adopted by the Corporation for
Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The
Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

    The Fund paid Directors' fees of $11,585, which are included in other expenses.

    W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services,
Inc., a holding company.

NOTE 3 -- Investment Security Transactions

    Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $42,748,959, while proceeds from maturities and sales aggregated $40,945,101. Purchases of short-term securities and U.S. Government obligations aggregated
$1,022,960,608 and $67,271,121, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government obligations aggregated
$1,032,086,677 and $77,088,669, respectively.

    For Federal income tax purposes, cost of investments owned at
September 30, 2000 was $494,702,318, resulting in net unrealized depreciation of $7,472,037, of which $4,500,274 related to appreciated securities and $11,972,311 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

    For Federal income tax purposes, the Fund realized capital losses of
$2,794,914 during the fiscal period ended September 30, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $21,109,845 at
September 30, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows:  $18,234,028 at September 30, 2002; $80,903 at
September 30, 2003; and $2,794,914 at September 30, 2008.

    Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-
October losses"). During the fiscal period ended September 30, 2000, the
Fund recognized post-October losses of $655,692 that had been deferred from the year ended December 31, 1999.

NOTE 5 -- Multiclass Operations

    The Fund is authorized to offer four classes of shares, Class A, Class
B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the
Statement of Additional Information for the Corporation.

    Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

    Transactions in capital stock are summarized below. Amounts are in thousands.

                        For the
                     fiscal period        For the fiscal
                             ended    year ended December 31,
                     September 30,  --------------------------
                              2000          1999          1998
                      ------------  ------------------------
Shares issued from sale
of shares:
Class A .............       90,616        74,231        31,835
Class B .............          900           333           ---
Class C .............          209            62           ---
Class Y .............          166           357           217
Shares issued from
reinvestment of dividends:
Class A .............        3,236         4,402         4,342
Class B .............           26             1           ---
Class C .............            5           ---*          ---
Class Y .............           19            23            57
Shares redeemed:
Class A .............      (95,812)      (80,926)      (32,844)
Class B .............          (86)          (45)          ---
Class C .............          (32)          (14)          ---
Class Y .............         (107)         (917)          (96)
                            ------        ------        ------
Increase (decrease) in outstanding
capital shares ......         (860)       (2,493)        3,511
                            ======        ======        ======
Value issued from sale
of shares:
Class A .............     $540,696      $455,677      $202,677
Class B .............        5,367         2,000           ---
Class C .............        1,247           372           ---
Class Y .............          993         2,207         1,379
Value issued from
reinvestment of dividends:
Class A .............       19,277        27,368        27,530
Class B .............          157             9           ---
Class C .............           28             1           ---
Class Y .............          113           141           359
Value redeemed:
Class A .............     (571,422)     (496,408)     (208,970)
Class B .............         (515)         (266)          ---
Class C .............         (193)          (81)          ---
Class Y .............         (637)       (5,808)         (612)
                          --------      --------      --------
Increase (decrease) in outstanding
capital .............      $(4,889)     $(14,788)      $22,363
                          ========      ========       =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund
(the "Fund"), (one of the mutual funds comprising Waddell & Reed Advisors
Funds, Inc., as of September 30, 2000, and the related statements of operations for the fiscal period then ended and the fiscal year ended
December 31, 1999, the statements of changes in net assets for the fiscal period ended September 30, 2000, and each of the two fiscal years in the period ended December 31, 1999, and the financial highlights for the fiscal period ended September 30, 2000, and for each of the five fiscal years in the period ended December 31, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,
2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of September 30, 2000, the results of its operations for the fiscal period then ended and the fiscal year ended December 31, 1999, the changes in its net assets for the fiscal period ended September 30, 2000 and each of the two fiscal years in the period ended December 31, 1999, and the financial highlights for the fiscal period ended September 30, 2000, and for each of the five fiscal years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP
Kansas City, Missouri
November 3, 2000

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                             Shares        Value

COMMON STOCKS
Business Services - 5.76%
BroadVision, Inc.* ......................   500,000   $ 25,359,375
Brocade Communications Systems, Inc.* ...   150,000     27,482,812
Electronic Data Systems Corporation ..... 1,432,000     59,070,000
Phone.com, Inc.* ........................   125,000      8,152,344
Veritas Software Corp.* .................   125,000     14,121,094
  Total..................................              134,185,625

Chemicals and Allied Products - 19.10%
American Home Products Corporation ...... 1,600,000     94,000,000
Aphton Corporation* .....................   150,000      3,867,187
Aviron* .................................   250,000      7,710,938
Axys Pharmaceuticals, Inc.* .............   500,000      2,984,375
Bristol-Myers Squibb Company ............   500,000     29,125,000
Dial Corporation (The) .................. 1,500,000     15,562,500
Forest Laboratories, Inc.* .............. 1,188,300    120,018,300
Mylan Laboratories Inc. ................. 1,500,000     27,375,000
OCCIDENTAL PETROLEUM CORPORATION ........   700,000     14,743,750
QLT Inc.* ...............................   200,000     15,531,250
Schering-Plough Corporation ............. 2,250,300    113,640,150
  Total..................................              444,558,450

Communication - 6.52%
ALLTEL Corporation ......................   700,000     43,356,250
EchoStar Communications Corporation,
  Class A*...............................   500,000     16,546,875
Sprint Corporation - FON Group .......... 1,800,000     91,800,000
  Total..................................              151,703,125

Depository Institutions - 5.00%
Bank of America Corporation ............. 1,100,000     47,300,000
Chase Manhattan Corporation (The) ....... 1,500,000     69,093,750
  Total..................................              116,393,750

Electric, Gas and Sanitary Services - 2.55%
Duke Energy Corp. .......................   200,000     11,275,000
Dynegy Inc., Class A ....................   300,000     20,493,750
Energy East Corporation .................   700,000     13,343,750
Northern States Power Company ...........   700,000     14,131,250
  Total..................................               59,243,750

Electronic and Other Electric Equipment - 6.58%
Broadcom Corporation, Class A* ..........   175,000     38,314,063

Maxim Integrated Products, Inc.*            200,000     13,581,250
Nortel Networks Corporation .............   500,000     34,125,000
Texas Instruments Incorporated ..........   550,000     37,778,125
Vitesse Semiconductor Corporation* ......   400,000     29,437,500
  Total..................................              153,235,938

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                            Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 2.80%
Flowers Industries, Inc. ................   750,000    $14,953,125
General Mills, Inc. .....................   450,000     17,212,500
Keebler Foods Company ...................   450,000     16,706,250
Kellogg Company  ........................   550,000     16,362,500
  Total..................................               65,234,375

Health Services - 6.67%
HCA - The Healthcare Company ............ 2,000,000     60,750,000
Health Management Associates, Inc.,
  Class A*............................... 2,066,500     26,993,656
Tenet Healthcare Corporation* ........... 2,500,000     67,500,000
  Total..................................              155,243,656

Industrial Machinery and Equipment - 2.47%
Baker Hughes Incorporated ............... 1,000,000     32,000,000
Compaq Computer Corporation ............. 1,000,000     25,562,500
  Total..................................               57,562,500

Insurance Agents, Brokers and Service - 0.30%
Gallagher (Arthur J.) & Co. .............   168,300      7,068,600

Insurance Carriers - 14.66%
Allmerica Financial Corporation .........   500,000     26,187,500
American General Corporation ............   800,000     48,800,000
Aon Corporation ......................... 2,000,000     62,125,000
Everest Re Group, Ltd. ..................   869,400     28,581,525
Liberty Corporation (The) ...............   250,000     10,500,000
Lincoln National Corporation ............ 1,500,000     54,187,500
Oxford Health Plans Inc.* ............... 1,350,000     32,146,875
SAFECO Corporation ...................... 1,100,000     21,896,875
St. Paul Companies, Inc. (The) .......... 1,000,000     34,125,000
Torchmark Corporation ...................   916,800     22,633,500
  Total..................................              341,183,775

Nondepository Institutions - 4.35%
CIT Group, Inc. (The), Class A .......... 2,500,000     40,625,000
Freddie Mac ............................. 1,500,000     60,750,000
  Total..................................              101,375,000

Oil and Gas Extraction - 5.33%
USX Corporation - Marathon Group ........ 2,700,000     67,668,750
Unocal Corporation ...................... 1,700,000     56,312,500
  Total..................................              123,981,250

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS ACCUMULATIVE FUND
JUNE 30, 2000

                                              Shares       Value

COMMON STOCKS (Continued)
Petroleum and Coal Products - 13.39%
Amerada Hess Corporation ................   250,000   $ 15,437,500
BP Amoco p.l.c., ADR .................... 2,000,000    113,125,000
Conoco Inc., Class B ....................   700,000     17,193,750
Exxon Mobil Corporation ................. 1,300,000    102,050,000
Texaco Inc. ............................. 1,200,000     63,900,000
  Total..................................              311,706,250

Transportation Equipment - 1.89%
Federal-Mogul Corporation ............... 2,000,000     19,125,000
Lockheed Martin Corporation ............. 1,000,000     24,812,500
  Total..................................               43,937,500

Wholesale Trade -- Nondurable Goods - 0.42%
Enron Corp. .............................   150,000      9,675,000

TOTAL COMMON STOCKS - 97.79%                        $2,276,288,544
(Cost: $2,263,782,048)

TOTAL SHORT-TERM SECURITIES - 0.44%
$10,379,744
(Cost: $10,379,744)

TOTAL INVESTMENT SECURITIES - 98.23%
$2,286,668,288
(Cost: $2,274,161,792)

CASH AND OTHER ASSETS, NET OF LIABILITIES -  1.77%
41,125,379

NET ASSETS - 100.00%                                $2,327,793,667

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
 Investment securities --
    at value (Notes 1 and 3)..................   $2,286,668
 Cash ........................................            1
 Receivables:
    Investment securities sold................       49,086
    Dividends and interest....................        1,543
    Fund shares sold..........................        1,246
 Prepaid insurance premium ...................           31
                                                 ----------
    Total assets..............................    2,338,575
                                                 ----------

Liabilities
 Payable for investment
    securities purchased......................        6,026
 Payable to Fund shareholders ................        3,892
 Accrued service fee (Note 2) ................          446
 Accrued transfer agency and
    dividend disbursing (Note 2)..............          243
 Accrued distribution fee (Note 2) ...........           50
 Accrued management fee (Note 2) .............           43
 Accrued accounting services fee (Note 2) ....            8
 Accrued shareholder servicing --Class Y (Note 2)         1
 Other   .....................................           72
                                                 ----------
    Total liabilities.........................       10,781
                                                 ----------
      Total net assets  ......................   $2,327,794
                                                 ==========

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except
for Per Share Amounts)

Net Assets
 $1.00 par value capital stock:
    Capital stock.............................   $  242,351
    Additional paid-in capital................    1,494,653
 Accumulated undistributed income:
    Accumulated undistributed
      net investment income ..................        5,005
    Accumulated undistributed net
      realized gain on investment
      transactions ...........................      573,295
    Net unrealized appreciation
      of investments .........................       12,490
                                                 ----------
      Net assets applicable to outstanding
         units of capital.....................   $2,327,794
                                                 ==========
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A ................................             $9.61
 Class B ................................             $9.54
 Class C ................................             $9.54
 Class Y ................................             $9.61
Capital shares outstanding:
 Class A ..............................             240,513
 Class B ................................             1,128
 Class C ..................................             176
 Class Y ..................................             534
Capital shares authorized......................     500,000
                  See notes to financial statements.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
 Income (Note 1B):
    Dividends (net of foreign withholding
      taxes of $26) ..........................      $14,254
    Interest and amortization.................        2,701
                                                   --------
      Total income ...........................       16,955
                                                   --------
 Expenses (Note 2):
    Investment management fee.................        7,800
    Service fees:
      Class A ................................        2,647
      Class B ................................            8
      Class C ................................            1
    Transfer agency and dividend disbursing:
      Class A ................................        1,249
      Class B ................................           13
      Class C ................................            2
    Distribution fees:
      Class A ................................          185
      Class B ................................           25
      Class C ................................            4
    Custodian fees............................           57
    Accounting services fee...................           50
    Audit fees................................           10
    Legal fees................................            9
    Shareholder servicing -- Class Y..........            4
    Other.....................................          106
                                                   --------
      Total expenses .........................       12,170
                                                   --------
         Net investment income................        4,785
                                                   --------

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF OPERATIONS                                     (Continued)
For the Six Months Ended JUNE 30, 2000
(In Thousands)
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain on securities .............      493,991
 Realized net gain on foreign
    currency transactions.....................          341
                                                   --------
    Realized net gain
      on investments .........................      494,332
 Unrealized depreciationin value of investments
    during the period.........................     (382,329)
                                                   --------
      Net gain on investments ................      112,003
                                                   --------
         Net increase in net assets
           resulting from operations .........     $116,788
                                                   ========

                  See notes to financial statements.

WADDELL & REED ADVISORS ACCUMULATIVE FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                      For the six For the fiscal
                                     months ended     year ended
                                         June 30,    December 31,
                                             2000           1999
Increase in Net Assets               ------------   ------------
 Operations:
    Net investment income...........   $    4,785  $    5,976
    Realized net gain
      on investments ...............      494,332     265,407
    Unrealized appreciation
      (depreciation) ...............     (382,329)    201,521
                                       ----------  ----------
      Net increase in net assets
         resulting from operations..      116,788     472,904
                                       ----------  ----------
 Distributions to shareholders
    from (Note 1E):*
    Net investment income:
      Class A ......................       (2,668)     (5,519)
      Class B ......................          ---         ---
      Class C ......................          ---         ---
      Class Y ......................          (11)        (20)
    Realized net gains on
      investment transactions:
      Class A ......................          ---    (250,533)
      Class B ......................          ---        (223)
      Class C ......................          ---         (34)
      Class Y ......................          ---        (530)
                                       ----------  ----------
                                           (2,679)   (256,859)
                                       ----------  ----------
 Capital share transactions (Note 5)      (40,924)    170,527
                                       ----------  ----------
    Total increase..................       73,185     386,572
Net Assets
 Beginning of period ...............    2,254,609   1,868,037
                                       ----------  ----------
 End of period .....................   $2,327,794  $2,254,609
                                       ==========  ==========
    Undistributed net investment
      income .......................       $5,005      $2,558
                                           ======      ======

*See "Financial Highlights" on pages  - .

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                 For the
                six months  For the fiscal year ended December 31,
                   ended    --------------------------------------
                  6/30/00     1999   1998    1997   1996    1995
                ----------   -----  -----   -----  ----   -----
Net asset value,
beginning of period  $9.14  $8.28   $7.77  $7.75   $7.78  $6.58
                      ----   ----    ----   ----    ----   ----
Income from investment
operations:
Net investment
  income...........   0.02    0.03   0.10    0.10   0.11    0.11
Net realized and
  unrealized gain on
  investments......   0.46    2.01   1.60    2.14   0.82    2.12
                     ----    ----   ----    ----   ----    ----
Total from investment
operations ........   0.48    2.04   1.70    2.24   0.93    2.23
                     ----    ----   ----    ----   ----    ----
Less distributions:
From net investment
  income...........  (0.01)  (0.03) (0.11)  (0.09) (0.11)  (0.11)
From capital gains   (0.00)  (1.15) (1.08)  (2.13) (0.85)  (0.92)
                     ----    ----   ----    ----   ----    ----
Total distributions. (0.01)  (1.18) (1.19)  (2.22) (0.96)  (1.03)
                     ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....  $9.61   $9.14  $8.28   $7.77  $7.75   $7.78
                     ====    ====   ====    ====   ====    ====
Total return*....... 5.26%  25.72% 22.62%  29.58% 12.18%  34.21%
Net assets, end of
period (in millions) $2,310 $2,247  $1,864 $1,595  $1,285 $1,206
Ratio of expenses to
average net assets    1.03%** 0.98%  0.88%   0.82%  0.83%   0.80%
Ratio of net investment
income to average
net assets ........   0.41%** 0.30%  1.12%   1.16%  1.34%   1.42%
Portfolio turnover
rate ..............197.08% 372.35% 373.78% 313.99% 240.37% 229.03%

*Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                         For the
                         For the          period
                         six              from
                         months         10/4/99*
                         ended          through
                         6/30/00         12/31/99
                        ---------        -------
Net asset value,
beginning of period         $9.12          $8.43
                            ----           ----
Income from investment
operations:
Net investment loss        (0.01)         (0.01)
Net realized and
  unrealized gain
  on investments...         0.43           1.85
                            ----           ----
Total from investment
operations ........         0.42           1.84
                            ----           ----
Less distributions:
From net investment
  income...........        (0.00)         (0.00)
From capital gains         (0.00)         (1.15)
                            ----           ----
Total distributions.       (0.00)         (1.15)
                            ----           ----
Net asset value,
end of period .....        $9.54          $9.12
                            ====           ====
Total return........        4.61%         22.89%
Net assets, end of
period (in
millions) .........          $11             $3
Ratio of expenses to
average net assets          2.07%**        2.24%**
Ratio of net investment
loss to average
net assets ........        -0.57%**       -1.40%**
Portfolio turnover
rate ..............       197.08%        372.35%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                     For the
                     For the          period
                         six            from
                     months         10/6/99*
                     ended          through
                    6/30/00         12/31/99
                    ---------        -------
Net asset value,
beginning of period    $9.12          $8.53
                       ----           ----
Income from investment
operations:
Net investment loss    (0.01)         (0.01)
Net realized and
  unrealized gain
  on investments...    0.43           1.75
                       ----           ----
Total from investment
operations ........    0.42           1.74
                       ----           ----
Less distributions:
From net investment
  income...........    (0.00)         (0.00)
From capital gains     (0.00)         (1.15)
                        ----           ----
Total distributions.   (0.00)         (1.15)
                        ----           ----
Net asset value,
end of period .....    $9.54          $9.12
                        ====           ====
Total return........   4.61%         21.45%
Net assets, end of
period (in
thousands) ........   $1,682           $347
Ratio of expenses to
average net assets    2.18%**        2.28%**
Ratio of net investment
loss to average
net assets ........  -0.69%**       -1.35%**
Portfolio turnover
rate ..............   197.08%        372.35%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                          For the                              For the
                         six        For the fiscal year       period
                         months         ended December 31,      from
                        ended--------------------------------- 7/11/95* to
                        6/30/00    1999   1998    1997   1996  12/31/95
                            -------   -----  -----   -----   -----------
Net asset value,
beginning of period          $9.14  $8.28   $7.77  $7.75   $7.78     $7.84
                              ----    ----   ----    ----   ----    ----
Income from investment
operations:
Net investment income        0.03   0.04    0.12   0.11    0.12     0.05
Net realized and
  unrealized gain
  on investments...         0.46    2.01   1.59    2.14   0.82    0.87
                            ----    ----   ----    ----   ----    ----
Total from investment
operations ........         0.49    2.05   1.71    2.25   0.94    0.92
                            ----    ----   ----    ----   ----    ----
Less distributions:
From net investment
  income...........        (0.02)  (0.04) (0.12)  (0.10) (0.12)  (0.06)
From capital gains         (0.00)  (1.15) (1.08)  (2.13) (0.85)  (0.92)
                            ----    ----   ----    ----   ----    ----
Total distributions.       (0.02)  (1.19) (1.20)  (2.23) (0.97)  (0.98)
                            ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....        $9.61   $9.14  $8.28   $7.77  $7.75   $7.78
                            ====    ====   ====    ====   ====    ====
Total return........        5.37%  25.95% 22.79%  29.67% 12.27%  11.92%
Net assets, end of
period (in
millions) .........         $5      $5     $4      $4     $3      $1
Ratio of expenses to
average net assets         0.84%** 0.80%  0.75%   0.75%  0.74%   0.76%**
Ratio of net investment
income to average
net assets ........        0.61%** 0.49%  1.21%   1.22%  1.45%   1.24%**
Portfolio turnover
rate ..............      197.08% 372.35% 373.78% 313.99%240.37% 229.03%**

*Commencement of operations.
**Annualized.

                  See notes to financial statements.

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                           Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.15%
Procter & Gamble Company (The),
  8.0%, 9-1-24...........................   $10,000    $10,666,700

Communication - 4.42%
Bell Atlantic Financial Services, Inc.,
  7.6%, 3-15-07..........................     2,250      2,245,410
BellSouth Capital Funding Corporation,
  7.875%, 2-15-30........................     1,875      1,878,319
BellSouth Telecommunications, Inc.,
  5.85%, 11-15-45........................     3,000      2,989,500
Cox Trust II,
  7.0%, 8-16-04..........................     2,500      2,441,250
Deutsche Telekom International Finance B.V.,
  8.25%, 6-15-30.........................     2,000      2,037,500
Jones Intercable, Inc.,
  9.625%, 3-15-02........................     2,500      2,550,550
Tele-Communications, Inc.,
  8.35%, 2-15-05.........................     7,500      7,776,450
  Total..................................               21,918,979

Depository Institutions - 11.61%
AmSouth Bancorporation,
  6.75%, 11-1-25.........................     6,500      6,189,950
Chevy Chase Savings Bank, F.S.B.,
  9.25%, 12-1-05.........................     1,500      1,410,000
First Union Corporation:
  6.824%, 8-1-26.........................     7,500      7,297,275
  6.55%, 10-15-35........................     4,500      4,263,795
ING Groep N.V.,
  5.5%, 5-11-05 (A)......................  EUR4,000      3,797,647
Kansallis-Osake-Pankki,
  10.0%, 5-1-02..........................    $6,000      6,246,780
National Westminster Bank plc,
  7.375%, 10-1-09........................     4,250      4,130,533
NationsBank Corporation,
  8.57%, 11-15-24........................     5,000      5,371,250
SouthTrust Bank of Alabama, National Association:
  5.58%, 2-6-06..........................     7,800      7,732,140
  7.69%, 5-15-25.........................     5,000      5,171,750
Sovereign Bancorp, Inc.,
  8.0%, 3-15-03..........................     2,000      1,885,000
Wachovia Corporation,
  6.605%, 10-1-25........................     4,250      4,077,365
  Total..................................               57,573,485

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                            Principal
                                            Amount in
                                            Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 6.14%
California Infrastructure and Economic Development
  Bank, Special Purpose Trust:
  PG&E-1,
  6.42%, 9-25-08.........................    $5,000     $4,857,050
  SCE-1,
  6.38%, 9-25-08.........................     5,000      4,839,050
Cleveland Electric Illuminating Co. (The),
  9.5%, 5-15-05..........................     4,000      4,047,440
Entergy Arkansas, Inc.,
  7.5%, 8-1-07...........................     3,750      3,665,513
Korea Electric Power Corporation,
  6.375%, 12-1-03........................     2,500      2,374,050
Niagara Mohawk Power Corporation,
  7.375%, 7-1-03.........................     4,159      4,102,148
TXU Eastern Funding Company,
  6.45%, 5-15-05.........................     3,250      3,026,855
Union Electric Co.,
  8.25%, 10-15-22........................     3,500      3,576,755
  Total..................................               30,488,861

Electronic and Other Electric Equipment - 1.85%
Motorola, Inc.,
  8.4%, 8-15-31..........................     8,500      9,195,810

Finance, Taxation and Monetary Policy - 0.48%
Banco Nacional de Comercio Exterior, S.N.C.,
  7.25%, 2-2-04..........................     2,500      2,375,000

Food and Kindred Products - 2.17%
Anheuser-Busch Companies, Inc.,
  7.0%, 9-1-05...........................     3,000      2,923,470
Coca-Cola Enterprises Inc.,
  6.7%, 10-15-36.........................     5,500      5,373,775
Coca-Cola FEMSA, S.A. de C.V.,
  8.95%, 11-1-06.........................     2,500      2,478,125
  Total..................................               10,775,370

General Merchandise Stores - 1.13%
Fred Meyer, Inc.:
  7.15%, 3-1-03..........................     3,750      3,671,287
  7.45%, 3-1-08..........................     2,000      1,907,500
  Total..................................                5,578,787

Health Services - 0.98%
Tenet Healthcare Corporation,
  7.875%, 1-15-03........................     5,000      4,862,500

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                            Principal
                                            Amount in
                                            Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 2.44%
Bay Apartment Communities, Inc.,
  6.5%, 1-15-05..........................    $3,000     $2,823,120
GRUMA, S.A. de C.V.,
  7.625%, 10-15-07.......................     3,500      2,996,875
NBD Bank, National Association,
  8.25%, 11-1-24.........................     6,000      6,289,860
  Total..................................               12,109,855

Industrial Machinery and Equipment - 1.23%
Coltec Industries Inc.,
  7.5%, 4-15-08..........................     2,500      2,356,000
International Business Machines Corporation,
  5.375%, 3-31-05(A).....................  EUR4,000      3,757,257
  Total..................................                6,113,257

Insurance Carriers - 0.02%
Reliance Group Holdings, Inc.,
  9.0%, 11-15-00.........................    $  150        117,000

Nondepository Institutions - 9.05%
Asset Securitization Corporation,
  7.49%, 4-14-29.........................     6,000      6,005,400
CHYPS CBO 1997-1 Ltd.,
  6.72%, 1-15-10 (B).....................     8,500      7,854,510
Equicon Loan Trust,
  7.3%, 2-18-13..........................     4,571      4,513,744
General Electric Capital Corporation,
  7.5%, 5-15-05..........................     2,250      2,273,085
General Motors Acceptance Corporation:
  5.5%, 2-2-05(A)........................  EUR3,750      3,515,849
  8.875%, 6-1-10.........................    $5,500      5,931,530
IMC Home Equity Loan Trust,
  6.9%, 1-20-22..........................     4,500      4,466,250
Norse CBO, Ltd. and Norse CBO, Inc.,
  6.515%, 8-13-10 (B)....................     3,750      3,482,812
Residential Asset Securities Corporation,
  8.0%, 10-25-24.........................     2,074      2,080,547
Westinghouse Electric Corporation,
  8.875%, 6-14-14........................     4,500      4,778,100
  Total..................................               44,901,827

Oil and Gas Extraction - 1.18%
Mitchell Energy & Development Corp.,
  9.25%, 1-15-02.........................       165        167,237

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000
                                            Principal
                                            Amount in
                                            Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction (Continued)
Oryx Energy Company,
  10.0%, 4-1-01..........................    $3,500     $3,557,820
Pemex Finance Ltd.,
  5.72%, 11-15-03........................     2,188      2,104,682
  Total..................................                5,829,739

Paper and Allied Products - 2.06%
Canadian Pacific Forest Products Ltd.,
  9.25%, 6-15-02.........................     4,500      4,572,990
Champion International Corporation,
  6.4%, 2-15-26..........................     6,100      5,663,118
  Total..................................               10,236,108

Petroleum and Coal Products - 1.15%
Pemex Finance Ltd. and Petroleos Mexicanos,
  9.03%, 2-15-11 (B).....................     1,750      1,780,572
YPF Sociedad Anoima,
  8.0%, 2-15-04..........................     4,000      3,923,960
  Total..................................                5,704,532

Printing and Publishing - 1.21%
Quebecor Printing Capital Corporation,
  6.5%, 8-1-27...........................     6,500      6,005,935

Railroad Transportation - 0.99%
CSX Corporation,
  6.95%, 5-1-27..........................     5,000      4,925,600

Security and Commodity Brokers - 1.07%
Salomon Inc.,
  3.65%, 2-14-02.........................     5,000      5,295,750

Stone, Clay and Glass Products - 1.72%
Cemex, S.A. de C.V.,
  9.5%, 9-20-01..........................     3,500      3,535,000
Owens-Illinois, Inc.,
  7.15%, 5-15-05.........................     3,250      2,970,890
USG Corporation,
  9.25%, 9-15-01.........................     2,000      2,024,900
  Total..................................                8,530,790

Transportation Equipment - 0.15%
Federal-Mogul Corporation,
  7.75%, 7-1-06..........................     1,000        735,000

Transportation Services - 0.21%
TOLLROAD INVESTMENT PARTNERSHIP
  SERIES II,,
  0.0%, 2-15-09 (B)......................     2,000      1,047,500
         See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                             Principal
                                             Amount in
                                             Thousands    Value

CORPORATE DEBT SECURITIES (Continued)
United States Postal Service - 0.31%
Postal Square Limited Partnership,
  6.5%, 6-15-22..........................   $ 1,667     $1,546,531

TOTAL CORPORATE DEBT SECURITIES - 53.72%
$266,534,916
(Cost: $274,717,404)

OTHER GOVERNMENT SECURITIES
Canada - 5.85%
Hydro-Quebec:
  8.05%, 7-7-24..........................     9,000      9,545,130
  8.4%, 3-28-25..........................     5,150      5,494,226
Province de Quebec:
  5.67%, 2-27-26.........................     9,200      9,108,368
  6.29%, 3-6-26..........................     5,000      4,898,350
  Total..................................               29,046,074

Korea - 0.50%
Korea Development Bank (The),
  7.9%, 2-1-02...........................     2,500      2,497,700

Supranational - 1.10%
Inter-American Development Bank,
  8.4%, 9-1-09...........................     5,000      5,439,450

TOTAL OTHER GOVERNMENT SECURITIES - 7.45%              $36,983,224

(Cost: $36,505,566)

UNITED STATES GOVERNMENT SECURITIES
Federal Home Loan Mortgage Corporation:
  7.5%, 2-15-07..........................     4,116      4,132,979
  6.5%, 9-25-18..........................     2,000      1,920,000
  7.0%, 1-15-19..........................     2,000      1,973,120
  7.5%, 4-15-19..........................    10,797     10,837,065
  6.25%, 1-15-21.........................    12,000     11,606,160
  7.5%, 3-15-29..........................     4,000      4,035,000
  7.5%, 9-15-29..........................     1,586      1,556,768
Federal National Mortgage Association:
  8.25%, 11-1-04.........................     1,810      1,820,500
  7.0%, 7-25-06..........................     6,487      6,468,781
  6.09%, 4-1-09..........................     4,437      4,082,863
  0.0%, 2-12-18..........................     4,500      1,328,355
  7.0%, 9-25-20..........................     2,000      1,975,000
  6.5%, 8-25-21..........................     2,500      2,402,725
  7.0%, 8-25-21..........................    10,000      9,853,100
  7.0%, 6-1-24...........................     5,693      5,495,734
  6.0%, 12-1-28..........................     6,382      5,839,511

         See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

                                            Principal
                                            Amount in
                                            Thousands    Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Government National Mortgage Association:
  7.5%, 7-15-23..........................   $ 2,646   $  2,634,031
  7.5%, 12-15-23.........................     2,929      2,915,820
  8.0%, 9-15-25..........................     3,997      4,059,230
  7.0%, 7-20-27..........................       235        227,238
  7.0%, 9-20-27..........................     3,840      3,713,790
  7.5%, 7-15-29..........................     4,444      4,412,108
  7.75%, 10-15-31........................     1,956      1,963,528
Tennessee Valley Authority,
  5.88%, 4-1-36..........................     5,500      5,244,965
United States Department of Veterans Affairs,
  Guaranteed Remic Pass-Through Certificates,
  Vendee Mortgage Trust:
  1998-1 Class 2-B,
  7.0%, 6-15-19..........................       750        744,135
  1999-2 Class 1-B,
  6.5%, 7-15-19..........................     5,500      5,298,865
  1999-2 Class 3-B,
  6.5%, 2-15-20..........................     4,000      3,857,480
  2000-1 Class 2-C,
  7.25%, 11-15-21........................     2,250      2,196,562
  2000-2 Class 2-D,
  7.5%, 9-15-26..........................     4,500      4,433,895
United States Treasury:
  6.625%, 3-31-02........................     4,000      4,010,640
  7.5%, 2-15-05..........................     6,500      6,812,780
  6.5%, 8-15-05..........................    14,750     14,902,073
  11.25%, 2-15-15........................     7,250     10,690,342
  6.125%, 11-15-27.......................    14,250     14,218,793

TOTAL UNITED STATES GOVERNMENT
SECURITIES - 33.80%                                   $167,663,936
(Cost: $169,640,105)

TOTAL SHORT-TERM SECURITIES - 4.24%                    $21,022,611
(Cost: $21,022,611)

TOTAL INVESTMENT SECURITIES - 99.21%                  $492,204,687
(Cost: $501,885,687)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.79%        3,907,883

NET ASSETS - 100.00%                                  $496,112,570

         See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
JUNE 30, 2000

Notes to Schedules of Investments

(A)  Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

(B)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $14,165,394 or 2.86% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
 Investment securities --
    at value (Notes 1 and 3)..................     $492,205
 Cash ........................................            1
 Receivables:
    Dividends and interest....................        7,520
    Fund shares sold..........................          543
 Prepaid insurance premium ...................           14
                                                   --------
    Total assets .............................      500,283
                                                   --------
Liabilities
 Payable for investment securities purchased .        1,999
 Payable to Fund shareholders ................        1,930
 Accrued service fee (Note 2) ................           89
 Accrued transfer agency and
    dividend disbursing (Note 2)..............           87
 Accrued distribution fee (Note 2) ...........           10
 Accrued management fee (Note 2) .............            7
 Accrued accounting services fee (Note 2) ....            5
 Accrued shareholder servicing -- Class Y (Note 2)      ---*
 Other .......................................           43
                                                   --------
    Total liabilities.........................        4,170
                                                   --------
      Total net assets .......................     $496,113
                                                   ========

*Not shown due to rounding.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Net Assets
 $1.00 par value capital stock:
    Capital stock.............................     $ 82,992
    Additional paid-in capital................      444,062
 Accumulated undistributed
    income (loss):
    Accumulated undistributed net
      investment income ......................          460
    Accumulated undistributed net realized
      loss on investment transactions ........      (21,723)
    Net unrealized depreciation of
      investments ............................       (9,678)
                                                   --------
      Net assets applicable tooutstanding units
         of capital...........................     $496,113
                                                   ========
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A ................................              $5.98
 Class B ................................              $5.98
 Class C ................................              $5.98
 Class Y ................................              $5.98
Capital shares outstanding:
 Class A ...............................              81,500
 Class B ..................................              864
 Class C ..................................              165
 Class Y ..................................              463
Capital shares authorized......................      240,000

                  See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
 Interest and amortization (Note 1B) .........      $17,242
                                                   --------
 Expenses (Note 2):
    Investment management fee.................        1,288
    Service fees:
      Class A ................................          559
      Class B ................................            4
      Class C ................................            1
    Transfer agency and dividend disbursing:
      Class A ................................          520
      Class B ................................            6
      Class C ................................            1
    Distribution fees:
      Class A ................................           51
      Class B ................................           13
      Class C ................................            2
    Accounting services fee...................           30
    Audit fees................................            9
    Custodian fees............................            7
    Legal fees................................            2
    Shareholder servicing -- Class Y..........            2
    Other.....................................           50
                                                   --------
      Total expenses .........................        2,545
                                                   --------
         Net investment income................       14,697
                                                   --------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net loss on securities .............       (2,639)
 Realized net loss on foreign
    currency transactions.....................          (17)
                                                   --------
    Realized net loss on investments..........       (2,656)
 Unrealized appreciation in value of
    investments during the period.............        3,158
                                                   --------
      Net gain on investments ................          502
                                                   --------
         Net increase in net assets
           resulting from operations .........      $15,199
                                                   ========

                  See notes to financial statements.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                      For the six For the fiscal
                                     months ended  year ended
                                         June 30,  December 31,
                                             2000        1999
                                     ------------  ------------
Decrease in Net Assets

 Operations:
    Net investment income...........    $  14,697 $    30,664
    Realized net loss
      on investments ...............       (2,656)       (593)
    Unrealized appreciation
      (depreciation) ...............        3,158     (36,307)
                                       ----------  ----------
      Net increase (decrease) in net
         assets resulting
         from operations............       15,199      (6,236)
                                       ----------  ----------
 Distributions to shareholders
    from nNet investment income (Note 1E):*
      Class A ......................      (14,278)    (30,472)
      Class B ......................          (83)         (9)
      Class C ......................          (14)         (1)
      Class Y ......................          (82)       (148)
                                       ----------  ----------
                                          (14,457)    (30,630)
                                       ----------  ----------
 Capital share transactions (Note 5)      (10,123)    (14,788)
                                       ----------  ----------
    Total decrease .................       (9,381)    (51,654)
Net Assets
 Beginning of period ...............      505,494     557,148
                                       ----------  ----------
 End of period .....................     $496,113    $505,494
                                       ==========  ==========
    Undistributed net investment
      income .......................         $460        $237
                                           ======      ======

            *See "Financial Highlights" on pages  - .

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                         For the
                     six months  For the fiscal year ended December 31,
                        ended    --------------------------------------
                         6/30/00     1999   1998    1997   1996    1995
                        ----------   -----  -----   -----  ----------
Net asset value,
beginning of period      $5.97  $6.39   $6.32  $6.14   $6.34     $5.62
                          ----    ----   ----    ----   ----    ----
Income from investment
operations:
Net investment income      0.18   0.35    0.38   0.39    0.39     0.40
Net realized and
  unrealized gain
  (loss) on
  investments......        0.01   (0.42)  0.07    0.19  (0.20)   0.72
                           ----    ----   ----    ----   ----    ----
Total from investment
operations ........        0.19   (0.07)  0.45    0.58   0.19    1.12
                           ----    ----   ----    ----   ----    ----
Less distributions from
net investment income     (0.18) (0.35)  (0.38) (0.40)  (0.39)(0.40)
                          ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....       $5.98   $5.97  $6.39   $6.32  $6.14   $6.34
                          =====   =====  =====   =====  =====   =====
Total return*.......      3.16%  -1.08%  7.27%   9.77%  3.20%  20.50%
Net assets, end of
period (in
millions) .........       $487    $501   $551    $524   $519    $563
Ratio of expenses to
average net assets      1.03%** 0.95%  0.84%   0.77%  0.77%   0.74%
Ratio of net investment
income to average
net assets ........    5.99%**  5.72%  5.88%   6.34%  6.34%   6.54%
Portfolio turnover
rate ..............    14.14%  34.12% 33.87%  35.08% 55.74%  66.38%

*Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                             For the
                             For the          period
                             six            from
                            months          9/9/99*
                             ended          through
                            6/30/00         12/31/99
                            ---------        -------
Net asset value,
beginning of period          $5.97          $6.05
                              ----           ----
Income from investment
operations:
Net investment income         0.15           0.10
Net realized and
  unrealized gain (loss)
  on investments...           0.01          (0.08)
                              ----           ----
Total from investment
operations ........           0.16           0.02
                              ----           ----
Less distributions from
net investment income        (0.15)         (0.10)
                             ----           ----
Net asset value,
end of period .....         $5.98          $5.97
                            ====           ====
Total return........        2.71%          0.30%
Net assets, end of
period (in
millions) .........          $5             $2
Ratio of expenses to
average net assets          1.92%**        1.91%**
Ratio of net investment
income to average
net assets ........         5.11%**        4.93%**
Portfolio turnover
rate ..............        14.14%         34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                       For the
                        For the          period
                           six            from
                         months          9/9/99*
                          ended          through
                         6/30/00         12/31/99
                        ---------        -------
Net asset value,
beginning of period      $5.96          $6.05
                         ----           ----
Income from investment
operations:
Net investment income    0.15           0.10
Net realized and
  unrealized gain (loss)
  on investments...      0.02          (0.09)
                         ----           ----
Total from investment
operations ........      0.17           0.01
                         ----           ----
Less distributions from
net investment income   (0.15)         (0.10)
                         ----           ----
Net asset value,
end of period .....     $5.98          $5.96
                         ====           ====
Total return........     2.81%          0.13%
Net assets, end of
period (in
thousands) ........      $989           $289
Ratio of expenses to
average net assets       2.00%**        1.98%**
Ratio of net investment
income to average
net assets ........      5.03%**        4.87%**
Portfolio turnover
rate ..............     14.14%         34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                        For the
                            six          For the fiscal year    For the
                        months          ended December 31,     period from
                          ended-------------------------------- 6/19/95* to
                         6/30/00     1999   1998    1997   1996 12/31/95
                        -------    -----  -----   -----   ---- ---------

Net asset value,
beginning of period      $5.97  $6.39   $6.32  $6.14   $6.34     $6.11
                        ----    ----   ----    ----   ----    ----
Income from investment
operations:
Net investment income     0.18   0.40    0.39   0.42    0.40     0.21
Net realized and
  unrealized gain (loss)
  on investments...       0.01   (0.45)  0.07    0.17  (0.20)   0.22
                          ----    ----   ----    ----   ----    ----
Total from investment
operations ........       0.19   (0.05)  0.46    0.59   0.20    0.43
                          ----    ----   ----    ----   ----    ----
Less distributions from
net investment income    (0.18) (0.37)  (0.39) (0.41)  (0.40)(0.20)
                         ----    ----   ----    ----   ----    ----
Net asset value,
end of period .....      $5.98   $5.97  $6.39   $6.32  $6.14   $6.34
                         ====    ====   ====    ====   ====    ====
Total return........     3.30%  -0.81%  7.54%   9.91%  3.35%   7.20%
Net assets, end of
period (in
millions) .........       $3      $2     $6      $5    $12      $3
Ratio of expenses to
average net assets      0.72%** 0.69%  0.61%   0.64%  0.62%   0.63%**
Ratio of net investment
income to average
net assets ........     6.30%** 6.00%  6.10%   6.48%  6.52%   6.41%**
Portfolio turnover
rate ..............    14.14%  34.12% 33.87%  35.08% 55.74%  66.38%**

*Commencement of operations.
**Annualized.

                  See notes to financial statements.

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                             Shares          Value

COMMON STOCKS
Amusement and Recreation Services - 1.33%
Walt Disney Company (The) ............... 3,061,000  $ 118,805,062

Building Materials and Garden Supplies - 0.50%
Home Depot, Inc. (The) ..................   891,300     44,509,294

Business Services - 6.90%
America Online, Inc.* ................... 1,007,000     53,119,250
Citrix Systems, Inc.* ................... 2,366,800     44,895,238
Clear Channel Communications, Inc.* ..... 1,420,000    106,500,000
Microsoft Corporation* .................. 3,403,000    272,133,656
Oracle Corporation* ..................... 1,089,000     91,510,031
Veritas Software Corp.* .................   447,000     50,497,031
  Total..................................              618,655,206

Chemicals and Allied Products - 20.55%
Air Products and Chemicals, Inc. ........ 2,051,700     63,218,006
American Home Products Corporation ...... 1,937,900    113,851,625
Biogen, Inc.* ...........................   557,100     35,915,541
Bristol-Myers Squibb Company ............   817,000     47,590,250
Dow Chemical Company (The) .............. 4,175,000    126,032,813
du Pont (E.I.) de Nemours and Company ... 2,300,000    100,625,000
Forest Laboratories, Inc.* .............. 1,658,600    167,518,600
Johnson & Johnson ....................... 1,400,000    142,625,000
Merck & Co., Inc. ....................... 1,806,300    138,407,738
Pfizer Inc. ............................. 7,125,250    342,012,000
Pharmacia Corporation ................... 5,413,500    279,810,281
QLT Inc.* ............................... 1,043,000     80,995,469
Schering-Plough Corporation ............. 4,034,800    203,757,400
  Total..................................            1,842,359,723

Communication - 8.27%
Cox Communications, Inc., Class A* ...... 3,001,800    136,769,512
General Motors Corporation, Class H* ....   759,700     66,663,675
Nippon Telegraph and Telephone
  Corporation (A)........................     4,675     62,110,148
SBC Communications Inc. ................. 3,744,000    161,928,000
Telefonaktiebolaget LM Ericsson, ADR,
  Class B................................ 6,704,000    134,289,500
Vodafone Airtouch Public Limited
  Company, ADR........................... 2,250,000     93,234,375
Worldcom, Inc.* ......................... 1,888,100     86,675,591
  Total..................................              741,670,801

Depository Institutions - 3.74%
Bank of America Corporation ............. 2,562,000    110,166,000
Chase Manhattan Corporation (The) ....... 1,899,000     87,472,688
Citigroup Inc. .......................... 2,287,500    137,821,875
  Total..................................              335,460,563

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                             Shares        Value

                      COMMON STOCKS (Continued)

Electronic and Other Electric Equipment - 11.64%
Analog Devices, Inc.* ................... 1,675,800 $  127,360,800
General Electric Company ................ 3,306,000    175,218,000
Intel Corporation ....................... 1,924,000    257,154,625
Nokia Oyj (A) ........................... 3,600,000    183,607,165
Nortel Networks Corporation ............. 1,689,000    115,274,250
Rambus Inc.* ............................ 1,795,400    184,926,200
  Total..................................            1,043,541,040

Fabricated Metal Products - 0.61%
    Gillette Company (The)                1,569,900     54,848,381

Food Stores - 4.22%
    Kroger Co. (The)*                    11,442,000    252,439,125
Safeway Inc.* ........................... 2,783,000    125,582,875
  Total..................................              378,022,000

Furniture and Fixtures - 0.21%
Lear Corporation* .......................   955,400     19,108,000

Furniture and Home Furnishings Stores - 1.90%
Best Buy Co., Inc.* .....................   777,000     49,145,250
Circuit City Stores, Inc. - Circuit
  City Group............................. 3,647,000    121,034,813
  Total..................................              170,180,063

General Merchandise Stores - 1.88%
Target Corporation ...................... 1,627,000     94,366,000
Wal-Mart Stores, Inc. ................... 1,282,000     73,875,250
  Total..................................              168,241,250

Holding and Other Investment Offices - 1.45%
ABB Ltd. (A) ............................ 1,086,070    129,983,552

Industrial Machinery and Equipment - 8.52%
Baker Hughes Incorporated ............... 4,949,000    158,368,000
Cisco Systems, Inc.* .................... 1,874,000    119,057,562
Dell Computer Corporation* .............. 3,130,000    154,445,938
EMC Corporation* ........................ 2,604,000    200,345,250
International Business Machines
  Corporation............................ 1,200,000    131,475,000
  Total..................................              763,691,750

Instruments and Related Products - 2.31%
Guidant Corporation* .................... 2,400,000    118,800,000
Medtronic, Inc. .........................   941,000     46,873,562
Raytheon Company, Class A ............... 2,135,981     41,518,131
  Total..................................              207,191,693

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                             Shares        Value

COMMON STOCKS (Continued)
Insurance Carriers - 2.70%
American International Group, Inc. ...... 1,146,187 $  134,676,972
Chubb Corporation (The) ................. 1,742,600    107,169,900
  Total..................................              241,846,872

Motion Pictures - 1.61%
Time Warner Incorporated ................ 1,895,000    144,020,000

Nondepository Institutions - 5.02%
Associates First Capital Corporation,
  Class A................................ 5,925,070    132,203,124
Fannie Mae ....................           3,004,000    156,771,250

Freddie Mac                               3,986,000    161,433,000
  Total..................................              450,407,374

Oil and Gas Extraction - 6.50%
Anadarko Petroleum Corporation .......... 3,630,000    179,004,375
Burlington Resources Incorporated         3,700,000    141,525,000
Schlumberger Limited .................... 2,472,000    184,473,000
Transocean Sedco Forex Inc. ............. 1,461,661     78,107,510
  Total..................................              583,109,885

Paper and Allied Products - 0.98%
International Paper Company ............. 2,946,000     87,827,625

Petroleum and Coal Products - 2.92%
Exxon Mobil Corporation ................. 1,672,720    131,308,520
Royal Dutch Petroleum Company, NY Shares  2,120,000    130,512,500
  Total..................................              261,821,020

Primary Metal Industries - 0.95%
Alcoa Incorporated ...................... 2,938,000     85,202,000

Security and Commodity Brokers - 0.53%
Charles Schwab Corporation (The) ........ 1,414,500     47,562,562

Transportation Equipment - 0.70%
Lockheed Martin Corporation ............. 2,539,000     62,998,938

Wholesale Trade - Nondurable Goods - 1.52%
Cardinal Health, Inc.                       900,000     66,600,000
Enron Corp. ............................. 1,081,000     69,724,500

     Total...........................                  136,324,500

TOTAL COMMON STOCKS - 97.46%                        $8,737,389,154
(Cost: $5,536,747,474)

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS INCOME FUND
JUNE 30, 2000

                                             Shares        Value

PREFERRED STOCK - 0.35%
Communication

Cox Communications, Inc., 7.0% Convertible   505,800    $31,075,087
(Cost: $25,290,000)

TOTAL SHORT-TERM SECURITIES - 2.47%                    $221,343,671
(Cost: $221,343,671)

TOTAL INVESTMENT SECURITIES - 100.28%                 $8,989,807,912
(Cost: $5,783,381,145)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.28%)      (24,982,045)

NET ASSETS - 100.00%                                   $8,964,825,867

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)

Assets
 Investment securities --
    at value (Notes 1 and 3)..................   $8,989,808
 Cash ........................................            1
 Receivables:
    Investment securities sold................       51,450
    Dividends and interest....................        6,039
    Fund shares sold..........................        5,095
 Prepaid insurance premium ...................           46
                                                 ----------
    Total assets..............................    9,052,439
                                                 ----------
Liabilities
 Payable for investment securities purchased .       69,477
 Payable to Fund shareholders ................       14,697
 Accrued service fee (Note 2) ................        1,719
 Accrued transfer agency and
    dividend disbursing (Note 2)..............        1,001
 Accrued management fee (Note 2) .............          138
 Accrued distribution fee (Note 2) ...........          113
 Accrued shareholder servicing --Class Y (Note 2)        27
 Accrued accounting services fee (Note 2) ....            8
 Other .......................................          433
                                                 ----------
    Total liabilities.........................       87,613
                                                 ----------
      Total net assets  ......................   $8,964,826
                                                 ==========

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Net Assets
 $1.00 par value capital stock:
    Capital stock.............................   $  985,914
    Additional paid-in capital................    3,411,942
 Accumulated undistributed income:
    Accumulated undistributed net
      investment income ......................        1,312
    Accumulated undistributed net.....realized
      gain on investment transactions ........    1,359,286
    Net unrealized appreciation of
      investments ............................    3,206,372
                                                 ----------
      Net assets applicable to ....outstanding
         units of capital.....................   $8,964,826
                                                 ==========
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A ................................              $9.09
 Class B ................................              $9.05
 Class C ................................              $9.04
 Class Y ................................              $9.09
Capital shares outstanding:
 Class A ..............................              954,865
 Class B ................................              5,429
 Class C ................................              1,138
 Class Y ...............................              24,482
Capital shares authorized......................    1,950,000
                  See notes to financial statements.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Investment Income
 Income (Note 1B):
    Dividends (net of foreign withholding
      taxes of $279) .........................      $40,105
    Interest and amortization.................        5,969
                                                   --------
      Total income ...........................       46,074
                                                   --------
 Expenses (Note 2):
    Investment management fee.................       24,593
    Service fees:
      Class A ................................        9,637
      Class B ................................           38
      Class C ................................            7
    Transfer agency and dividend disbursing:
      Class A ................................        5,233
      Class B ................................           64
      Class C ................................           12
    Distribution fees:
      Class A ................................          656
      Class B ................................          113
      Class C ................................           20
    Custodian fees............................          387
    Shareholder servicing -- Class Y..........          183
    Accounting services fee...................           50
    Legal fees................................           37
    Audit fees................................           11
    Other.....................................          330
                                                   --------
      Total expenses .........................       41,371
                                                   --------
         Net investment income................        4,703
                                                   --------

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF OPERATIONS                                    (Continued)
For the Six Months Ended JUNE 30, 2000
(In Thousands)

Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain on securities .............      999,119
 Realized net loss on foreign
    currency transactions.....................         (537)
                                                   --------
    Realized net gain on investments..........      998,582
 Unrealized depreciation in value
    of investments during the period..........      (34,154)
                                                   --------
      Net gain on investments ................      964,428
                                                   --------
         Net increase in net assets
           resulting from operations .........     $969,131
                                                   ========
                  See notes to financial statements.

WADDELL & REED ADVISORS INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                      For the six For the fiscal
                                     months ended   year ended
                                         June 30,  December 31,
                                             2000         1999
                                     ------------  ------------
Increase in Net Assets

 Operations:
    Net investment income...........   $    4,703  $   76,012
    Realized net gain
      on investments ...............      998,582     835,942
    Unrealized appreciation
      (depreciation) ...............      (34,154)    317,336
                                       ----------  ----------
      Net increase in net ....assets
         resulting from operations..      969,131   1,229,290
                                       ----------  ----------
 Distributions to shareholders
    from (Note 1E):*
    Net investment income:
      Class A ......................       (6,785)    (77,099)
      Class B ......................          ---         ---
      Class C ......................          ---         ---
      Class Y ......................         (443)     (4,135)
    Realized net gains on
      investment transactions:
      Class A ......................          ---    (486,908)
      Class B ......................          ---        (607)
      Class C ......................          ---         (66)
      Class Y ......................          ---     (16,884)
                                       ----------  ----------
                                           (7,228)   (585,699)
                                       ----------  ----------
 Capital share transactions (Note 5)     (396,211)    (11,758)
                                       ----------  ----------
    Total increase..................      565,692     631,833
Net Assets
 Beginning of period ...............    8,399,134   7,767,301
                                       ----------  ----------
 End of period .....................   $8,964,826  $8,399,134
                                       ==========  ==========
    Undistributed net investment
      income .......................       $1,312      $4,374
                                           ======      ======

*See "Financial Highlights" on pages  - .

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                       For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/00     1999   1998    1997   1996    1995
                 ----------   -----  -----   -----  ----------
Net asset value,
beginning of period    $8.13  $7.52   $7.59  $6.58   $5.79     $4.67
                         ----    ----   ----   -----  -----   -----
Income from investment
operations:
Net investment income   0.01   0.08    0.20   0.06    0.07     0.07
Net realized and
  unrealized gain on
  investments......     0.96    1.13   1.66    1.73   1.10    1.30
                        ----    ----  -----   -----  -----   -----
Total from investment
operations ........     0.97    1.21   1.86    1.79   1.17    1.37
                        ----    ----  -----   -----  -----   -----
Less distributions:
From net investment
  income...........   (0.01)  (0.08) (0.19)  (0.06) (0.06)  (0.07)
From capital gains    (0.00)  (0.52) (1.74)  (0.72) (0.32)  (0.18)
                      ----    ----  -----   -----  -----   -----
Total distributions.  (0.01)  (0.60) (1.93)  (0.78) (0.38)  (0.25)
                      ----    ----  -----   -----  -----   -----
Net asset value,
end of period .....   $9.09   $8.13  $7.52   $7.59  $6.58   $5.79
                     ======  ====== ======  ====== ======  ======
Total return**......  11.90%  16.41% 24.02%  27.34% 20.36%  29.60%
Net assets, end of
period (in
millions) .........   $8,683  $8,102 $7,368  $6,196 $4,851  $3,976
Ratio of expenses to
average net assets    0.96%***0.94%  0.89%   0.84%  0.86%   0.83%
Ratio of net investment
income to average
net assets ........   0.11%***0.94%  1.11%   0.74%  1.03%   1.31%
Portfolio turnover
rate ..............   27.89%  53.79% 49.29%  33.59% 22.24%  17.59%

 *Per-share amounts have been adjusted retroactively to reflect the 400%
  stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                  For the          period
                       six            from
                    months         10/4/99*
                     ended          through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
beginning of period    $8.13          $7.77
                       ----           ----
Income from investment
operations:
Net investment loss    (0.02)         (0.00)
Net realized and
  unrealized gain
  on investments...    0.94           0.88
                      ----           ----
Total from investment
operations ........   0.92           0.88
                      ----           ----
Less distributions:
From net investment
  income...........  (0.00)         (0.00)
From capital gains   (0.00)         (0.52)
                      ----           ----
Total distributions.  (0.00)         (0.52)
                      ----           ----
Net asset value,
end of period .....   $9.05          $8.13
                     ====           ====
Total return........  11.32%         11.53%
Net assets, end of
period (in
millions) .........    $49            $13
Ratio of expenses to
average net assets    2.02%**        2.18%**
Ratio of net investment
loss to average
net assets ........  -0.97%**       -0.59**
Portfolio turnover
rate ..............  27.89%         53.79%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the
                   For the          period
                       six            from
                    months         10/4/99*
                     ended           through
                   6/30/00         12/31/99
                  ---------        -------
Net asset value,
beginning of period  $8.13          $7.77
                     ----           ----
Income from investment
operations:
Net investment loss  (0.02)         (0.00)
Net realized and
  unrealized gain
  on investments...   0.93           0.88
                     ----           ----
Total from investment
operations ........   0.91           0.88
                     ----           ----
Less distributions:
From net investment
  income...........  (0.00)         (0.00)
From capital gains   (0.00)         (0.52)
                     ----           ----
Total distributions. (0.00)         (0.52)
                     ----           ----
Net asset value,
end of period .....  $9.04          $8.13
                     ====           ====
Total return........ 11.19%         11.53%
Net assets, end of
period (in
millions) .........    $10             $1
Ratio of expenses to
average net assets    2.05%**        2.23%**
Ratio of net investment
loss to average
net assets ........  -1.01%**       -0.63%**
Portfolio turnover
rate ..............  27.89%         53.79%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                        For the
                          six       For the fiscal year         For the
                        months       ended December 31,         period from
                        ended     ----------------------------  6/19/95** to
                        6/30/00     1999   1998    1997   1996  12/31/95
                        -------    -----  -----   -----   ----  -----------
Net asset value,
beginning of period     $8.13  $7.52   $7.59  $6.58   $5.79     $5.55
                        -----   -----  -----   -----  -----   -----
Income from investment
operations:
Net investment income   0.02   0.10    0.24   0.07    0.07     0.04
Net realized and
  unrealized gain
  on investments...     0.96    1.13   1.66    1.73   1.11    0.42
                       -----   -----  -----   -----  -----   -----
Total from investment
operations ........     0.98    1.23   1.90    1.80   1.18    0.46
                       -----   -----  -----   -----  -----   -----
Less distributions:
From net investment
  income...........    (0.02)  (0.10) (0.23)  (0.07) (0.07)  (0.04)
From capital gains     (0.00)  (0.52) (1.74)  (0.72) (0.32)  (0.18)
                       -----   -----  -----   -----  -----   -----
Total distributions.   (0.02)  (0.62) (1.97)  (0.79) (0.39)  (0.22)
                       -----   -----  -----   -----  -----   -----
Net asset value,
end of period .....    $9.09   $8.13  $7.52   $7.59  $6.58   $5.79
                       =====   =====  =====   =====  =====   =====
Total return........  12.01%  16.67% 24.27%  27.49% 20.53%   8.45%
Net assets, end of
period (in
millions) .........   $223    $283   $399    $299   $151    $107
Ratio of expenses to
average net assets    0.73%***0.73%  0.71%   0.72%  0.73%   0.74%***
Ratio of net investment
income to average
net assets ........   0.33%***1.18%  1.29%   0.85%  1.17%   1.36%***
Portfolio turnover
rate ..............   27.89%  53.79% 49.29%  33.59% 22.24%  17.59%***

 *Per-share amounts have been adjusted retroactively to reflect the 400%
  stock dividend effected June 26, 1998.
**Commencement of operations.
***Annualized.

                  See notes to financial statements.

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                             Shares        Value

COMMON STOCKS
Business Services - 17.29%
Acxiom Corporation* .....................   600,000   $ 16,762,500
America Online, Inc.* ................... 1,160,500     61,216,375
BroadVision, Inc.* ...................... 1,169,400     59,310,506
Clear Channel Communications, Inc.*         547,300     41,047,500
DoubleClick Inc.* .........                 158,700      6,050,438
Electronic Data Systems Corporation .....   876,400     36,151,500
Getty Images, Inc.* .....................   547,500     20,308,828
HNC Software Inc.* ......................   600,000     37,125,000
Intuit Inc.* ............................ 1,286,400     53,144,400
Microsoft Corporation* ..................   700,000     55,978,125
Oracle Corporation* .....................   814,000     68,401,438
TMP Worldwide Inc.* .....................   595,600     43,944,112
Veritas Software Corp.* ................. 1,142,900    129,111,984
Yahoo! Inc.* ............................   420,900     52,152,141
  Total..................................              680,704,847

Chemicals and Allied Products - 7.27%
Bristol-Myers Squibb Company ............   699,500     40,745,875
Forest Laboratories, Inc.* ..............   779,000     78,679,000
Pfizer Inc. ............................. 2,212,500    106,200,000
QLT Inc.* ...............................   111,100      8,627,609
Schering-Plough Corporation ............. 1,024,600     51,742,300
  Total..................................              285,994,784

Communication - 6.62%
BellSouth Corporation ...................   800,000     34,100,000
COLT Telecom Group plc, ADR* ............   307,700     41,529,884
Cox Communications, Inc., Class A* ......   820,000     37,361,250
EchoStar Communications Corporation,
  Class A*............................... 1,664,300     55,077,928
Nextel Communications, Inc.* ............   800,000     48,925,000
Telefonos de Mexico, S.A. de C.V., ADR ..   398,000     22,735,750
Vodafone Airtouch Public Limited
  Company, ADR...........................   500,000     20,718,750
  Total..................................              260,448,562

Depository Institutions - 1.02%
Concord EFS, Inc.* ...................... 1,550,000    $40,300,000

Electronic and Other Electric Equipment - 21.43%
Analog Devices, Inc.* ................... 1,138,800     86,548,800
Broadcom Corporation, Class A* ..........   573,200    125,494,975
Gemstar International Group Limited* .... 1,166,000     71,672,563
General Electric Company ................   975,000     51,675,000
Intel Corporation .......................   461,500     61,682,359
JDS Uniphase Corporation* ...............   753,500     90,302,266

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                             Shares        Value

                      COMMON STOCKS (Continued)

Electronic and Other Electric Equipment (Continued)
Maxim Integrated Products, Inc.* ........   560,500 $   38,061,453
Micron Technology, Inc.* ................   440,000     38,747,500
Nokia Corporation, Series A, ADR ........ 1,275,300     63,685,294
Nortel Networks Corporation .............   720,000     49,140,000
PMC - Sierra Inc.* ......................   234,000     41,571,562
Rambus Inc.* ............................ 1,211,200    124,753,600
  Total..................................              843,335,372

Engineering and Management Services - 3.32%
Incyte Pharmaceuticals, Inc.* ...........   900,000     73,940,625
Paychex, Inc. ........................... 1,350,000     56,700,000
  Total..................................              130,640,625

Industrial Machinery and Equipment - 9.99%
Apple Computer, Inc.* ...................   894,000     46,795,313
Applied Materials, Inc.* ................   789,700     71,591,241
Cisco Systems, Inc.* .................... 1,501,800     95,411,231
Cooper Cameron Corporation* .............   257,300     16,981,800
Dell Computer Corporation* ..............   833,100     41,108,278
EMC Corporation* ........................   573,900     44,154,431
Extreme Networks, Inc.* .................   300,000     31,546,875
Sun Microsystems, Inc.* .................   500,000     45,484,375
  Total..................................              393,073,544

Instruments and Related Products - 3.61%
Agilent Technologies, Inc.* .............   136,884     10,095,229
Guidant Corporation* ....................   862,400     42,688,800
Medtronic, Inc. .........................   800,000     39,850,000
Teradyne, Inc.* .........................   671,200     49,333,200
  Total..................................              141,967,229

Motion Pictures - 0.77%
Time Warner Incorporated ................   400,000     30,400,000

Oil and Gas Extraction - 1.44%
Apache Corporation ......................   663,400     39,016,213
Schlumberger Limited ....................   237,500     17,723,437
  Total..................................               56,739,650

Transportation Equipment - 2.84%
Boeing Company (The) ....................   960,000     40,140,000
General Dynamics Corporation* ...........   670,100     35,012,725
Lockheed Martin Corporation ............. 1,469,800     36,469,413
  Total..................................              111,622,138

TOTAL COMMON STOCKS - 75.60%                        $2,975,226,751
(Cost: $1,260,537,979)

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                          Principal
                                          Amount in
                                          Thousands          Value

SHORT-TERM SECURITIES
Commercial Paper
Auto Repair, Services and Parking - 0.51%
PHH Corp.,
  6.77%, 7-18-00.........................   $20,000    $19,936,061

 Chemicals and Allied Products - 1.27%
Air Products and Chemicals, Inc.:
  6.79%, 7-6-00..........................    25,000     24,943,417
  6.79%, 7-13-00.........................    25,000     24,976,425
  Total..................................               49,919,842

 Communication - 1.90%
AT&T Corp.,
  6.5%, 7-13-00..........................    20,000     19,956,667
Bell Atlantic Network Funding Corp.:
  6.74%, 7-5-00..........................    11,695     11,686,242
  6.53%, 7-25-00.........................     8,129      8,093,612
Dominion Resources Inc.,
  6.84%, 7-11-00.........................    10,000      9,981,000
U S West Communications Inc.:
  6.8%, 7-11-00..........................    15,000     14,971,666
  6.8%, 7-18-00..........................    10,000      9,967,889
  Total..................................               74,657,076

 Depository Institutions - 1.83%
Canadian Imperial Bank of Commerce - NY,
  6.58%, 7-12-00.........................    35,000     35,000,000
Dresdner U.S. Finance Inc.,
  6.49%, 7-10-00.........................    17,180     17,152,126
Societe Generale N.A. Inc.,
  6.52%, 7-10-00.........................    20,000     19,967,400
    Total......................                         72,119,526

 Electric, Gas and Sanitary Services - 5.13%
Bay State Gas Co.,
  6.51%, 7-12-00.........................    26,250     26,197,785
Carolina Power & Light Co.,
  6.52%, 7-6-00..........................    24,293     24,271,001
Commonwealth Edison Co.,
  6.8%, 7-20-00..........................    10,312     10,274,991
Detroit Edison Co.,
  7.0%, 7-14-00..........................     5,000      4,987,361

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                          Principal
                                          Amount in
                                          Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services (Continued)
Georgia Power Co.,
  6.55%, 7-17-00.........................    18,125   $ 18,072,236
National Fuel Gas Co.,
  6.57%, 7-11-00.........................     6,000      5,989,050
PS Colorado Credit Corp.,
  6.9%, 7-10-00..........................    15,155     15,128,858
Public Service Electric & Gas Co.:
  7.05%, 7-12-00.........................    16,300     16,264,887
  6.8%, 7-19-00..........................    22,000     21,925,200
Puget Sound Energy Inc.,
  6.87%, 7-26-00.........................    23,750     23,636,693
Reliant Energy Inc.,
  7.17%, 7-6-00..........................    20,000     19,980,083
Wisconsin Electric Power Co.,
  6.51%, 7-13-00.........................    15,250     15,216,908
  Total..................................              201,945,053

 Electronic and Other Electric Equipment - 0.51%
Whirlpool Corp.,
  6.75%, 7-19-00.........................    20,000     19,932,500

 Fabricated Metal Products - 0.56%
Danaher Corporation,
  6.6738%, Master Note...................    22,246     22,246,000

 Food and Kindred Products - 0.93%
Conagra Inc.:
  6.7%, 7-11-00..........................     9,555      9,537,217
  6.7%, 7-13-00..........................    17,000     16,962,033
General Mills, Inc.,
  6.5288%, Master Note...................    10,240     10,240,000
  Total                                                 36,739,250

 General Merchandise Stores - 0.55%
Wal-Mart Stores, Inc.
  6.5%, 7-11-00..........................    21,750     21,710,729

 Industrial Machinery and Equipment - 0.76%
Deere & Co.,
  6.56%, 7-20-00.........................    15,000     14,948,067
Ingersoll-Rand Company,
  6.87%, 7-13-00.........................    15,000     14,965,650
  Total..................................               29,913,717

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                          Principal
                                          Amount in
                                          Thousands      Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
Instruments and Related Products - 0.46%
Honeywell International Inc.,
  6.62%, 7-24-00.........................    18,000    $17,923,870

 Insurance Carriers - 0.43%
SAFECO Credit Co. Inc.:
  6.83%, 7-12-00.........................    12,000     11,974,957
  6.9%, 8-1-00...........................     5,000      4,970,291
  Total..................................               16,945,248

Miscellaneous Retail - 0.25%
Toys "R" Us Inc.,
  6.9%, 7-28-00..........................    10,000      9,948,250

 Nondepository Institutions - 0.64%
General Electric Capital Corporation,
  6.6%, 7-12-00..........................     3,010      3,003,930
Paccar Financial Corp.,
  6.57%, Master Note.....................       454        454,000
Transamerica Finance Corp.:
  6.62%, 7-7-00..........................    15,000     14,983,450
  6.635%, 7-18-00........................     6,600      6,579,321
  Total..................................               25,020,701

 Paper and Allied Products - 2.16%
Champion International Corporation,
  6.8%, 7-6-00...........................    12,700     12,688,005
International Paper Company:
  7.2%, 7-3-00...........................     2,553      2,551,979
  6.99%, 7-12-00.........................    30,000     29,930,100
Westvaco Corp.:
  6.8%, 7-20-00..........................    20,000     19,928,222
  6.87%, 7-24-00.........................    20,000     19,912,217
  Total                                                 85,010,523

Printing and Publishing - 1.69%
American Greetings Corp.:
  6.52%, 7-10-00.........................    24,000     23,960,880
  6.6%, 7-11-00..........................    17,000     16,968,833
Tribune Co.,
  6.65%, 8-3-00..........................    25,830     25,672,545
  Total..................................               66,602,258

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                          Principal
                                          Amount in
                                          Thousands      Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Security and Commodity Brokers - 0.38%
Merrill Lynch & Co. Inc.,
  6.53%, 7-17-00.........................    15,000    $14,956,200

 Transportation Equipment - 0.63%
Dana Corp.:
  6.82%, 7-5-00..........................    10,000      9,992,422
  6.97%, 7-24-00.........................    15,000     14,933,204
  Total..................................               24,925,626

Total Commercial Paper - 20.59%                        810,452,430

Commercial Paper (backed by irrevocable bank
letter of credit) - 0.85%
 Nondepository Institutions
Agway Financial Corp. (Rabobank Nederland),
  6.5%, 7-11-00..........................    20,750     20,712,535
ED&F Man Finance Inc. (Rabobank Nederland),
  6.58%, 7-24-00.........................    12,705     12,651,589
  Total..................................               33,364,124

MUNICIPAL OBLIGATIONS
 California _  - 1.24%
California Pollution Control Financing
  Authority, Environmental Improvement
  Revenue Bonds (Shell Martinez Refining
  Company Project), Series 1996 (Taxable),
  6.55%, 7-12-00.........................    20,750     20,750,000
Oakland-Alameda County Coliseum Authority, Lease
  Revenue Bonds (Oakland Arena Project),
  1996 Series A-2 Variable Rate Lease Revenue Bonds
  (Taxable), (Canadian Imperial Bank of Commerce),
  6.62%, 7-05-00.........................    18,000     18,000,000
Oakland-Alameda County Coliseum Authority, Lease
  Revenue Bonds (Oakland Coliseum Project),
  2000 Series D Variable Rate Lease Revenue Bonds
  (Taxable), (First Union National Bank),
  6.83%, 7-05-00.........................    10,000     10,000,000
  Total                                                 48,750,000

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
JUNE 30, 2000

                                          Principal
                                          Amount in
                                          Thousands      Value

SHORT-TERM SECURITIES (Continued)
MUNICIPAL OBLIGATIONS (Continued)
 Louisiana _  - 0.48%
Gulf Coast Industrial Development Authority,
  Environmental Facilities Revenue Bonds
  (CITGO Petroleum Corporation Project), Taxable
  Series 1998 (Royal Bank of Canada),
  6.57%, 7-07-00.........................   $10,000    $10,000,000
Industrial Development Board of the Parish
  Of Calcasieu, Inc., Environmental Revenue
  Bonds (CITGO Petroleum Corporation Project),
  Series 1996 (Taxable), (Westdeutsche
  Landesbank Girozentrale):
  6.65%, 8-02-00.........................     9,000      9,000,000
  Total                                                 19,000,000

Total Municipal Obligations - 1.72%                     67,750,000

TOTAL SHORT-TERM SECURITIES - 23.16%                  $911,566,554
(Cost: $911,566,554)

TOTAL INVESTMENT SECURITIES - 98.76%                $3,886,793,305
(Cost: $2,172,104,533)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.24%       48,960,062

NET ASSETS - 100.00%                                $3,935,753,367

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands)
Assets
 Investment securities --
    at value (Notes 1 and 3)..................   $3,886,793
 Cash ........................................            2
 Receivables:
    Investment securities sold................      142,174
    Fund shares sold..........................       36,557
    Dividends and interest....................          866
 Prepaid insurance premium ...................           10
                                                 ----------
    Total assets..............................    4,066,402
                                                 ----------
Liabilities
 Payable for investment securities purchased .      124,553
 Payable to Fund shareholders ................        4,627
 Accrued service fee (Note 2) ................          702
 Accrued transfer agency and
    dividend disbursing (Note 2)..............          502
 Accrued distribution fee (Note 2) ...........          101
 Accrued management fee (Note 2) .............           86
 Accrued accounting services fee (Note 2) ....            8
 Accrued shareholder servicing --Class Y (Note 2)         4
 Other .......................................           66
                                                 ----------
    Total liabilities.........................      130,649
                                                 ----------
      Total net assets .......................   $3,935,753
                                                 ==========

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES                         (Continued)
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)

Net Assets
 $1.00 par value capital stock:
    Capital stock.............................   $  218,371
    Additional paid-in capital................    1,390,461
 Accumulated undistributed income (loss):
    Accumulated undistributed net
      investment loss ........................       (9,907)
    Accumulated undistributed net realized
      gain on investment transactions ........      622,147
    Net unrealized appreciation of
      investments ............................    1,714,681
                                                 ----------
      Net assets applicable to outstanding
         units of capital.....................   $3,935,753
                                                 ==========
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A .....................................       $18.02
 Class B .....................................       $17.85
 Class C .....................................       $17.87
 Class Y .....................................       $18.25
Capital shares outstanding:
 Class A .....................................      213,160
 Class B .....................................        2,997
 Class C .....................................          472
 Class Y .....................................        1,742
Capital shares authorized......................     510,000

                  See notes to financial statements.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
Investment Loss
 Income (Note 1B):
    Interest and amortization.................      $13,140
    Dividends.................................        1,951
                                                   --------
      Total income ...........................       15,091
                                                   --------
 Expenses (Note 2):
    Investment management fee.................       16,607
    Service fees:
      Class A ................................        4,635
      Class B ................................           48
      Class C ................................            8
    Transfer agency and dividend disbursing:
      Class A ................................        2,651
      Class B ................................          123
      Class C ................................           19
    Distribution fees:
      Class A ................................          334
      Class B ................................          146
      Class C ................................           25
    Accounting services fee...................           50
    Custodian fees............................           47
    Shareholder servicing -- Class Y..........           26
    Legal fees................................           18
    Audit fees................................           10
    Other.....................................          251
                                                   --------
      Total expenses .........................       24,998
                                                   --------
         Net investment loss..................       (9,907)
                                                   --------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain on securities .............      589,924
 Unrealized depreciation .............in value
    of investments during the period..........     (686,571)
                                                   --------
    Net loss on investments...................      (96,647)
                                                   --------
      Net decrease in net assets
         resulting from operations............    $(106,554)
                                                   ========

                  See notes to financial statements.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
                                      For the six  For the fiscal
                                     months ended  year ended
                                         June 30,  December 31,
                                             2000        1999
                                     ------------------------
 Increase in Net Assets

 Operations:
    Net investment loss.............   $   (9,907) $  (17,479)
    Realized net gain
      on investments ...............      589,924     288,535
    Unrealized appreciation
      (depreciation) ...............     (686,571)  1,604,183
                                       ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations.................     (106,554)  1,875,239
                                       ----------  ----------
 Distributions to shareholders
    from realized net gains on
    investment transactions (Note 1E):*:
      Class A ......................          ---    (280,167)
      Class B ......................          ---        (988)
      Class C ......................          ---        (171)
      Class Y ......................          ---      (2,276)
                                       ----------  ----------
                                              ---    (283,602)
                                       ----------  ----------
 Capital share transactions (Note 5)      246,853     529,334
                                       ----------  ----------
    Total increase..................      140,299   2,210,971

Net Assets
 Beginning of period ...............    3,795,454   1,674,483
                                       ----------  ----------
 End of period .....................   $3,935,753  $3,795,454
                                       ==========  ==========
    Undistributed net
      investment loss ..............      $(9,901)       $---
                                           ======      ======

*See "Financial Highlights" on pages  - .

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                            For the
                              six
                             months  For the fiscal year ended December 31,
                              ended  ----------------------------------------
                             6/30/00    1999   1998    1997   1996    1995
                           ---------   -----  -----   -----  -----   -----
Net asset value,
beginning of period         $18.43 $ 9.91   $6.71  $7.78   $7.63     $5.07
                             -----  -----    ----  -----   -----     -----
Income from investment
 operations:
Net investment loss          (0.04) (0.09)  (0.03) (0.01)  (0.02)    (0.00)
Net realized and
  unrealized gain (loss) on
  investments......          (0.37)  10.12   3.93   0.46    0.66      2.80
                             -----   -----   ----  -----   -----     -----
Total from investment
 operations ........         (0.41)  10.03   3.90    0.45   0.64      2.80
                             -----   -----   ----   -----  -----     -----
Less distributions from
 capital gains .....         (0.00)  (1.51) (0.70)  (1.52) (0.49)    (0.24)
                             -----   -----   ----   -----  -----     -----
Net asset value,
 end of period .....        $18.02  $18.43  $9.91   $6.71  $7.78     $7.63
                            ======  ======  =====  ====== ======    ======
Total return**......         -2.23% 102.93% 59.31%   7.22%  8.35%    55.37%
Net assets, end of
 period (in
 millions) .........        $3,842  $3,744 $1,668  $1,063   $981      $821
Ratio of expenses to
 average net assets          1.20%*** 1.16%  1.05%   1.02%  0.98%     0.93%
Ratio of net investment
 loss to average
 net assets ........        -0.47%*** -0.79% -0.37% -0.18% -0.33%    -0.07%
Portfolio turnover
 rate ..............        30.01%    40.35% 55.70% 87.68% 33.90%    32.89%

 *Per-share amounts have been adjusted retroactively to reflect the 200%
  stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                           For the          period
                               six            from
                            months         10/4/99*
                             ended         through
                           6/30/00        12/31/99
                         ---------        -------
Net asset value,
 beginning of period        $18.37         $12.64
                             -----          -----
Income from investment
 operations:
Net investment loss          (0.13)         (0.04)
Net realized and
  unrealized gain (loss)
  on investments...          (0.39)          7.28
                             -----          -----
Total from investment
 operations ........         (0.52)          7.24
                             -----          -----
Less distributions from
 capital gains .....         (0.00)         (1.51)
                             -----          -----
Net asset value,
 end of period .....        $17.85         $18.37
                             =====          =====
Total return........         -2.83%         58.62%
Net assets, end of
 period (in
 millions) .........           $54            $17
Ratio of expenses to
 average net assets           2.47%**        2.64%**
Ratio of net investment
 loss to average
 net assets ........         -1.59%**       -2.35%**
Portfolio turnover
 rate ..............         30.01%         40.35%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                           For the          period
                               six            from
                            months         10/4/99*
                             ended         through
                           6/30/00         12/31/99
                         ---------        -------
Net asset value,
 beginning of period        $18.38         $12.64
                             -----          -----
Income from investment
 operations:
Net investment loss          (0.14)         (0.04)
Net realized and
  unrealized gain (loss)
  on investments...          (0.37)          7.29
                             -----          -----
Total from investment
operations ........          (0.51)          7.25
                             -----          -----
Less distributions from
 from capital gains          (0.00)         (1.51)
                             -----          -----
Net asset value,
 end of period .....         $17.87         $18.38
                             =====          =====
Total return........         -2.78%         58.70%
Net assets, end of
 period (in
 millions) .........            $8             $3
Ratio of expenses to
 average net assets           2.40%**        2.42%**
Ratio of net investment
 loss to average
 net assets ........         -1.56%**       -2.19%**
Portfolio turnover
 rate ..............          30.01%         40.35%**

 *Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                           For the
                               six    For the fiscal year  For the
                            months     ended December 31,  period from
                             ended   --------------------  2/27/96** to
                           6/30/00    1999   1998    1997  12/31/96
                           -------   -----  -----   -----  ----------
Net asset value,
beginning of period         $18.65  $ 9.98   $6.74  $7.79   $8.02
                             -----   -----    ----  -----   -----
Income from investment
operations:
Net investment
  loss.............          (0.03)  (0.04)  (0.01) (0.00)  (0.01)
Net realized and
  unrealized gain (loss)
  on investments...          (0.37)  10.22    3.95   0.47    0.27
                             -----   -----    ----  -----   -----
Total from investment
  operations ........        (0.40)  10.18    3.94   0.47    0.26
                             -----   -----    ----  -----   -----
Less distributions from
  capital gains .....        (0.00)  (1.51)  (0.70) (1.52)  (0.49)
                             -----   -----    ----  -----   -----
Net asset value,
  end of period .....       $18.25  $18.65   $9.98  $6.74   $7.79
                             =====   =====    ====  =====   =====
Total return........         -2.15% 103.72%  59.71%  7.43%   3.25%
Net assets, end of
  period (in
  millions) .........          $32     $31      $6     $4      $3
Ratio of expenses to
  average net assets          0.98%***0.95%  0.79%   0.85%   0.80%***
Ratio of net investment
  loss to average
  net assets ........        -0.26%***-0.59%-0.12%  -0.01%  -0.12%***
Portfolio turnover
  rate ..............        30.01%   40.35% 55.70% 87.68%  33.90%***

 *Per-share amounts have been adjusted retroactively to reflect the 200%
  stock dividend effected June 26, 1998.
**Commencement of operations.
***Annualized.

                  See notes to financial statements.

WADDELL & REED ADVISORS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

NOTE 1 -- Significant Accounting Policies

    Waddell & Reed Advisors Funds, Inc. (the "Corporation"), formerly
United Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.  Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B.  Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 --
    Investment Securities Transactions.

C.  Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.  Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax.
    Accordingly, provision has not been made for Federal income taxes. See
    Note 4 -- Federal Income Tax Matters.

E.  Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
    United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated
Persons

    The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business.
The fee is payable by each Fund at the following annual rates:

                                                           Annual
Fund                     Net Asset Breakpoints              Rate
---------------------------------------------------------------------
Waddell & Reed Advisors Accumulative Fund
                        Up to $1 Billion                   .700%
                        Over $1 Billion up to $2 Billion   .650%
                        Over $2 Billion up to $3 Billion   .600%
                        Over $3 Billion                    .550%

Waddell & Reed Advisors Bond Fund
                        Up to $500 Million                 .525%
                        Over $500 Million up to $1 Billion .500%
                        Over $1 Billion up to $1.5 Billion .450%
                        Over $1.5 Billion                  .400%

Waddell & Reed Advisors Income Fund
                        Up to $1 Billion                   .700%
                        Over $1 Billion up to $2 Billion   .650%
                        Over $2 Billion up to $3 Billion   .600%
                        Over $3 Billion up to $6 Billion   .550%
                        Over $6 Billion                    .500%

Waddell & Reed Advisors Science and
 Technology Fund        Up to $1 Billion                   .850%
                        Over $1 Billion up to $2 Billion   .830%
                        Over $2 Billion up to $3 Billion   .800%
                        Over $3 Billion                    .760%

The Corporation accrues and pays this fee daily.

    Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment
Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

    The Corporation has an Accounting Services Agreement with Waddell &
Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                     Accounting Services Fee
                 Average
              Net Asset Level                Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------
         From $    0  to $   10               $      0
         From $   10  to $   25               $ 10,000
         From $   25  to $   50               $ 20,000
         From $   50  to $  100               $ 30,000
         From $  100  to $  200               $ 40,000
         From $  200  to $  350               $ 50,000
         From $  350  to $  550               $ 60,000
         From $  550  to $  750               $ 70,000
         From $  750  to $1,000               $ 85,000
              $1,000 and Over                 $100,000

    For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

    As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for
Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2000, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                      CDSC
                                  Gross Sales    -----------------
                                  Commissions    Class B   Class C
  Waddell & Reed Advisors
    Accumulative Fund             $1,779,751    $ 1,614    $  478
  Waddell & Reed Advisors
    Bond Fund                        514,430      1,905       144
  Waddell & Reed Advisors
    Income Fund                    8,219,393     18,743     1,932
  Waddell & Reed Advisors Science
    and Technology Fund            8,253,468     18,379     8,222

      With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the
Corporation's shares, except for registration fees and related expenses.
During the period ended June 30, 2000, W&R paid the following amounts:
Waddell & Reed Advisors Accumulative Fund - $1,203,990; Waddell & Reed
Advisors Bond Fund - $377,396; Waddell & Reed Advisors Income Fund -
$5,500,004; and Waddell & Reed Advisors Science and Technology Fund -
$5,716,651.

    Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

    Under the Distribution and Service Plan adopted by the Corporation for
Class B shares and Class C shares, respectively, each Fund may pay Waddell
& Reed, Inc. a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

    The Corporation paid Directors' fees of $238,726, which are included in other expenses.

    W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services,
Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

    Investment securities transactions for the period ended June 30, 2000 are summarized as follows:

                                                                      Waddell &
                           Waddell &      Waddell &     Waddell &   Reed Advisors
                       Reed Advisors  Reed Advisors  Reed Advisors    Science and
                        Accumulative           Bond         Income     Technology
                                Fund           Fund           Fund           Fund
                         -----------   ------------   ------------   ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities   $4,534,685,349  $24,270,552 $2,352,906,053 $1,089,561,508
Purchases of U.S. Government
 obligations                        ---   42,523,477            ---            ---
Purchases of short-term
 securities               2,794,744,592  747,655,624  2,519,168,788  6,151,566,963
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities    4,469,649,621   20,164,074  2,422,460,723  1,679,962,010
Proceeds from maturities and
 sales of U.S. Government
 obligations                        ---   59,220,323     37,000,000            ---
Proceeds from maturities and sales
 of short-term securities 2,951,874,213  744,476,841  2,816,124,951  5,390,099,967

    For Federal income tax purposes, cost of investments owned at June 30,
2000 and the related appreciation (depreciation) were as follows:

                                                                            Aggregate
                                                                         Appreciation
                                      Cost   Appreciation  Depreciation (Depreciation)
                                 ----------------------------------------------------
Waddell & Reed Advisors
 Accumulative Fund          $2,274,292,903   $185,691,117 $(173,315,732)   $12,375,385
Waddell & Reed Advisors
 Bond Fund                     501,981,571      4,237,624   (14,014,508)    (9,776,884)
Waddell & Reed Advisors
 Income Fund                 5,783,381,145  3,506,183,371  (299,756,604) 3,206,426,767
Waddell & Reed Advisors
 Science and Technology Fund 2,172,105,048  1,736,915,369   (22,227,112) 1,714,688,257

NOTE 4 -- Federal Income Tax Matters

    The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed Advisors
Accumulative Fund, Waddell & Reed Advisors Income Fund and Waddell & Reed
Advisors Science and Technology Fund realized capital gain net income of
$268,545,845, $836,278,477 and $271,055,351, respectively, during the year ended December 31, 1999, a portion of which was paid to shareholders during the period ended December 31, 1999. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, Waddell & Reed Advisors Bond Fund realized capital gain net income of $159,085 during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers of Waddell & Reed Advisors Bond Fund aggregated $18,314,931 as of December
31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows:  $18,234,028 at December 31, 2002 and $80,903 at December 31,
2003.

    Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-
October losses"). From November 1, 1999 through December 31, 1999, Waddell
& Reed Advisors Bond Fund incurred net capital losses of $655,692, which have been deferred to the fiscal year ending December 31, 2000.

NOTE 5 -- Multiclass Operations

    Each Fund is authorized to offer four classes of shares, Class A,
Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the
Statement of Additional Information for the Fund.

    Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

    Transactions in capital stock for the period ended June 30, 2000 are summarized below. Amounts are in thousands.

                                                                    Waddell &
                          Waddell &     Waddell &     Waddell & Reed Advisors
                      Reed Advisors Reed Advisors Reed Advisors   Science and
                       Accumulative          Bond        Income    Technology
                               Fund          Fund          Fund          Fund
                        -----------  ------------  ------------   -----------
Shares issued from sale
 of shares:
 Class A                     11,959        65,838        48,425        64,333
 Class B                        864           610         4,097         2,154
 Class C                        144           141         1,012           383
 Class Y                         63            91         2,476           878
Shares issued from
 reinvestment of dividends:
 Class A                        252         2,150           698           ---
 Class B                        ---            14           ---           ---
 Class C                        ---             2           ---           ---
 Class Y                          1            12            49           ---
Shares redeemed:
 Class A                    (17,423)      (70,409)      (90,741)       (54,290)
 Class B                        (24)          (49)         (280)          (100)
 Class C                         (6)          (26)          (44)           (66)
 Class Y                        (56)          (92)      (12,827)          (801)
                         ----------   -----------    ----------     ----------
Increase (decrease) in
 outstanding capital
 shares                      (4,226)       (1,718)      (47,135)        12,491
                         ==========   ===========    ==========     ==========
Value issued from sale
 of shares:
 Class A .............     $115,566      $391,943      $417,928  $1,235,067
 Class B .............                      8,327         3,627      35,425
 Class C .............                      1,389           836       8,762
 Class Y .............          609           544        21,614      17,482
Value issued from
 reinvestment of dividends:
 Class A .............        2,493        12,770         6,250         ---
 Class B .............                        ---            83         ---
 Class C .............                        ---            14         ---
 Class Y .............           11            72           439         ---
Value redeemed:
 Class A .............     (168,489)     (419,015)     (774,638) (1,036,580)
 Class B .............                       (231)         (295)     (2,413)
 Class C .............                        (59)         (155)       (380)
 Class Y .............         (540)         (547)     (109,198)    (15,333)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital .     $(40,924)     $(10,123)    $(396,211)   $246,853
                           ========      ========     =========    ========

    Transactions in capital stock for the period ended December 31, 1999 are summarized below. Amounts are in thousands.

                                                                 Waddell &
                          Waddell &     Waddell &     Waddell &Reed Advisors
                      Reed Advisors Reed Advisors Reed Advisors Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A .............       20,270        74,231        95,818      70,704
 Class B .............          275           333         1,568         888
 Class C .............           34            62           162         145
 Class Y .............          304           357         6,515       1,484
Shares issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A .............       28,019         4,402        67,006      16,066
 Class B .............           26             1            77          60
 Class C .............            4           ---*            8          10
 Class Y .............           65            23         2,656          94
Shares redeemed:
 Class A .............      (27,719)      (80,926)     (146,624)    (52,059)
 Class B .............          (13)          (45)          (34)         (4)
 Class C .............         (---)*         (14)           (1)         (1)
 Class Y .............         (291)         (917)      (27,430)       (504)
                             ------        ------       -------      ------
Increase (decrease) in
 outstanding capital
 shares ..............       20,974        (2,493)         (279)     36,883
                             ======        ======       =======      ======
Value issued from sale
 of shares:
 Class A .............     $176,177      $455,677    $  746,043    $884,275
 Class B .............        2,464         2,000        12,526      13,812
 Class C .............          309           372         1,289       2,282
 Class Y .............        2,560         2,207        50,345      18,437
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A .............      236,622        27,368       524,162     266,218
 Class B .............          223             9           606         988
 Class C .............           34             1            66         171
 Class Y .............          550           141        20,760       1,577
Value redeemed:
 Class A .............     (245,823)     (496,408)   (1,151,669)   (652,677)
 Class B .............         (122)         (266)         (277)        (72)
 Class C .............         (---)*         (81)           (8)        (10)
 Class Y .............       (2,467)       (5,808)     (215,601)     (5,667)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital .     $170,527      $(14,788)    $ (11,758)   $529,334
                           ========      ========     =========    ========
    *Not shown due to rounding.

Note 6 -- Securities Loaned

    On June 30, 2000 there were no securities outstanding on loan. If securities were on loan, however, the aggregate amount of such loans must be secured by 100% of the market value of the securities loaned. The Fund derives income from its securities lending activities. These arrangements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended June 30, 2000, the Fund derived approximately $49,750 of income, net of related expenses, from its security lending activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors
Accumulative Fund, Waddell & Reed Advisors Bond Fund, Waddell & Reed
Advisors Income Fund, and Waddell & Reed Advisors Science and Technology
Fund (collectively the "Funds") comprising Waddell & Reed Advisors Funds,
Inc. (formerly United Funds, Inc.) as of June 30, 2000, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and fiscal year ended December 31, 1999, and the financial highlights for the six-month period ended June 30, 2000 and for each of the five fiscal years in the period ended December 31, 1999. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors Funds,
Inc. as of June 30, 2000, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and fiscal year ended December 31, 1999 and the financial highlights for the six-month period June 30, 2000 and for each of the five fiscal years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP
Kansas City, Missouri
August 4, 2000

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS
Business Services - 9.96%
Alcatel (A) .............................   120,000 $   27,559,728
America Online, Inc.* ...................   125,000      9,429,687
BroadVision, Inc.* ......................   125,000     21,257,812
Citrix Systems, Inc.* ...................   300,000     36,890,625
Clear Channel Communications, Inc.* .....   350,000     31,237,500
Getty Images, Inc.* .....................   250,000     12,250,000
Intuit Inc.* ............................   700,000     41,934,375
Netopia, Inc.* ..........................   200,000     10,918,750
Phone.com, Inc.* ........................   100,000     11,618,750
Veritas Software Corp.* .................   150,000     21,464,063
  Total..................................              224,561,290

Chemicals and Allied Products - 9.44%
American Home Products Corporation ...... 1,200,000     47,325,000
Forest Laboratories, Inc.* .............. 1,100,000     67,581,250
Pharmacia & Upjohn, Inc. ................ 1,100,000     49,500,000
Schering-Plough Corporation ............. 1,000,000     42,187,500
Warner-Lambert Company ..................    75,000      6,145,313
  Total..................................              212,739,063

Communication - 16.74%
AT&T Corp. - Liberty Media Group,
  Class A*...............................   700,000     39,725,000
CBS Corporation* ........................   150,000      9,590,625
Deutsche Telekom AG, ADR ................   300,000     21,300,000
EchoStar Communications Corporation,
  Class A*...............................   475,000     46,253,125
General Motors Corporation, Class H* ....   250,000     24,000,000
MediaOne Group, Inc.* ................... 1,000,000     76,812,500
Nextel Communications, Inc.* ............   300,000     30,928,125
Nippon Telegraph and Telephone
  Corporation, ADR.......................   200,000     17,225,000
Telefonaktiebolaget LM Ericsson, ADR,
  Class B................................   400,000     26,262,500
VoiceStream Wireless Corporation (B)* ...   600,000     85,256,250
  Total..................................              377,353,125

Depository Institutions - 2.46%
Citigroup Inc. .......................... 1,000,000     55,562,500

Electric, Gas and Sanitary Services - 0.49%
Columbia Gas Systems, Inc. ..............   175,000     11,068,750

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

Shares                                    Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 17.62%
Broadcom Corporation, Class A* ..........   150,000 $   40,851,563
Intel Corporation                           500,000     41,140,625
JDS Uniphase Corporation* ...............   900,000    145,181,250
Maxim Integrated Products, Inc.* ........   500,000     23,578,125
Nokia Corporation, Series A, ADR ........   300,000     57,000,000
Nortel Networks Corporation .............   500,000     50,500,000
Rambus Inc. (B)* ........................   250,000     16,851,562
Scientific-Atlanta, Inc. ................   400,000     22,250,000
  Total..................................              397,353,125

Health Services - 3.93%
Columbia/HCA Healthcare Corporation ..... 2,000,000     58,625,000
StanCorp Financial Group, Inc. ..........   252,700      6,364,881
Tenet Healthcare Corporation* ........... 1,000,000     23,500,000
  Total..................................               88,489,881

Industrial Machinery and Equipment - 9.60%
Cisco Systems, Inc.* ....................   700,000     74,965,625
Juniper Networks, Inc.* .................    70,000     23,775,938
Mannesmann AG, Registered Shares (A) ....   200,000     48,249,670
Novellus Systems, Inc.* .................   250,000     30,632,812
Sun Microsystems, Inc.* .................   500,000     38,703,125
  Total..................................              216,327,170

Insurance Carriers - 11.60%
Allmerica Financial Corporation .........   400,000     22,250,000
American General Corporation ............   500,000     37,937,500
Aon Corporation .........................   550,000     22,000,000
Chubb Corporation (The) .................   500,000     28,156,250
Everest Reinsurance Holdings, Inc. ......   500,000     11,156,250
Liberty Corporation (The) ...............   350,000     14,765,625
Lincoln National Corporation ............   700,000     28,000,000
Nationwide Financial Services, Class A ..   375,000     10,476,563
Oxford Health Plans Inc.* ...............   700,000      8,903,125
ReliaStar Financial Corp. ...............   700,000     27,431,250
SAFECO Corporation* .....................   500,000     12,421,875
St. Paul Companies, Inc. (The) ..........   700,000     23,581,250
Torchmark Corporation ...................   500,000     14,531,250
  Total..................................              261,610,938

Motion Pictures - 0.96%
Time Warner Incorporated ................   300,000     21,731,250

Nondepository Institutions - 1.41%
CIT Group, Inc. (The), Class A .......... 1,500,000     31,687,500

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

                                            Shares       Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 4.27%
Anadarko Petroleum Corporation ..........   900,000$    30,712,500
Burlington Resources Incorporated .......   400,000     13,225,000
USX Corporation - Marathon Group ........   900,000     22,218,750
Unocal Corporation ......................   900,000     30,206,250
  Total..................................               96,362,500

Paper and Allied Products - 0.99%
Consolidated Papers, Inc. ...............   700,000     22,268,750

Petroleum and Coal Products - 2.57%
Exxon Mobil Corporation .................   500,000     40,281,250
Texaco Inc. .............................   325,000     17,651,563
  Total..................................               57,932,813

Printing and Publishing - 0.08%
Viacom Inc., Class A* ...................    30,000      1,813,125

Wholesale Trade -- Nondurable Goods - 1.02%
U.S. Foodservice* ....................... 1,374,300     23,019,525

TOTAL COMMON STOCKS - 93.14%                  $2,099,881,305
(Cost: $1,705,049,585)

                                          Principal
                                          Amount in
                                          Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 1.06%
PHH Corp.,
  7.1%, 1-11-00..........................   $24,000     23,952,667

 Depository Institutions - 1.68%
Deutsche Bank Financial Inc.,
  6.75%, 1-6-00..........................    20,000     19,981,250
Toronto-Dominion Holdings USA Inc.,
  6.9%, 1-10-00..........................    10,000      9,982,750
UBS Finance (DE) Inc.,
  4.4%, 1-5-00...........................     8,000      7,996,089
  Total..................................               37,960,089

 Electric, Gas and Sanitary Services - 0.67%
Michigan Consolidated Gas Co.,
  5.0%, 1-6-00...........................    10,000      9,993,055
Questar Corp.,
  6.5%, 1-13-00..........................     5,000      4,989,167
  Total..................................               14,982,222

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999
                                          Principal
                                          Amount in
                                          Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electronic and Other Electric Equipment - 1.29%
Motorola, Inc.,
  5.0%, 1-5-00...........................   $15,000 $   14,991,667
Sony Capital Corp.,
  6.4%, 1-13-00..........................    14,000     13,970,133
  Total..................................               28,961,800

 Fabricated Metal Products - 0.10%
Danaher Corporation,
  6.49%, Master Note.....................     2,123      2,123,000

 Food and Kindred Products - 0.16%
General Mills, Inc.,
  6.345%, Master Note....................     1,638      1,638,000
Ralston Purina Co.,
  6.62%, 1-24-00.........................     2,000      1,991,541
  Total..................................                3,629,541

 Nondepository Institutions - 0.40%
PACCAR Financial Corp.,
  5.2757%, Master Note...................     5,499      5,499,000
Textron Financial Corp.,
  8.3%, 1-5-00...........................     3,500      3,496,772
  Total..................................                8,995,772

 Printing and Publishing - 0.97%
American Greetings Corp.,
  6.7%, 1-10-00..........................    22,000     21,963,150

 Wholesale Trade - Nondurable Goods - 0.66%
Enron Corp.,
  6.0%, 1-14-00..........................    15,000     14,967,500

Total Commercial Paper - 6.99%                         157,535,741

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.33%
 Electric, Gas and Sanitary Services
AES Hawaii Inc. (Bank of America NT & SA),
  6.2%, 1-21-00..........................     7,500      7,474,167

TOTAL SHORT-TERM SECURITIES - 7.32%                   $165,009,908
(Cost: $165,009,908)

TOTAL INVESTMENT SECURITIES - 100.46%               $2,264,891,213
(Cost: $1,870,059,493)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.46%)    (10,282,419)

NET ASSETS - 100.00%                                $2,254,608,794

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.12%
Procter & Gamble Company (The),
  8.0%, 9-1-24...........................   $10,000   $ 10,740,800

Communication - 3.14%
BellSouth Telecommunications, Inc.,
  5.85%, 11-15-45........................     3,000      2,982,750
Cox Trust II,
  7.0%, 8-16-04..........................     2,500      2,430,525
Jones Intercable, Inc.,
  9.625%, 3-15-02........................     2,500      2,598,200
Tele-Communications, Inc.,
  8.35%, 2-15-05.........................     7,500      7,880,550
  Total..................................               15,892,025

Depository Institutions - 10.65%
AmSouth Bancorporation,
  6.75%, 11-1-25.........................     6,500      6,216,275
Chevy Chase Savings Bank, F.S.B.,
  9.25%, 12-1-05.........................     1,500      1,432,500
First Union Corporation:
  6.824%, 8-1-26.........................     7,500      7,365,225
  6.55%, 10-15-35........................     4,500      4,303,440
Kansallis-Osake-Pankki,
  10.0%, 5-1-02..........................     6,000      6,335,460
National Westminster Bank plc,
  7.375%, 10-1-09........................     4,250      4,153,227
NationsBank Corporation,
  8.57%, 11-15-24........................     5,000      5,363,800
SouthTrust Bank of Alabama, National Association:
  5.58%, 2-6-06..........................     7,800      7,704,060
  7.69%, 5-15-25.........................     5,000      5,004,600
Sovereign Bancorp, Inc.,
  8.0%, 3-15-03..........................     2,000      1,900,000
Wachovia Corporation,
  6.605%, 10-1-25........................     4,250      4,069,035
  Total..................................               53,847,622

Electric, Gas and Sanitary Services - 6.27%
California Infrastructure and Economic Development
  Bank, Special Purpose Trust:
  PG&E-1,
  6.42%, 9-25-08.........................     5,000      4,839,600
  SCE-1,
  6.38%, 9-25-08.........................     5,000      4,820,300
Cleveland Electric Illuminating Co. (The),
  9.5%, 5-15-05..........................     4,000      4,165,120

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
Entergy Arkansas, Inc.,
  7.5%, 8-1-07...........................   $ 3,750   $  3,800,887
Korea Electric Power Corporation,
  6.375%, 12-1-03........................     2,500      2,370,975
Niagara Mohawk Power Corporation:
  9.5%, 6-1-00...........................     1,000      1,011,110
  7.375%, 7-1-03.........................     4,159      4,140,406
TXU Eastern Funding Company,
  6.45%, 5-15-05.........................     3,250      3,063,125
Union Electric Co.,
  8.25%, 10-15-22........................     3,500      3,501,435
  Total..................................               31,712,958

Electronic and Other Electric Equipment - 1.80%
Motorola, Inc.,
  8.4%, 8-15-31..........................     8,500      9,100,780

Food and Kindred Products - 3.60%
Anheuser-Busch Companies, Inc.,
  7.0%, 9-1-05...........................     3,000      2,948,580
Coca-Cola Enterprises Inc.:
  0.0%, 6-20-20..........................    36,000      7,315,200
  6.7%, 10-15-36.........................     5,500      5,433,450
Coca-Cola FEMSA, S.A. de C.V.,
  8.95%, 11-1-06.........................     2,500      2,500,000
  Total..................................               18,197,230

General Merchandise Stores - 1.12%
Fred Meyer, Inc.:
  7.15%, 3-1-03..........................     3,750      3,702,375
  7.45%, 3-1-08..........................     2,000      1,947,600
  Total..................................                5,649,975

Health Services - 0.96%
Tenet Healthcare Corporation,
  7.875%, 1-15-03........................     5,000      4,850,000

Holding and Other Investment Offices - 2.40%
Bay Apartment Communities, Inc.,
  6.5%, 1-15-05..........................     3,000      2,775,120
GRUMA, S.A. de C.V.,
  7.625%, 10-15-07.......................     3,500      3,053,750
NBD Bank, National Association,
  8.25%, 11-1-24.........................     6,000      6,310,980
  Total..................................               12,139,850

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 0.48%
Coltec Industries Inc.,
  7.5%, 4-15-08..........................   $ 2,500   $  2,413,375

Insurance Carriers - 0.36%
Reliance Group Holdings, Inc.,
  9.0%, 11-15-00.........................     2,000      1,800,000

Nondepository Institutions - 7.99%
Asset Securitization Corporation,
  7.49%, 4-14-29.........................     6,000      5,972,220
CHYPS CBO 1997-1 Ltd.,
  6.72%, 1-15-10 (C).....................     8,500      7,820,000
Equicon Loan Trust,
  7.3%, 2-18-13..........................     4,571      4,510,087
General Motors Acceptance Corporation,
  8.875%, 6-1-10.........................     5,500      6,022,720
IMC Home Equity Loan Trust,
  6.9%, 1-20-22..........................     4,500      4,445,145
Norse CBO, Ltd. and Norse CBO, Inc.,
  6.515%, 8-13-10 (C)....................     3,750      3,503,925
Residential Asset Securities Corporation,
  Mortgage Pass-Through Certificates,
  8.0%, 10-25-24.........................     3,263      3,283,600
Westinghouse Electric Corporation,
  8.875%, 6-14-14........................     4,500      4,837,635
  Total..................................               40,395,332

Oil and Gas Extraction - 2.22%
Anadarko Petroleum Corporation,
  7.25%, 3-15-25.........................     5,000      5,000,900
Mitchell Energy & Development Corp.,
  9.25%, 1-15-02.........................       165        168,820
Oryx Energy Company,
  10.0%, 4-1-01..........................     3,500      3,607,205
Pemex Finance Ltd.,
  5.72%, 11-15-03........................     2,500      2,431,250
  Total..................................               11,208,175

Paper and Allied Products - 2.05%
Canadian Pacific Forest Products Ltd.,
  9.25%, 6-15-02.........................     4,500      4,639,185
Champion International Corporation,
  6.4%, 2-15-26..........................     6,100      5,706,611
  Total..................................               10,345,796

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Petroleum and Coal Products - 1.35%
Conoco Inc.,
  5.9%, 4-15-04..........................   $ 3,000   $  2,864,010
YPF Sociedad Anoima,
  8.0%, 2-15-04..........................     4,000      3,960,480
  Total..................................                6,824,490

Printing and Publishing - 1.20%
Quebecor Printing Capital Corporation,
  6.5%, 8-1-27...........................     6,500      6,051,500

Railroad Transportation - 0.98%
CSX Corporation,
  6.95%, 5-1-27..........................     5,000      4,965,700

Security and Commodity Brokers - 1.02%
Salomon Inc.,
  3.65%, 2-14-02.........................     5,000      5,161,700

Stone, Clay and Glass Products - 1.71%
Cemex, S.A. de C.V.,
  9.5%, 9-20-01..........................     3,500      3,578,750
Owens-Illinois, Inc.,
  7.15%, 5-15-05.........................     3,250      3,004,918
USG Corporation,
  9.25%, 9-15-01.........................     2,000      2,046,400
  Total..................................                8,630,068

Transportation Equipment - 0.18%
Federal-Mogul Corporation,
  7.75%, 7-1-06..........................     1,000        925,930

United States Postal Service - 0.30%
Postal Square Limited Partnership,
  6.5%, 6-15-22..........................     1,684      1,519,232

TOTAL CORPORATE DEBT SECURITIES - 51.90%              $262,372,538
(Cost: $271,134,086)

OTHER GOVERNMENT SECURITIES
Canada - 5.96%
Hydro-Quebec:
  8.05%, 7-7-24..........................    10,000     10,561,400
  7.4%, 3-28-25..........................     5,150      5,539,495
Province de Quebec:
  5.67%, 2-27-26.........................     9,200      9,102,940
  6.29%, 3-6-26..........................     5,000      4,896,150
  Total..................................               30,099,985

         See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

OTHER GOVERNMENT SECURITIES (Continued)
Korea - 0.50%
Korea Development Bank (The),
  7.9%, 2-1-02...........................   $ 2,500   $  2,505,200

Supranational - 1.07%
Inter-American Development Bank,
  8.4%, 9-1-09...........................     5,000      5,430,950

TOTAL OTHER GOVERNMENT SECURITIES - 7.53%             $ 38,036,135
(Cost: $37,513,853)

UNITED STATES GOVERNMENT SECURITIES
Federal Home Loan Mortgage Corporation:
  7.5%, 2-15-07..........................     5,041      5,067,420
  6.5%, 9-25-18..........................     2,000      1,921,240
  7.0%, 1-15-19..........................     2,000      1,966,860
  7.5%, 4-15-19..........................    13,408     13,454,283
  6.25%, 1-15-21.........................    12,000     11,632,440
Federal National Mortgage Association:
  7.0%, 7-25-06..........................     8,888      8,871,405
  6.09%, 4-1-09..........................     4,461      4,074,693
  0.0%, 2-12-18..........................     4,500      1,228,410
  7.0%, 9-25-20..........................     2,000      1,973,120
  6.5%, 8-25-21..........................     2,500      2,411,700
  7.0%, 8-25-21..........................    10,000      9,850,000
  7.0%, 6-1-24...........................     5,989      5,790,134
  6.0%, 12-1-28..........................     6,655      6,087,498
Government National Mortgage Association:
  7.5%, 7-15-23..........................     2,830      2,812,399
  7.5%, 12-15-23.........................     3,211      3,191,381
  8.0%, 9-15-25..........................     4,252      4,320,404
  7.0%, 7-20-27..........................       249        239,344
  7.0%, 9-20-27..........................     4,049      3,890,543
  7.5%, 7-15-29..........................     4,588      4,536,174
  7.75%, 10-15-31........................     1,962      1,965,497
Tennessee Valley Authority,
  5.88%, 4-1-36..........................     3,750      3,513,862
United States Department of Veterans Affairs,
  Guaranteed Remic Pass-Through Certificates,
  Vendee Mortgage Trust:
  1997-2 Class C,
  7.5%, 8-15-17..........................     4,000      4,011,240
  1998-1 Class 2-B,
  7.0%, 6-15-19..........................       750        744,135
  1999-2 Class 1-B,
  6.5%, 7-15-19..........................     5,500      5,343,580
  1999-2 Class 3-B,
  6.5%, 2-15-20..........................     4,000      3,806,240

         See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
United States Treasury:
  5.75%, 10-31-00........................   $ 3,000   $  2,991,570
  6.625%, 3-31-02........................    12,000     12,082,440
  5.5%, 3-31-03..........................     5,500      5,363,380
  7.5%, 2-15-05..........................     7,500      7,822,275
  6.5%, 8-15-05..........................     5,750      5,750,000
  6.5%, 10-15-06.........................    14,000     13,962,760
  11.25%, 2-15-15........................     2,500      3,533,975
  6.125%, 11-15-27.......................    20,000     18,612,400

TOTAL UNITED STATES GOVERNMENT
SECURITIES - 36.17%                                   $182,822,802
(Cost: $187,419,092)

TOTAL SHORT-TERM SECURITIES - 3.46%                   $ 17,490,257
(Cost: $17,490,257)

TOTAL INVESTMENT SECURITIES - 99.06%                  $500,721,732
(Cost: $513,557,288)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%        4,772,185

NET ASSETS - 100.00%                                  $505,493,917

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                             Shares          Value

COMMON STOCKS
Amusement and Recreation Services - 1.43%
Walt Disney Company (The) ............... 4,105,000 $  120,071,250

Building Materials and Garden Supplies - 0.73%
Home Depot, Inc. (The) ..................   891,300     61,109,756

Business Services - 6.49%
America Online, Inc.* ................... 1,007,000     75,965,562
Clear Channel Communications, Inc.* ..... 1,420,000    126,735,000
Microsoft Corporation* .................. 2,006,400    234,184,500
Oracle Corporation* .....................   963,000    107,886,094
  Total..................................              544,771,156

Chemicals and Allied Products - 16.37%
Air Products and Chemicals, Inc. ........ 2,051,700     68,860,181
American Home Products Corporation ...... 1,937,900     76,425,931
Biogen, Inc.* ...........................   500,000     42,234,375
Bristol-Myers Squibb Company ............   494,400     31,734,300
Dow Chemical Company (The) ..............   680,000     90,865,000
du Pont (E.I.) de Nemours and Company ... 2,300,000    151,512,500
Forest Laboratories, Inc.* ..............   723,400     44,443,888
Johnson & Johnson .......................   944,600     87,965,875
Lilly (Eli) and Company ................. 1,637,700    108,907,050
Merck & Co., Inc. ....................... 1,723,100    115,555,394
Monsanto Company ........................ 2,900,000    103,312,500
Pfizer Inc. ............................. 1,802,000     58,452,375
Pharmacia & Upjohn, Inc. ................   943,900     42,475,500
Procter & Gamble Company (The) ..........   509,100     55,778,269
Schering-Plough Corporation ............. 1,727,000     72,857,812
Warner-Lambert Company .................. 2,733,900    224,008,931
  Total..................................            1,375,389,881

Communication - 9.43%
Cox Communications, Inc., Class A* ...... 3,001,800    154,592,700
General Motors Corporation, Class H* ....   759,700     72,931,200
MCI WORLDCOM, Inc.* ..................... 1,555,500     82,490,109
Nippon Telegraph and Telephone
  Corporation (A)........................     4,250     72,823,852
SBC Communications Inc. ................. 1,500,000     73,125,000
Telefonaktiebolaget LM Ericsson, ADR,
  Class B................................ 3,419,000    224,478,719
Vodafone Airtouch Public Limited
  Company, ADR........................... 2,250,000    111,375,000
  Total..................................              791,816,580

Depository Institutions - 3.33%
Bank of America Corporation ............. 1,412,000     70,864,750
Chase Manhattan Corporation (The) ....... 1,050,000     81,571,875
Citigroup Inc. .......................... 2,287,500    127,099,219
  Total..................................              279,535,844

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 0.76%
Duke Energy Corp.......................... 1,275,000  $  63,909,375

Electronic and Other Electric Equipment - 11.00%
Analog Devices, Inc.* ................... 1,575,000    146,475,000
General Electric Company ................ 1,657,800    256,544,550
Intel Corporation ....................... 2,804,000    230,716,625
Nokia, AB (A) ........................... 1,370,000    248,400,181
Rambus Inc.* ............................   623,500     42,027,797
  Total..................................              924,164,153

Fabricated Metal Products - 0.77%
 Gillette Company (The)                   1,569,900     64,660,256

Food and Kindred Products - 0.53%
PepsiCo, Inc. ........................... 1,268,300     44,707,575

Food Stores - 1.42%
  Kroger Co. (The)*                       6,339,000    119,648,625

Furniture and Home Furnishings Stores - 1.55%
Circuit City Stores, Inc. - Circuit
  City Group............................. 2,883,000    129,915,188

General Merchandise Stores - 2.38%
Dayton Hudson Corporation ...............   882,600     64,815,938
Wal-Mart Stores, Inc. ................... 1,950,000    134,793,750
  Total..................................              199,609,688

Holding and Other Investment Offices - 1.58%
ABB Ltd. [Switzerland] (A)* ............. 1,086,070    132,767,643

Industrial Machinery and Equipment - 8.04%
Baker Hughes Incorporated ............... 1,858,000     39,134,125
Cisco Systems, Inc.* .................... 1,629,000    174,455,719
Deere & Company ......................... 1,116,000     48,406,500
Dell Computer Corporation* .............. 1,969,000    100,357,469
EMC Corporation* ........................ 1,404,000    153,387,000
International Business Machines
  Corporation............................ 1,200,000    129,600,000
Sun Microsystems, Inc.* .................   389,000     30,111,031
  Total..................................              675,451,844

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 2.70%

Guidant Corporation* .................... 2,400,000 $  112,800,000
Medtronic, Inc. ......................... 1,944,000     70,834,500
Raytheon Company, Class A ............... 1,747,181     43,351,929
  Total..................................              226,986,429

Insurance Carriers - 3.15%
American International Group, Inc. ...... 1,146,187    123,931,469
Aon Corporation ......................... 1,065,000     42,600,000
Chubb Corporation (The) ................. 1,742,600     98,130,163
  Total..................................              264,661,632

Motion Pictures - 1.48%
Time Warner Incorporated ................ 1,711,900    124,005,756

Nondepository Institutions - 4.02%
Associates First Capital Corporation,
  Class A................................ 3,365,870     92,351,058
Fannie Mae .............................. 2,304,000    143,856,000
Freddie Mac ............................. 2,154,800    101,410,275
  Total..................................              337,617,333

Oil and Gas Extraction - 4.06%
Anadarko Petroleum Corporation .......... 1,333,000     45,488,625
Burlington Resources Incorporated ....... 3,700,000    122,331,250
Schlumberger Limited .................... 2,256,000    126,900,000
Transocean Sedco Forex Inc. .............   436,762     14,713,406
USX Corporation - Marathon Group ........ 1,290,000     31,846,875
  Total..................................              341,280,156

Petroleum and Coal Products - 3.18%
Chevron Corporation .....................   450,000     38,981,250
Exxon Mobil Corporation ................. 1,672,720    134,758,505
Royal Dutch Petroleum Company, NY Shares  1,544,000     93,315,500
  Total..................................              267,055,255

Primary Metal Industries - 0.80%
Alcoa Incorporated ......................   806,200     66,914,600

Security and Commodity Brokers - 0.43%
Charles Schwab Corporation (The) ........   943,000     36,187,625

Transportation by Air - 0.64%
AMR Corporation* ........................   800,000     53,600,000

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 3.44%
Boeing Company (The) ....................   892,500 $   37,094,531
DaimlerChrysler AG ......................   713,907     55,863,223
Ford Motor Company ...................... 2,784,100    148,775,344
Lockheed Martin Corporation ............. 2,151,100     47,055,312
  Total..................................              288,788,410

Trucking and Warehousing - 0.25%
United Parcel Service, Inc. .............   304,400     21,003,600

Wholesale Trade - Nondurable Goods - 3.37%
Cardinal Health, Inc. ................... 2,450,600    117,322,475
Enron Corp. ............................. 1,081,000     47,969,375
Safeway Inc.* ........................... 3,310,000    117,711,875
  Total..................................              283,003,725

TOTAL COMMON STOCKS - 93.33%                        $7,838,633,335
(Cost: $4,607,214,767)

PREFERRED STOCK - 0.41%
Communication
Cox Communications, Inc., 7.0% Convertible  505,800  $  34,394,400
(Cost: $25,290,000)

                                          Principal
                                          Amount in
                                          Thousands

UNITED STATES GOVERNMENT SECURITY - 0.44%
United States Treasury,
  6.75%, 4-30-00.........................   $37,000 $   37,115,440
(Cost: $37,061,401)

SHORT-TERM SECURITIES
Commercial Paper
Auto Repair, Services and Parking - 0.12%
Hertz Corporation (The),
  5.675%, 1-10-00........................    10,000      9,985,813

 Chemicals and Allied Products - 0.53%
Air Products and Chemicals, Inc.:
  6.7%, 1-14-00..........................    20,000     19,951,611
  6.8%, 1-19-00..........................    25,000     24,915,000
  Total..................................               44,866,611

 Communication - 0.36%
Dominion Resources Inc.:
6.36%, 1-20-00 ..........................    10,000      9,966,433
6.75%, 1-20-00 ..........................    20,000     19,928,751
Total ...................................               29,895,184

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Depository Institutions - 0.66%

UBS Finance (DE) Inc.,
  4.4%, 1-5-00...........................   $ 7,500 $    7,496,333
Wells Fargo & Company,
  6.32%, 1-20-00.........................    47,900     47,740,227
  Total ................................                55,236,560

 Electric, Gas and Sanitary Services - 1.04%
Carolina Power & Light Co.,
  6.5%, 1-20-00..........................    39,142     39,007,721
Detriot Edison Co.,
  6.75%, 1-13-00.........................    15,000     14,966,250
Public Service Electric & Gas Co.,
  6.75%, 1-13-00.........................     2,000      1,995,500
Tampa Electric Co.,
  6.5%, 1-19-00..........................    10,700     10,665,225
Western Resources, Inc.,
  6.85%, 1-27-00.........................    20,850     20,746,851
  Total..................................               87,381,547

 Electronic and Other Electric Equipment - 0.13%
Sony Capital Corp.,
  6.4%, 1-13-00..........................    11,000     10,976,533

 Fabricated Metal Products - 0.00%
Danaher Corporation,
  6.49%, Master Note.....................       336        336,000

 Food and Kindred Products - 0.14%
Conagra Inc.,
  6.05%, 1-7-00..........................     6,725      6,718,219
General Mills, Inc.,
  6.345%, Master Note....................       147        147,000
Ralston Purina Co.,
  6.62%, 1-24-00.........................     5,000      4,978,853
  Total..................................               11,844,072

 Food Stores - 0.12%
Albertson's Inc.,
  5.94%, 1-19-00.........................    10,000      9,970,300

 Industrial Machinery and Equipment - 0.41%
Deere & Company:
  6.41%, 1-25-00.........................    25,000     24,893,167
  6.34%, 1-27-00.........................    10,000      9,954,211
  Total..................................               34,847,378

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
Instruments and Related Products - 0.44%
Snap-On Inc.,
  6.375%, 1-14-00........................   $37,000 $   36,914,823

 Insurance Carriers - 0.42%
SAFECO Credit Co. Inc.:
  6.8%, 1-11-00..........................    12,000     11,977,333
  6.9%, 1-11-00..........................    12,975     12,950,132
  6.53%, 1-13-00.........................     9,991      9,969,253
  Total..................................               34,896,718

 Nondepository Institutions - 0.16%
Associates First Capital B.V. (Associates
  First Capital Corporation):
  5.95%, 1-10-00.........................     6,000      5,991,075
  6.0%, 1-10-00..........................     2,500      2,496,250
Paccar Financial Corp.,
  5.2757%, Master Note...................     1,909      1,909,000
Textron Financial Corp.,
  8.3%, 1-5-00...........................     3,500      3,496,772
  Total..................................               13,893,097

 Paper and Allied Products - 0.18%
Westvaco Corp.,
  6.3%, 1-27-00..........................    15,000     14,931,750

 Personal Services - 0.18%
Block Financial Corp.,
  6.18%, 1-31-00.........................    15,000     14,922,750

 Petroleum and Coal Products - 0.36%
Kerr-McGee Credit LLC,
  6.85%, 1-27-00.........................    30,000     29,851,583

Total Commercial Paper - 5.25%                         440,750,719

Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 0.09%
AES Hawaii Inc. (Bank of America NT & SA),
  6.2%, 1-21-00..........................     7,500      7,474,167

 Foreign Government - 0.19%
United Mexican States (Barclays Bank PLC),
  6.08%, 2-1-00..........................    16,000     15,916,231

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                          Principal
                                          Amount in
                                          Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit) (Continued)
 Oil and Gas Extraction - 0.17%

Louis Dreyfus Corp. (Dresdner Bank AG),
  6.5%, 1-18-00..........................   $15,000 $   14,953,958

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.45%                              38,344,356

Municipal Obligations
 California - 0.31%
California Pollution Control Financing
  Authority, Environmental Improvement
  Revenue Bonds (Shell Martinez Refining
  Company Project), Series 1996 (Taxable),
  6.55%, 1-20-00.........................    26,450     26,450,000

Louisiana - 0.10%
Industrial District No. 3 of the Parish of West
  Baton Rouge, State of Louisiana, Variable Rate
  Demand Revenue Bonds, Series 1995 (Taxable),
  (The Dow Chemical Company Project),
  6.25%, 1-26-00.........................     8,000      8,000,000

Total Municipal Obligations - 0.41%                     34,450,000

TOTAL SHORT-TERM SECURITIES - 6.11%                 $  513,545,075
(Cost: $513,545,075)

TOTAL INVESTMENT SECURITIES - 100.29%               $8,423,688,250
(Cost: $5,183,111,243)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.29%)    (24,553,768)

NET ASSETS - 100.00%                                $8,399,134,482

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.95%
Home Depot, Inc. (The)....................  525,000  $  35,995,313

Business Services - 44.40%
Acxiom Corporation* .....................   600,000     14,418,750
America Online, Inc.* ................... 1,600,000    120,700,000
BroadVision, Inc.* ......................   375,000     63,773,438
Citrix Systems, Inc.* ................... 1,000,000    122,968,750
Clarent Corporation* ....................   200,000     15,537,500
Clear Channel Communications, Inc.* .....   547,300     48,846,525
DoubleClick Inc.*  ......................   373,800     94,676,531
eBay Inc.* ..............................   300,000     37,565,625
Getty Images, Inc.* .....................   648,200     31,761,800
HNC Software Inc.* ......................   600,000     63,581,250
Inktomi Corporation* ....................   940,000     83,366,250
Intuit Inc.* ............................ 1,526,400     91,440,900
Microsoft Corporation* ..................   700,000     81,703,125
Netopia, Inc.* ..........................   500,000     27,296,875
Oracle Corporation* .....................   500,000     56,015,625
Phone.com, Inc.* ........................   400,000     46,475,000
Sapient Corporation* ....................   105,000     14,795,156
TMP Worldwide Inc.* .....................   500,000     70,843,750
Transaction Systems Architects, Inc.,
  Class A*...............................   600,000     16,818,750
USWeb Corporation* ......................   600,000     26,681,250
Veritas Software Corp.* ................. 1,500,000    214,640,625
Vignette Corporation* ...................   500,000     81,484,375
Yahoo! Inc.* ............................   600,000    259,631,250
  Total..................................            1,685,023,100

Chemicals and Allied Products - 5.67%
Biogen, Inc.* ...........................   700,000     59,128,125
Bristol-Myers Squibb Company ............   400,000     25,675,000
Johnson & Johnson .......................   400,000     37,250,000
Pfizer Inc. .............................   700,000     22,706,250
Schering-Plough Corporation .............   600,000     25,312,500
Warner-Lambert Company ..................   550,000     45,065,625
  Total..................................              215,137,500

Communication - 9.68%
AT&T Corp. - Liberty Media Group,
  Class A*...............................   700,000     39,725,000
COLT Telecom Group plc, ADR* ............   400,000     81,600,000
Cox Communications, Inc., Class A* ......   820,000     42,230,000
EchoStar Communications Corporation,
  Class A*............................... 1,200,000    116,850,000
Global TeleSystems Group, Inc.* .........   434,000     15,027,250
Nextel Communications, Inc.* ............   456,500     47,062,297
Vodafone Airtouch Public Limited
  Company, ADR...........................   500,000     24,750,000
  Total..................................              367,244,547

           See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                             Shares        Value

COMMON STOCKS (Continued)

Depository Institutions - 0.91%
Concord EFS, Inc.* ...................... 1,350,000 $   34,720,313

Electronic and Other Electric Equipment - 18.41%
Analog Devices, Inc.* ................... 1,000,000     93,000,000
Broadcom Corporation, Class A* ..........   450,000    122,554,687
Gemstar International Group Limited* .... 1,400,000     99,662,500
General Electric Company ................   325,000     50,293,750
Intel Corporation .......................   785,000     64,590,781
JDS Uniphase Corporation* ...............   413,000     66,622,062
Level 3 Communications, Inc.* ...........   300,000     24,543,750
Nokia Corporation, Series A, ADR ........   380,000     72,200,000
Nortel Networks Corporation .............   360,000     36,360,000
Rambus Inc.* ............................   500,000     33,703,125
STMicroelectronics N.V., NY Shares ......   232,500     35,209,219
  Total..................................              698,739,874

Engineering and Management Services - 2.81%
Incyte Pharmaceuticals, Inc.* ...........   998,400     59,061,600
Paychex, Inc. ...........................   900,000     35,971,875
Quintiles Transnational Corp.* ..........   626,000     11,678,813
  Total..................................              106,712,288

General Merchandise Stores - 0.64%
Dayton Hudson Corporation ...............   330,000  24,234,375

Industrial Machinery and Equipment - 8.81%
Apple Computer, Inc.* ...................   617,000     63,416,031
Applied Materials, Inc.* ................   400,000     50,662,500
Cisco Systems, Inc.* .................... 1,289,100    138,054,553
Extreme Networks, Inc.* .................   300,000     25,087,500
Sun Microsystems, Inc.* .................   500,000     38,703,125
VA Linux Systems, Inc.* .................    90,000     18,624,375
  Total..................................              334,548,084

Instruments and Related Products - 2.25%
Medtronic, Inc. .........................   800,000     29,150,000
Teradyne, Inc.* .........................   850,000     56,100,000
  Total..................................               85,250,000

Miscellaneous Retail - 1.20%
Amazon.com, Inc.* .......................   600,000     45,693,750

Motion Pictures - 0.76%
Time Warner Incorporated ................   400,000     28,975,000

TOTAL COMMON STOCKS - 96.49%                        $3,662,274,144
(Cost: $1,261,015,901)

             See Notes to Schedules of Investments on page .

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                                           Value

TOTAL SHORT-TERM SECURITIES - 3.65%                 $  138,331,307
(Cost: $138,331,307)

TOTAL INVESTMENT SECURITIES - 100.14%               $3,800,605,451
(Cost: $1,399,347,208)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.14%)     (5,151,237)

NET ASSETS - 100.00%                                $3,795,454,214

Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B)  See Note 7 to financial statements.

(C)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $11,323,925 or 2.24% of net assets for United Bond Fund.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999                                                      United
(In Thousands, Except          United       United        United  Science and
for Per Share Amounts)   Accumulative         Bond        Income   Technology
                                 Fund         Fund          Fund         Fund
Assets                  --------------------------------------------------------------
Investment securities --
  at value (Notes 1 and 3) $2,264,891      $500,722    $8,423,688  $3,800,605
Cash ..............                25           ---           ---          13
Receivables:
  Investment securities sold      ---           ---        17,114         ---
  Dividends and interest        1,090         7,446         6,565         300
  Fund shares sold...           1,292           403         5,251       5,971
Prepaid insurance
  premium............              36            15            65          17
                           ----------      --------    ----------  ----------
   Total assets .....       2,267,334       508,586     8,452,683   3,806,906
Liabilities                ----------      --------    ----------  ----------
Payable for investment
  securities purchased            ---           ---           ---         204
Payable to Fund
  shareholders.......          11,932         2,792        50,197      10,074
Accrued service fee (Note 2)      390           101         1,467         459
Accrued transfer agency and
  dividend disbursing (Note 2)    237            81           983         435
Accrued distribution fee (Note 2)  35            5            100         100
Due to custodian ....             ---            55           283         ---
Accrued management fee (Note 2)    41             7           130          83
Accrued shareholder servicing --
  Class Y (Note 2)...               1           ---            43           4
Accrued accounting
  services fee (Note 2)             8             5             8           8
Other  ..............              81            46           338          85
                           ----------      --------    ----------  ----------
   Total liabilities           12,725         3,092        53,549      11,452
                           ----------      --------    ----------  ----------
     Total net assets      $2,254,609      $505,494    $8,399,134  $3,795,454
Net Assets                 ==========      ========    ==========  ==========
$1.00 par value capital stock:
  Capital stock......      $  246,577      $ 84,710    $1,033,049  $  205,880
  Additional paid-in
   capital ..........       1,531,351       452,467     3,761,018   1,156,099
Accumulated undistributed
  income (loss):
  Accumulated undistributed
   net investment
   income ...........          2,558           237          4,374         ---
  Accumulated undistributed net
   realized gain (loss) on
   investment
   transactions .....         79,304       (19,084)       360,167      32,223
  Net unrealized appreciation
   (depreciation) of
   investments ......        394,819       (12,836)     3,240,526   2,401,252
                          ----------      --------     ----------  ----------
   Net assets applicable to
     outstanding units
     of capital......     $2,254,609      $505,494     $8,399,134  $3,795,454
                          ==========      ========     ==========  ==========
Capital shares outstanding:
Class A .............        245,724        83,921        996,484     203,116
Class B .............            288           290          1,612         944
Class C .............             38            48            169         155
Class Y .............            527           451         34,784       1,665
Capital shares authorized    500,000       300,000      2,000,000     400,000
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A .............        $9.14         $5.97         $8.13      $18.43
 Class B .............        $9.12         $5.97         $8.13      $18.37
 Class C .............        $9.12         $5.96         $8.13      $18.38
 Class Y .............        $9.14         $5.97         $8.13      $18.65

                  See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1999
(In Thousands)                                                      United
                            United        United        United Science and
                      Accumulative          Bond        Income  Technology
                              Fund          Fund          Fund        Fund
Investment Income (Loss)------------ --------------------------------------
Income (Note 1B):
  Interest and
   amortization .....     $  4,861       $35,757    $   80,752  $    4,290
  Dividends..........       20,388           ---        69,751       3,730
                          --------       -------    ----------  ----------
   Total income .....       25,249        35,757       150,503       8,020
                          --------       -------    ----------  ----------
Expenses (Note 2):
  Investment
   management fee ...       11,970         2,525        44,403      16,102
  Service fees:
   Class A ..........        4,353         1,246        16,986       4,574
   Class B ..........            1             1             4           5
   Class C ..........          ---           ---           ---           1
  Transfer agency and
   dividend disbursing:
   Class A ..........        2,242         1,008         9,910       3,770
   Class B ..........            2             1             8          13
   Class C ..........          ---           ---             1           2
  Distribution fees:
   Class A ..........          241            76           947         424
   Class B ..........            2             2            11          11
   Class C ..........          ---           ---             1           2
  Custodian fees.....           66            17           576          70
  Shareholder servicing
   -- Class Y .......            7             4           528          21
  Accounting services fee      100            61           100         100
  Legal fees.........           20             5            74          18
  Audit fees.........           18            16            27          19
  Other..............          251           131           915         367
                          --------       -------     ---------  ----------
   Total expenses ...       19,273         5,093        74,491      25,499
                          --------       -------     ---------  ----------
     Net investment
      income (loss) .        5,976        30,664        76,012     (17,479)
                          --------       -------     ---------  ----------
Realized and Unrealized
  Gain (Loss) on Investments
  (Notes 1 and 3)
Realized net gain (loss)
  on securities......      265,505         (593)       836,278     288,499
Realized net gain (loss)
  on foreign
  currency transactions        (98)          ---          (336)         36
                          --------    ----------    ----------  ----------
  Realized net gain (loss)
   on investments ...      265,407         (593)       835,942     288,535
Unrealized appreciation
  (depreciation)
  in value of investments
  during the period..      201,521       (36,307)      317,336   1,604,183
                          --------    ----------    ----------  ----------
   Net gain (loss) on
     investments.....      466,928       (36,900)    1,153,278   1,892,718
                          --------    ----------    ----------  ----------
     Net increase (decrease)
      in net
      assets resulting from
      operations ....     $472,904      $(6,236)    $1,229,290  $1,875,239
                          ========      ========    ==========  ==========

                  See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1999                          United
(In Thousands)              United        United        United  Science and
                      Accumulative          Bond        Income   Technology
                              Fund          Fund          Fund         Fund
                      ----------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
  Net investment
   income (loss) ....   $    5,976      $ 30,664    $   76,012  $  (17,479)
  Realized net gain (loss)
   on investments ...      265,407          (593)      835,942     288,535
  Unrealized appreciation
   (depreciation) ...      201,521       (36,307)      317,336   1,604,183
                        ----------      --------    ----------  ----------
   Net increase (decrease)
     in net
     assets resulting
     from operations.      472,904        (6,236)    1,229,290   1,875,239
                        ----------      --------    ----------  ----------
Distributions to shareholders
  from (Note 1E):*
  Net investment income:
   Class A ..........       (5,519)      (30,472)      (77,099)        ---
   Class B ..........           ---           (9)           ---        ---
   Class C ..........           ---           (1)           ---        ---
   Class Y ..........          (20)         (148)       (4,135)        ---
  Realized net gains on
   investment transactions:
   Class A ..........     (250,533)          ---      (486,908)   (280,167)
   Class B ..........         (223)          ---          (607)       (988)
   Class C ..........          (34)          ---           (66)       (171)
   Class Y ..........         (530)          ---       (16,884)     (2,276)
                        ----------      --------    ----------  ----------
                          (256,859)     (30,630)      (585,699)   (283,602)
                        ----------      --------    ----------  ----------
Capital share
  transactions (Note 5)    170,527      (14,788)       (11,758)    529,334
                        ----------      --------    ----------  ----------
  Total increase
    (decrease)......       386,572       (51,654)      631,833   2,120,971

Net Assets
Beginning of period .    1,868,037       557,148     7,767,301   1,674,483
                        ----------      --------    ----------  ----------
End of period           $2,254,609      $505,494    $8,399,134  $3,795,454
                        ==========      ========    ==========  ==========
  Undistributed
   net investment
   income ...........       $2,558          $237        $4,374        $---
                            ======          ====        ======        ====

         *See "Financial Highlights" on pages 110 - 125.

                  See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998                          United
(In Thousands)               United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                      ----------------------------------------------------
Increase in Net Assets
Operations:
  Net investment
   income (loss) ....   $   19,519      $ 31,745    $   82,228   $  (4,737)
  Realized net gain
   on investments ...      259,891         4,756     1,363,007     139,225
  Unrealized
   appreciation .....       75,732         1,500       102,526     492,528
                          --------    ----------    ----------  ----------
   Net increase in net
     assets resulting
     from operations.      355,142        38,001     1,547,761     627,016
                          --------    ----------    ----------  ----------
Distributions to shareholders
  from (Note 1E):*
  Net investment income:
   Class A ..........      (20,979)      (31,553)      (69,402)        ---
   Class Y ..........          (50)         (359)       (4,557)        ---
  Realized net gains on
   investment transactions:
   Class A ..........     (214,379)          ---    (1,392,072)   (108,718)
   Class Y ..........         (421)          ---       (76,922)       (380)
                          --------    ----------    ----------  ----------
                          (235,829)      (31,912)   (1,542,953)   (109,098)
                          --------    ----------    ----------  ----------
Capital share
  transactions (Note 5)    149,682        22,363     1,267,504      89,771
                          --------    ----------    ----------  ----------
  Total increase.....      268,995        28,452     1,272,312     607,689

Net Assets
Beginning of period .    1,599,042       528,696     6,494,989   1,066,794
                        ----------      --------    ----------  ----------
End of period .......   $1,868,037      $557,148    $7,767,301  $1,674,483
                        ==========      ========    ==========  ==========
  Undistributed
   net investment
   income ...........       $2,219          $203        $9,932        $---
                            ======          ====        ======        ====

         *See "Financial Highlights" on pages 110 - 125.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                            For the fiscal year ended December 31,
                             -----------------------------------
                              1999   1998    1997   1996    1995
                             -----  -----   -----  -------------
Net asset value,
beginning of period          $8.28   $7.77  $7.75   $7.78  $6.58
                              ----    ----   ----    ----   ----
Income from investment
operations:
Net investment
  income...........           0.03   0.10    0.10   0.11    0.11
Net realized and
  unrealized gain on
  investments......           2.01   1.60    2.14   0.82    2.12
                              ----   ----    ----   ----    ----
Total from investment
operations ........           2.04   1.70    2.24   0.93    2.23
                              ----   ----    ----   ----    ----
Less distributions:
From net investment
  income...........          (0.03) (0.11)  (0.09) (0.11)  (0.11)
From capital gains           (1.15) (1.08)  (2.13) (0.85)  (0.92)
                              ----   ----    ----   ----    ----
Total distributions.          (1.18) (1.19)  (2.22) (0.96)  (1.03)
                              ----   ----    ----   ----    ----
Net asset value,
end of period .....          $9.14  $8.28   $7.77  $7.75   $7.78
                              ====   ====    ====   ====    ====
Total return*.......          25.72% 22.62%  29.58% 12.18%  34.21%
Net assets, end of
period (in
millions) .........         $2,247 $1,864  $1,595 $1,285  $1,206
Ratio of expenses to
average net assets            0.98%  0.88%   0.82%  0.83%   0.80%
Ratio of net investment
income to average
net assets ........           0.30%  1.12%   1.16%  1.34%   1.42%
Portfolio turnover
rate ..............        372.35% 373.78% 313.99% 240.37% 229.03%

*Total return calculated without taking into account the sales load deducted on an initial purchase.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                          10/4/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period         $8.43
                             ----
Income from investment
operations:
Net investment loss         (0.01)
Net realized and
  unrealized gain
  on investments...          1.85
                             ----
Total from investment
operations ........          1.84
                             ----
Less distributions:
From net investment
  income...........         (0.00)
From capital gains          (1.15)
                             ----
Total distributions.        (1.15)
                             ----
Net asset value,
end of period .....         $9.12
                             ====
Total return........        22.89%
Net assets, end of
period (in
millions) .........           $3
Ratio of expenses to
average net assets          2.24%**
Ratio of net investment
loss to average
net assets ........        -1.40%**
Portfolio turnover
rate ..............       372.35%**

 *Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                          10/6/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period         $8.53
                             ----
Income from investment
operations:
Net investment loss         (0.01)
Net realized and
  unrealized gain
  on investments...          1.75
                             ----
Total from investment
operations ........          1.74
                             ----
Less distributions:
From net investment
  income...........         (0.00)
From capital gains          (1.15)
                             ----
Total distributions         (1.15)
                             ----
Net asset value,
end of period .....         $9.12
                             ====
Total return........        21.45%
Net assets, end of
period (in
thousands) ........          $347
Ratio of expenses to
average net assets           2.28%**
Ratio of net investment
loss to average
net assets ........         -1.35%**
Portfolio turnover
rate ..............        372.35%**

 *Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                         For the
                                 For the fiscal year      period
                                  ended December 31,        from
                            ----------------------------7/11/95* to
                             1999   1998    1997   1996 12/31/95
                            -----  -----   -----   -----------
Net asset value,
beginning of period         $8.28   $7.77  $7.75   $7.78   $7.84
                             ----    ----   ----    ----    ----
Income from investment
operations:
Net investment income        0.04    0.12   0.11    0.12     0.05
Net realized and
  unrealized gain
  on investments...          2.01    1.59   2.14    0.82    0.87
                             ----    ----   ----    ----    ----
Total from investment
operations ........          2.05    1.71   2.25    0.94    0.92
                             ----    ----   ----    ----    ----
Less distributions:
From net investment
  income...........         (0.04)  (0.12) (0.10)  (0.12)  (0.06)
From capital gains          (1.15)  (1.08) (2.13)  (0.85)  (0.92)
                             ----    ----   ----    ----    ----
Total distributions.        (1.19)  (1.20) (2.23)  (0.97)  (0.98)
                             ----    ----   ----    ----    ----
Net asset value,
end of period .....         $9.14   $8.28  $7.77   $7.75   $7.78
                             ====   =====   ====    ====    ====
Total return........        25.95%  22.79% 29.67%  12.27%  11.92%
Net assets, end of
period (in
millions) .........             $5     $4     $4     $3       $1
Ratio of expenses to
average net assets            0.80%  0.75%  0.75%  0.74%    0.76%**
Ratio of net investment
income to average
net assets ........           0.49%  1.21%  1.22%  1.45%    1.24%**
Portfolio turnover
rate ..............        372.35% 373.78% 313.99% 240.37% 229.03%**

*Commencement of operations.
**Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

For the fiscal year ended December 31,
                            ------------------------------------
                              1999   1998    1997   1996    1995
                             -----  -----   -----  -----   -----
Net asset value,
beginning of period          $6.39   $6.32  $6.14   $6.34     $5.62
                              ----    ----   ----    ----     -----
Income from investment
operations:
Net investment income         0.35    0.38    0.39   0.39      0.40
Net realized and
  unrealized gain
  (loss) on
  investments......          (0.42)   0.07    0.19  (0.20)     0.72
                              ----    ----   ----    ----     -----
Total from investment
operations ........          (0.07)   0.45   0.58    0.19      1.12
                              ----    ----   ----    ----     -----
Less distributions from
net investment income        (0.35)  (0.38) (0.40)  (0.39)    (0.40)
                              ----    ----   ----    ----     -----
Net asset value,
end of period .....          $5.97   $6.39  $6.32   $6.14     $6.34
                             =====   =====  =====   =====     =====
Total return*.......         -1.08%   7.27%  9.77%   3.20%    20.50%
Net assets, end of
period (in
millions) .........           $501    $551   $524    $519      $563
Ratio of expenses to
average net assets            0.95%   0.84%  0.77%   0.77%     0.74%
Ratio of net investment
income to average
net assets ........           5.72%   5.88%  6.34%   6.34%     6.54%
Portfolio turnover
rate ..............          34.12%  33.87% 35.08%  55.74%    66.38%

*Total return calculated without taking into account the sales load deducted on an initial purchase.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                           9/9/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period          $6.05
                              ----
Income from investment
operations:
Net investment income         0.10
Net realized and
  unrealized loss
  on investments...          (0.08)
                              ----
Total from investment
operations ........           0.02
                              ----
Less distributions from
net investment income        (0.10)
From capital gains           (0.00)
                              ----
Total distributions.         (0.10)
                              ----
Net asset value,
end of period .....          $5.97
                              ====
Total return........          0.30%
Net assets, end of
period (in
millions) .........             $2
Ratio of expenses to
average net assets            1.91%**
Ratio of net investment
income to average
net assets ........           4.93%**
Portfolio turnover
rate ..............          34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                           9/9/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period          $6.05
                              ----
Income from investment
operations:
Net investment income         0.10
Net realized and
  unrealized loss
  on investments...          (0.09)
                              ----
Total from investment
operations ........           0.01
                              ----
Less distributions from
net investment income        (0.10)
                              ----
Net asset value,
end of period .....          $5.96
                              ====
Total return........          0.13%
Net assets, end of
period (in
thousands) ........           $289
Ratio of expenses to
average net assets            1.98%**
Ratio of net investment
income to average
net assets ........           4.87%**
Portfolio turnover
rate ..............          34.12%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                     For the fiscal year   For the
                                      ended December 31,  eriod from
                            ----------------------------   6/19/95* to
                              1999   1998    1997   1996   12/31/95
                             -----  -----   -----   ----  ---------
Net asset value,
beginning of period          $6.39   $6.32  $6.14   $6.34     $6.11
                              ----   -----   ----   -----     -----
Income from investment
operations:
Net investment income         0.40    0.39    0.42   0.40      0.21
Net realized and
  unrealized gain (loss)
  on investments...          (0.45)   0.07    0.17  (0.20)     0.22
                              ----   -----   ----   -----     -----
Total from investment
operations ........          (0.05)   0.46   0.59    0.20      0.43
                              ----   -----   ----   -----     -----
Less distributions from
net investment income        (0.37)  (0.39) (0.41)  (0.40)    (0.20)
                              ----   -----   ----   -----     -----
Net asset value,
end of period .....          $5.97   $6.39  $6.32   $6.14     $6.34
                              ====   =====   ====   =====     =====
Total return........          -0.81%  7.54%   9.91%  3.35%   7.20%
Net assets, end of
period (in
millions) .........             $2     $6      $5    $12      $3
Ratio of expenses to
average net assets            0.69%  0.61%   0.64%  0.62%   0.63%**
Ratio of net investment
income to average
net assets ........           6.00%  6.10%   6.48%  6.52%   6.41%**
Portfolio turnover
rate ..............          34.12% 33.87%  35.08% 55.74%  66.38%**

*Commencement of operations.
**Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                            For the fiscal year ended December 31,
                             -----------------------------------
                              1999    1998    1997   1996    1995
                             -----   -----   -----  ------   ----
Net asset value,
beginning of period          $7.52   $7.59   $6.58   $5.79   $4.67
                             -----   -----   -----   -----   -----
Income from investment
operations:
Net investment income         0.08    0.20    0.06    0.07    0.07
Net realized and
  unrealized gain on
  investments......           1.13    1.66    1.73    1.10    1.30
                             -----   -----   -----   -----   -----
Total from investment
operations ........           1.21    1.86    1.79    1.17    1.37
                             -----   -----   -----   -----   -----
Less distributions:
From net investment
  income...........         (0.08)   (0.19)  (0.06)  (0.06)  (0.07)
From capital gains          (0.52)   (1.74)  (0.72)  (0.32)  (0.18)
                             -----   -----   -----   -----   -----
Total distributions.         (0.60)  (1.93)  (0.78)  (0.38)  (0.25)
                             -----   -----   -----   -----   -----
Net asset value,
end of period .....          $8.13   $7.52   $7.59   $6.58   $5.79
                            ======   =====  ======  ======   ======
Total return**......          16.41% 24.02%  27.34% 20.36%  29.60%
Net assets, end of
period (in
millions) .........         $8,102 $7,368  $6,196 $4,851  $3,976
Ratio of expenses to
average net assets            0.94%  0.89%   0.84%  0.86%   0.83%
Ratio of net investment
income to average
net assets ........           0.94%  1.11%   0.74%  1.03%   1.31%
Portfolio turnover
rate ..............          53.79% 49.29%  33.59% 22.24%  17.59%

*Per-share amounts have been adjusted retroactively to reflect the 400%
 stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.

                See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                          10/4/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period         $7.77
                            -----
Income from investment
operations:
Net investment loss         (0.00)
Net realized and
  unrealized gain
  on investments...          0.88
                             ----
Total from investment
operations ........          0.88
                             ----
Less distributions:
From net investment
  income...........         (0.00)
From capital gains          (0.52)
                             ----
Total distributions.        (0.52)
                             ----
Net asset value,
end of period .....         $8.13
                             ====
Total return........        11.53%
Net assets, end of
period (in
millions) .........            $13
Ratio of expenses to
average net assets           2.18%**
Ratio of net investment
loss to average
net assets ........         -0.59**
Portfolio turnover
rate ..............         53.79%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                          10/4/99*
                           through
                          12/31/99
                          -------
Net asset value,
beginning of period         $7.77
                             ----
Income from investment
operations:
Net investment loss         (0.00)
Net realized and
  unrealized gain
  on investments...          0.88
                             ----
Total from investment
operations ........          0.88
                             ----
Less distributions:
From net investment
  income...........         (0.00)
From capital gains          (0.52)
                             ----
Total distributions.        (0.52)
                             ----
Net asset value,
end of period .....         $8.13
                             ====
Total return........        11.53%
Net assets, end of
period (in
millions) .........            $1
Ratio of expenses to
average net assets           2.23%**
Ratio of net investment
loss to average
net assets ........         -0.63%**
Portfolio turnover
rate ..............         53.79%**

 *Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                                For the fiscal year         For the
                                   ended December 31,       period from
                             ----------------------------   6/19/95** to
                              1999    1998    1997   1996    12/31/95
                             -----   -----   -----   ----    -----------
Net asset value,
beginning of period          $7.52   $7.59   $6.58   $5.79     $5.55
                             -----   -----   -----   -----     -----
Income from investment
 operations:
Net investment income         0.10    0.24    0.07    0.07      0.04
Net realized and
  unrealized gain
  on investments...           1.13    1.66    1.73    1.11      0.42
                             -----   -----   -----   -----     -----
Total from investment
 operations ........          1.23    1.90    1.80    1.18      0.46
                             -----   -----   -----   -----     -----
Less distributions:
From net investment
  income...........          (0.10)  (0.23)  (0.07)  (0.07)    (0.04)
From capital gains           (0.52)  (1.74)  (0.72)  (0.32)    (0.18)
                             -----   -----   -----   -----     -----
Total distributions.         (0.62)  (1.97)  (0.79)  (0.39)    (0.22)
                             -----   -----   -----   -----     -----
Net asset value,
 end of period .....         $8.13   $7.52   $7.59   $6.58     $5.79
                             =====   =====   =====   =====     =====
Total return........         16.67%  24.27%  27.49%  20.53%     8.45%
Net assets, end of
 period (in
 millions) .........           $283   $399    $299    $151     $107
Ratio of expenses to
 average net assets            0.73%  0.71%   0.72%  0.73%   0.74%***
Ratio of net investment
 income to average
 net assets ........           1.18%  1.29%   0.85%  1.17%   1.36%***
Portfolio turnover
 rate ..............          53.79% 49.29%  33.59% 22.24%  17.59%***

 *Per-share amounts have been adjusted retroactively to reflect the 400%
  stock dividend effected June 26, 1998.
**Commencement of operations.
***Annualized.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                            For the fiscal year ended December 31,
                            --------------------------------------
                              1999   1998    1997   1996    1995
                             -----  -----   -----  ------   ----
Net asset value,
beginning of period         $ 9.91   $6.71   $7.78   $7.63     $5.07
                             -----   -----   -----   -----     -----
Income from investment
operations:
Net investment loss          (0.09)  (0.03)  (0.01)  (0.02)    (0.00)
Net realized and
  unrealized gain on
  investments......          10.12    3.93    0.46    0.66      2.80
                             -----   -----   -----   -----     -----
Total from investment
operations ........          10.03    3.90    0.45    0.64      2.80
                             -----   -----   -----   -----     -----
Less distributions from
capital gains .....          (1.51)  (0.70)  (1.52)  (0.49)    (0.24)
                             -----   -----   -----   -----     -----
Net asset value,
end of period .....         $18.43   $9.91   $6.71   $7.78     $7.63
                            ======   =====  ======  ======    ======
Total return**......         102.93% 59.31%   7.22%  8.35%     55.37%
Net assets, end of
period (in
millions) .........         $3,744  $1,668  $1,063   $981      $821
Ratio of expenses to
average net assets            1.16%  1.05%   1.02%   0.98%    0.93%
Ratio of net investment
loss to average
net assets ........          -0.79% -0.37%  -0.18%  -0.33%   -0.07%
Portfolio turnover
rate ..............          40.35% 55.70%  87.68%  33.90%   32.89%

*Per-share amounts have been adjusted retroactively to reflect the 200%
 stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.

                  See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                         10/4/99*
                           through
                         12/31/99
                          -------
Net asset value,
 beginning of period       $12.64
                            -----
Income from investment
 operations:
Net investment loss         (0.04)
Net realized and
  unrealized gain
  on investments...          7.28
                            -----
Total from investment
 operations ........         7.24
                            -----
Less distributions from
 capital gains .....        (1.51)
                            -----
Net asset value,
 end of period .....       $18.37
                            =====
Total return........        58.62%
Net assets, end of
 period (in
 millions) .........          $17
Ratio of expenses to
 average net assets          2.64%**
Ratio of net investment
 loss to average
 net assets ........        -2.35%**
Portfolio turnover
 rate ..............        40.35%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                           For the
                            period
                              from
                          10/4/99*
                           through
                          12/31/99
                          -------
Net asset value,
 beginning of period       $12.64
                            -----
Income from investment
 operations:
Net investment loss         (0.04)
Net realized and
  unrealized gain
  on investments...          7.29
                            -----
Total from investment
 operations ........         7.25
                            -----
Less distributions from
 from capital gains         (1.51)
                            -----
Net asset value,
 end of period .....       $18.38
                            =====
Total return........        58.70%
Net assets, end of
 period (in
 millions) .........           $3
Ratio of expenses to
 average net assets          2.42%**
Ratio of net investment
 loss to average
 net assets ........        -2.19%**
Portfolio turnover
 rate ..............        40.35%**

*Commencement of operations.
**Annualized.

                   See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                              For the fiscal year    For the
                               ended December 31,    period from
                             --------------------    2/27/96** to
                              1999   1998    1997    12/31/96
                             -----  -----   -----    ----------
Net asset value,
beginning of period         $ 9.98   $6.74   $7.79   $8.02
                             -----   -----   -----   -----
Income from investment
operations:
Net investment
  loss.............          (0.04)  (0.01)  (0.00)  (0.01)
Net realized and
  unrealized gain
  on investments...          10.22    3.95    0.47    0.27
                             -----   -----   -----   -----
Total from investment
operations ........          10.18    3.94    0.47    0.26
                             -----   -----   -----   -----
Less distributions from
capital gains .....          (1.51)  (0.70)  (1.52)  (0.49)
                             -----   -----   -----   -----
Net asset value,
end of period .....         $18.65   $9.98   $6.74   $7.79
                             =====   =====   =====   =====
Total return........         103.72% 59.71%   7.43%  3.25%
Net assets, end of
period (in
millions) .........            $31     $6      $4     $3
Ratio of expenses to
average net assets            0.95%   0.79%   0.85%   0.80%***
Ratio of net investment
loss to average
net assets ........          -0.59%  -0.12%  -0.01%  -0.12%***
Portfolio turnover
rate ..............          40.35%  55.70%  87.68%  33.90%***

 *Per-share amounts have been adjusted retroactively to reflect the 200%
  stock dividend effected June 26, 1998.
**Commencement of operations.
***Annualized.

                  See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

NOTE 1 -- Significant Accounting Policies

    United Funds, Inc. (the "Corporation") is registered under the
Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares;
each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the
Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A.  Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.  Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B.  Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 --
    Investment Securities Transactions.

C.  Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.  Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax.
    Accordingly, provision has not been made for Federal income taxes. See
    Note 4 -- Federal Income Tax Matters.

E.  Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At December
    31, 1999, United Science and Technology Fund reclassified $17,443,356 between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment
    transactions. Net investment income, net realized gains and net assets were not affected by this change.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated
Persons

    The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business.
The fee is payable by each Fund at the following annual rates:

                                                                Annual
    Fund                     Net Asset Breakpoints              Rate
    ------------------------------------------------------------------
    United Accumulative Fund Up to $1 Billion                   .700%
                             Over $1 Billion up to $2 Billion   .650%
                             Over $2 Billion up to $3 Billion   .600%
                             Over $3 Billion                    .550%

    United Bond Fund         Up to $500 Million                 .525%
                             Over $500 Million up to $1 Billion .500%
                             Over $1 Billion up to $1.5 Billion .450%
                             Over $1.5 Billion                  .400%

    United Income Fund       Up to $1 Billion                   .700%
                             Over $1 Billion up to $2 Billion   .650%
                             Over $2 Billion up to $3 Billion   .600%
                             Over $3 Billion up to $6 Billion   .550%
                             Over $6 Billion                    .500%

    United Science and
      Technology Fund        Up to $1 Billion                   .850%
                             Over $1 Billion up to $2 Billion   .830%
                             Over $2 Billion up to $3 Billion   .800%
                             Over $3 Billion                    .760%

Prior to June 30, 1999, the fee consisted of two elements: (i) a "Specific"
fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets for United Accumulative Fund and United
Income Fund, .03% of net assets for United Bond Fund, and .20% for United
Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47%
between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

    Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment
Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

    The Corporation has an Accounting Services Agreement with Waddell &
Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                     Accounting Services Fee
                 Average
              Net Asset Level                Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------
         From $    0  to $   10               $      0
         From $   10  to $   25               $ 10,000
         From $   25  to $   50               $ 20,000
         From $   50  to $  100               $ 30,000
         From $  100  to $  200               $ 40,000
         From $  200  to $  350               $ 50,000
         From $  350  to $  550               $ 60,000
         From $  550  to $  750               $ 70,000
         From $  750  to $1,000               $ 85,000
              $1,000 and Over                 $100,000

    For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

    As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the
Corporation) of $35,273,006. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $21,190,954 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

    A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of a fund's shares.
With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less.
Redemption at any time during the first calendar year of investment, 5%;
the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1%
and thereafter, 0%. If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended December 31, 1999, W&R received the following amounts in deferred sales charges from Class B and Class C shares.

                                       Class B        Class C
    United Accumulative Fund           $ 96           $---
    United Bond Fund                      1             65
    United Income Fund                  437             58
    United Science and
      Technology Fund                   391             32

    Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

    Under the Distribution and Service Plan adopted by the Corporation for
Class B shares and Class C shares, respectively, each Fund may pay Waddell
& Reed, Inc. a service fee not to exceed .25% and a distribution fee not to exceed .75% of a Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

    The Corporation paid Directors' fees of $459,244, which are included in other expenses.

    W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services,
Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

    Investment securities transactions for the period ended December 31,
1999 are summarized as follows:

                                                                            United
                                  United        United        United   Science and
                            Accumulative          Bond        Income    Technology
                                    Fund          Fund          Fund          Fund
                             -----------  ------------   ------------  ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities    $7,056,318,925   $73,318,852  $3,544,216,574  $1,091,254,903
Purchases of U.S. Government
 obligations                         ---   100,085,983     560,658,182             ---
Purchases of short-term
 securities                4,497,576,410 1,193,555,386   7,816,842,397   3,065,336,811
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities     7,025,010,786  110,107,548    3,050,312,467     867,068,931
Proceeds from maturities
 and sales of U.S.
  Government obligations     199,577,344   82,351,376    1,602,793,476            ---
Proceeds from maturities
 and sales
 of short-term securities  4,408,528,474 1,189,229,929   7,842,462,287   3,054,306,348

    For Federal income tax purposes, cost of investments owned at December
31, 1999 and the related appreciation (depreciation) were as follows:

                                                                         Aggregate
                                                                      Appreciation
                                  Cost   Appreciation   Depreciation (Depreciation)
                      ------------------------------------------------------------
United Accumulative
  Fund                  $1,873,721,507  $ 468,359,591  $(77,189,885)  $391,169,706
United Bond Fund           513,653,172      2,903,670   (15,835,110)   (12,931,440)
United Income Fund       5,183,111,243  3,500,668,908  (260,091,901) 3,240,577,007
United Science and
  Technology Fund        1,399,347,723  2,435,883,110   (34,625,382) 2,401,257,728

NOTE 4 -- Federal Income Tax Matters

    The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Accumulative Fund, United
Income Fund and United Science and Technology Fund realized capital gain net income of $268,545,845, $836,278,477 and $271,055,351, respectively, during the year ended December 31, 1999, a portion of which was paid to shareholders during the period ended December 31, 1999. Remaining capital gain net income will be distributed to each Fund's shareholders. For
Federal income tax purposes, United Bond Fund realized capital gain net income of $159,085 during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers of United Bond Fund aggregated $18,314,931 as of December 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows:
$18,234,028 at December 31, 2002 and $80,903 at December 31, 2003.

    Internal Revenue Code regulations permits each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-
October losses"). From November 1, 1999 through December 31, 1999, United
Bond Fund incurred net capital losses of $655,692, which have been deferred to the fiscal year ending December 31, 2000.

NOTE 5 -- Multiclass Operations

    Each Fund is authorized to offer four classes of shares, Class A,
Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the
Statement of Additional Information for the Fund.

    Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

    Transactions in capital stock for the period ended December 31, 1999 are summarized below. Dollar amounts are in thousands.

                                                                    United
                            United        United        United Science and
                      Accumulative          Bond        Income  Technology
                              Fund          Fund          Fund        Fund
                       -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A .............   20,269,569    74,230,647    95,817,631  70,704,260
 Class B .............      274,559       332,561     1,568,086     888,155
 Class C .............       33,975        61,935       161,689     145,074
 Class Y .............      304,162       356,828     6,514,737   1,483,445
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A .............   28,018,888     4,401,669    67,006,166  16,066,243
 Class B .............       26,403         1,572        77,440      59,765
 Class C .............        4,051           195         8,454      10,356
 Class Y .............       65,137        23,012     2,656,148      94,104
Shares redeemed:......
 Class A .............  (27,718,702)  (80,926,223) (146,623,896)(52,059,525)
 Class B .............      (12,853)      (44,450)      (33,784)     (4,204)
 Class C .............           (5)      (13,625)         (938)       (556)
 Class Y .............     (291,514)     (917,224)  (27,430,321)   (504,503)
                        ----------   -----------    ----------   ----------
Increase (decrease) in
 outstanding capital
 shares ..............  20,973,670    (2,493,103)     (278,588)  36,882,614
                        ==========   ===========    ==========   ==========
Value issued from sale
 of shares:
 Class A .............     $176,177      $455,677   $  746,043     $884,275
 Class B .............        2,464         2,000       12,526       13,812
 Class C .............          309           372        1,289        2,282
 Class Y .............        2,560         2,207       50,345       18,437
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A .............      236,622        27,368      524,162      266,218
 Class B .............          223             9          606          988
 Class C .............           34             1           66          171
 Class Y .............          550           141       20,760        1,577
Value redeemed:
 Class A .............     (245,823)     (496,408)  (1,151,669)    (652,677)
 Class B .............         (122)         (266)        (277)         (72)
 Class C .............         (---)*         (81)          (8)         (10)
 Class Y .............       (2,467)       (5,808)    (215,601)      (5,667)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital .     $170,527      $(14,788)    $ (11,758)   $529,334
                           ========      ========     =========    ========
*Amount not shown due to rounding.

    Transactions in capital stock for the fiscal year ended December 31,
1998 are summarized below. Dollar amounts are in thousands.

                                                                      United
                             United        United        United  Science and
                       Accumulative          Bond        Income   Technology
                               Fund          Fund         Fund*        Fund*
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A .............   15,967,129    31,835,303   100,626,223  77,529,963
 Class Y .............      103,049       216,958    10,384,489     130,439
Shares issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A .............   27,472,978     4,341,736   185,178,374  11,704,260
 Class Y .............       59,740        56,607    11,152,791      42,644
Shares redeemed:
 Class A .............  (23,654,895)  (32,844,203) (121,882,974) (79,203,331)
 Class Y .............     (175,077)      (95,711)   (7,947,287)   (223,072)
                         ----------    ----------    ----------  ----------
Increase in
 outstanding capital
 shares ..............  19,772,924     3,510,690   177,511,616       9,980
                        ==========    ==========   ===========  ==========
Value issued from sale
 of shares:
 Class A .............    $136,894      $202,677    $  849,389    $618,721
 Class Y .............         876         1,379        85,082       1,031
Value issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A .............     216,773        27,530     1,351,806     103,357
 Class Y .............         472           359        81,473         379
Value redeemed:
 Class A .............    (203,897)     (208,970)   (1,035,016)   (631,968)
 Class Y .............      (1,436)         (612)      (65,230)     (1,749)
                          --------      --------    ----------    --------
Increase in
 outstanding capital .    $149,682      $ 22,363    $1,267,504    $ 89,771
                          ========      ========    ==========    ========

*Share transactions prior to June 27, 1998 have been adjusted to effect the stock dividend of June 26, 1998.

Note 6 -- Stock Dividend

    The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 400% on United Income Fund and 200% on United Science and
Technology Fund effected on June 26, 1998. Authorized shares of United
Income Fund were accordingly increased by 1,400,000,000 and United
Accumulative Fund and United Bond Fund each reallocated 100,000,000 shares to United Science and Technology Fund.

Note 7 -- Securities Loaned

    On December 31, 1999, securities with a market value of $64,899,219
(which are included in the accompanying schedule of investments) had been loaned under agreements whereby the Accumulative Fund held as collateral securities with a market value of $64,408,907 and had required additional collateral of $1,880,000, in accordance with the agreement. The additional collateral was received on January 3, 2000. The Fund derives income from its securities lending activities. These agreements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended December 31, 1999, Accumulative Fund and United Income
Fund derived approximately $83,573 and $888,184, respectively, of income, net of related expenses, from its securities lending activities.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of United Accumulative Fund, United
Bond Fund, United Income Fund, and United Science and Technology Fund
(collectively the "Funds") comprising United Funds, Inc. as of December 31,
1999, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising United Funds, Inc. as of
December 31, 1999, the results of their operations for the fiscal year then ended, the changes in their net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP
Kansas City, Missouri
February 4, 2000

                          REGISTRATION STATEMENT

                                 PART C

                            OTHER INFORMATION

23.  Exhibits:  Waddell & Reed Advisors Funds, Inc.

    (a)  Articles of Incorporation, as amended, filed by EDGAR on April
         18, 1995 as EX-99.B1-charter to the Post-Effective Amendment No.
         117 to the Registration Statement on Form N-1A*

         Articles Supplementary as proposed, filed by EDGAR on April 18,
         1995 as EX-99.B1-ufartsup to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

         Articles Supplementary filed by EDGAR on September 16, 1999 as
         EX-99.B(a)ufartsup to the Post-Effective Amendment No. 124 to the
         Registration Statement on Form N-1A*

         Articles Supplementary filed by EDGAR on April 27, 2000 as EX-
         99.B(a)ufartsup to 1940 Act Amendment No. 32 to the Registration
         Statement on Form N-1A*

         Articles of Amendment filed by EDGAR on June 28, 2000 as EX-
         99.B(a)ufartsup to Post-Effective Amendment No. 125 to the
         Registration Statement on Form N-1A*

         Articles of Amendment attached hereto as EX-99.B(a)wraartamd

    (b)  Bylaws, as amended, filed by EDGAR on March 26, 1997 as EX-99.B2-
         ufbylaw to Post-Effective Amendment No. 119 to the Registration
         Statement on Form N-1A*

         Amendment to Bylaws filed by EDGAR on April 1, 1999 as EX-99.B2-
         ufamend to Post-Effective Amendment No. 123 to the Registration
         Statement on Form N-1A*

         Amendment to Bylaws attached hereto as EX-99.B(b)wrabylaw

    (c)  Not applicable

    (d)  Investment Management Agreement filed by EDGAR on September 30,
         1994 as EX-99.B5-UFIMA to Post-Effective Amendment No. 116 to the
         Registration Statement on Form N-1A*

         Assignment of the Investment Management Agreements filed by EDGAR on March 28, 1996 as EX-99.B5-ufassign to the Post-Effective
         Amendment No. 118 to the Registration Statement on Form N-1A*

         Fee Schedule (Exhibit A) to the Investment Management Agreement,
         as amended, filed by EDGAR on September 16, 1999 as EX-
         99.B(d)ufimafee to the Post-Effective Amendment No. 124 to the
         Registration Statement on Form N-1A*

    (e)  Underwriting Agreement, dated February 8, 1995, filed by EDGAR on
         April 18, 1995 as EX-99.B6-ufua to the Post-Effective Amendment
         No. 117 to the Registration Statement on Form N-1A*

    (f)  Not applicable

    (g)  Custodian Agreement, as amended, filed by EDGAR on April 27, 2000 as EX-99.B(h)ufca to 1940 Act Amendment No. 32 to the
         Registration Statement on Form N-1A*

    (h)  Shareholder Servicing Agreement, filed by EDGAR on January 29,
         1999 as EX-99.B9-ufssa to Post-Effective Amendment No. 122 to the
         Registration Statement on Form N-1A*

         Compensation Table (Exhibit B) to the Shareholder Servicing
         Agreement, as amended, attached hereto as EX-99.B(h)wrassacomp

         Fidelity Bond Coverage (Exhibit C) to the Shareholder Servicing
         Agreement, as amended, attached hereto as EX-99.B(h)wrassafid

         Accounting Services Agreement filed by EDGAR on April 18, 1995 as
         EX-99.B9-ufasa to the Post-Effective Amendment No. 117 to the
         Registration Statement on Form N-1A*

         Amendment to Accounting Services Agreement attached hereto as EX-
         99.B(h)wraasaamend

         Service Agreement filed by EDGAR on August 11, 1993 as Exhibit
         (b)(15) to Post-Effective Amendment No. 114 to the Registration
         Statement on Form N-1A*

         Amendment to Service Agreement filed by EDGAR on April 18, 1995 as EX-99.B9-ufsaa to the Post-Effective Amendment No. 117 to the
         Registration Statement on Form N-1A*

         Class Y Letter of Understanding filed by EDGAR on March 28, 1996 as EX-99.B9-uflou to the Post-Effective Amendment No. 118 to the
         Registration Statement on Form N-1A*

    (i)  Opinion and Consent of Counsel attached hereto as EX-
         99.B(i)wralegopn

    (j)  Consent of Deloitte & Touche LLP, Independent Accountants,
         attached hereto as EX-99.B(j)wraconsnt

    (k)  Not applicable

    (l)  Not applicable

    (m)  Distribution and Service Plan, as amended, filed by EDGAR on
         January 29, 1999 as EX-99.B15-ufd&spca to Post-Effective
         Amendment No. 122 to the Registration Statement on Form N-1A*

         Distribution and Service Plan for Class B shares filed by EDGAR on September 16, 1999 as EX-99.B(m)ufdspb to the Post-Effective
         Amendment No. 124 to the Registration Statement on Form N-1A*

         Distribution and Service Plan for Class C shares filed by EDGAR on September 16, 1999 as EX-99.B(m)ufdspc to the Post-Effective
         Amendment No. 124 to the Registration Statement on Form N-1A*

    (n)  Not applicable

    (o)  Multiple Class Plan, as amended, filed by EDGAR on June 28, 2000 as EX-99.B(o)ufmcp to Post-Effective Amendment No. 125 to the
         Registration Statement on Form N-1A*

    (p)  Code of Ethics, as revised, attached hereto as EX-99.B(p)wracode

24.  Persons Controlled by or under common control with Registrant
    -------------------------------------------------------------

    None
25.  Indemnification
    ---------------

    Reference is made to Article SEVENTH paragraph 6(b) through 6(f) of the Articles of Incorporation, as amended, filed April 18, 1995 as EX-
    99.B1-charter to the Post-Effective Amendment No. 117 to the
    Registration Statement on Form N-1A*; Article IX of the Bylaws
    attached hereto as EX-99.B(b)wrabylaw and to Article IV of the
    Underwriting Agreement filed April 18, 1995 as EX-99.B6-ufua to Post-
    Effective Amendment No. 117 to the Registration Statement on Form N-
    1A*, each of which provide indemnification. Also refer to Section 2-
    418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

    Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No.
    11330 (September 4, 1980) and successor releases.

    Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the
    Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.
    In the event that a claim for indemnification against such liabilities
    (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.  Business and Other Connections of Investment Manager
    ----------------------------------------------------

    Waddell & Reed Investment Management Company ("WRIMCO") is the
    investment manager of the Registrant. Under the terms of an Investment
    Management Agreement between Waddell & Reed, Inc. and the Registrant,
    Waddell & Reed, Inc. is to provide investment management services to the Registrant. Waddell & Reed, Inc. assigned its investment management duties under this agreement to WRIMCO on January 8, 1992.
    WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective
    Amendment and to other investment advisory clients.

    Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of the officers is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission,
    Kansas 66201-9217.

    As to each director and officer of WRIMCO, reference is made to the
    Prospectus and SAI of this Registrant.

27. Principal Underwriter
    ---------------------

    (a)  Waddell & Reed, Inc. is the principal underwriter of the
         Registrant. It is also the principal underwriter to the following investment companies:

         Waddell & Reed Advisors International Growth Fund, Inc.
         Waddell & Reed Advisors Continental Income Fund, Inc.
         Waddell & Reed Advisors Vanguard Fund, Inc.
         Waddell & Reed Advisors Retirement Shares, Inc.
         Waddell & Reed Advisors Municipal Bond Fund, Inc.
         Waddell & Reed Advisors High Income Fund, Inc.
         Waddell & Reed Advisors Cash Management, Inc.
         Waddell & Reed Advisors Government Securities Fund, Inc.
         Waddell & Reed Advisors New Concepts Fund, Inc.
         Waddell & Reed Advisors Municipal High Income Fund, Inc.
         Waddell & Reed Advisors Global Bond Fund, Inc.
         Waddell & Reed Advisors Asset Strategy Fund, Inc.
         Waddell & Reed Advisors Small Cap Fund, Inc.
         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
         Waddell & Reed Advisors Value Fund, Inc.
         Waddell & Reed Advisors Municipal Money Market Fund, Inc.
         W&R Funds, Inc.
         Advantage I
         Advantage II
         Advantage Plus
         Advantage Gold

    (b)  The information contained in the underwriter's application on
         Form BD, as filed on November 30, 2000 SEC No. 8-27030 under the
         Securities Exchange Act of 1934, is herein incorporated by reference.

    (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.  Location of Accounts and Records
    --------------------------------

    The accounts, books and other documents required to be maintained by
    Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Mr. Robert L.
    Hechler and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee
    Mission, Kansas  66201-9217.

29.  Management Services
    -------------------

    There is no service contract other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items
    23(h) and 23(m) hereof.

30.  Undertaking
    -----------

    Not applicable

---------------------------------
*Incorporated herein by reference

                         POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,
WADDELL & REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED
ADVISORS CASH MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME
FUND, INC., WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS
GOVERNMENT SECURITIES FUND, INC., WADDELL & REED ADVISORS HIGH INCOME FUND,
INC., WADDELL & REED ADVISORS GLOBAL BOND FUND, INC., WADDELL & REED
ADVISORS INTERNATIONAL GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL
BOND FUND, INC., WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED
ADVISORS NEW CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT
SHARES, INC., WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED
ADVISORS TAX-MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND,
INC., WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS,
INC. AND W&R FUNDS, INC. (each hereinafter called the
"Corporation"), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT L. HECHLER, DANIEL C.
SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of
1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated
below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  August 16, 2000                  /s/Robert L. Hechler
                                       --------------------------
                                       Robert L. Hechler, President

/s/Keith A. Tucker          Chairman of the Board       August 16, 2000
-------------------                                     -----------------
Keith A. Tucker

/s/Robert L. Hechler        President, Principal        August 16, 2000
--------------------        Financial Officer and       -----------------
Robert L. Hechler           Director

/s/Henry J. Herrmann        Vice President and          August 16, 2000
--------------------        Director                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   August 16, 2000
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    August 16, 2000
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    August 16, 2000
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    August 16, 2000
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    August 16, 2000
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    August 16, 2000
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    August 16, 2000
--------------------                                    -----------------
John F. Hayes

/s/Glendon E. Johnson       Director                    August 16, 2000
--------------------                                    -----------------
Glendon E. Johnson

/s/William T. Morgan        Director                    August 16, 2000
--------------------                                    -----------------
William T. Morgan

/s/Ronald C. Reimer         Director                    August 16, 2000
--------------------                                    -----------------
Ronald C. Reimer

/s/Frank J. Ross, Jr.       Director                    August 16, 2000
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    August 16, 2000
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    August 16, 2000
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and
State of Kansas, on the 15th day of December, 2000.

                   WADDELL & REED ADVISORS FUNDS, INC.

                              (Registrant)

                        By /s/ Robert L. Hechler*
                        ------------------------
                      Robert L. Hechler, President

    Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

    Signatures          Title
    ----------          -----

/s/Keith A. Tucker*      Chairman of the Board         December 15, 2000
----------------------                                 ------------------
Keith A. Tucker

/s/Robert L. Hechler*    President, Principal          December 15, 2000
----------------------   Financial Officer and         ------------------
Robert L. Hechler        Director

/s/Henry J. Herrmann*    Vice President and            December 15, 2000
----------------------   Director                      ------------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer     December 15, 2000
----------------------   and Principal Accounting      ------------------
Theodore W. Howard       Officer

/s/James M. Concannon*   Director                      December 15, 2000
------------------                                     ------------------
James M. Concannon

/s/John A. Dillingham*   Director                      December 15, 2000
------------------                                     ------------------
John A. Dillingham

/s/David P. Gardner*     Director                      December 15, 2000
------------------                                     ------------------
David P. Gardner

/s/Linda K. Graves*      Director                      December 15, 2000
------------------                                     ------------------
Linda K. Graves

/s/Joseph Harroz, Jr.*   Director                      December 15, 2000
------------------                                     ------------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      December 15, 2000
-------------------                                    ------------------
John F. Hayes

/s/Glendon E. Johnson*   Director                      December 15, 2000
-------------------                                    ------------------
Glendon E. Johnson

/s/William T. Morgan*    Director                      December 15, 2000
-------------------                                    ------------------
William T. Morgan

/s/Ronald C. Reimer*     Director                      December 15, 2000
------------------                                     ------------------
Ronald C. Reimer

/s/Frank J. Ross, Jr.*   Director                      December 15, 2000
------------------                                     ------------------
Frank J. Ross, Jr.

/s/Eleanor B Schwartz*   Director                      December 15, 2000
-------------------                                    ------------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      December 15, 2000
-------------------                                    ------------------
Frederick Vogel III

*By /s/Kristen A. Richards
-------------------------
   Kristen A. Richards
   Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary